UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Equity-Income
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Equity-Income	.69%
Actual		$ 1,000.00	$ 1,037.60	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 3.46
Class K	.53%
Actual		$ 1,000.00	$ 1,038.50	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,024.22	$ 2.66
Class F	.48%
Actual		$ 1,000.00	$ 1,038.80	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,024.49	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.3	3.5
Wells Fargo & Co.	3.1	3.7
Bank of America Corp.	2.8	2.8
Exxon Mobil Corp.	2.7	2.1
Chevron Corp.	2.3	2.7
AT&T, Inc.	2.2	2.5
PNC Financial Services Group, Inc.	2.2	2.1
Pfizer, Inc.	2.0	2.6
Verizon Communications, Inc.	1.7	1.8
General Electric Co.	1.7	1.1
	24.0
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	27.3
Consumer Discretionary	15.1	15.2
Energy	15.0	14.7
Industrials	10.9	10.2
Health Care	7.3	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 95.2%		Stocks 96.4%
	Convertible Securities 3.9%		Convertible Securities 3.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets (0.1)%†
* Foreign investments	11.6%	** Foreign investments	12.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.5%
Johnson Controls, Inc.	3,703,375	$ 106,694
Michelin CGDE Series B	597,131	45,498
The Goodyear Tire & Rubber Co. (a)	5,050,300	53,887
		206,079
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	412,755	22,223
Daimler AG (Germany) (a)	729,579	39,343
Fiat SpA	2,260,100	28,956
Harley-Davidson, Inc.	3,659,750	99,655
Thor Industries, Inc.	560,600	15,607
Winnebago Industries, Inc. (a)	1,134,026	11,851
		217,635
Diversified Consumer Services - 0.5%
H&R Block, Inc.	4,433,234	69,513
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	146,500	65,987
Sands China Ltd.	11,707,600	18,087
		84,074
Household Durables - 2.7%
KB Home	993,700	11,308
Lennar Corp. Class A	1,966,134	29,040
Newell Rubbermaid, Inc.	4,974,080	77,098
Pulte Group, Inc. (a)	5,432,334	47,696
Stanley Black & Decker, Inc.	1,872,449	108,639
Techtronic Industries Co. Ltd.	10,189,000	8,408
Toll Brothers, Inc. (a)	459,963	7,985
Whirlpool Corp.	964,452	80,339
		370,513
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	2,047,834	23,181
Leisure Equipment & Products - 0.3%
Brunswick Corp.	2,937,900	49,709
Media - 2.5%
Belo Corp. Series A (a)	2,589,186	15,665
CC Media Holdings, Inc. Class A (a)	2,159,142	14,034
Comcast Corp.:
Class A	2,774,555	54,021
Class A (special) (non-vtg.)	2,357,600	43,521
Informa PLC	974,893	6,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	2,492,400	$ 22,781
The Walt Disney Co.	2,667,396	89,865
Time Warner, Inc.	3,136,329	98,669
		344,556
Multiline Retail - 1.6%
Kohl's Corp. (a)	1,399,135	66,725
Macy's, Inc.	2,782,300	51,890
Target Corp.	1,843,600	94,614
Tuesday Morning Corp. (a)	1,558,613	6,796
		220,025
Specialty Retail - 2.0%
Home Depot, Inc.	4,777,600	136,209
Lowe's Companies, Inc.	2,302,822	47,761
OfficeMax, Inc. (a)	1,249,327	17,853
RadioShack Corp.	1,390,300	29,947
Staples, Inc.	2,361,739	48,014
		279,784
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	308,453	16,006
TOTAL CONSUMER DISCRETIONARY		1,881,075
CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Carlsberg AS Series B	419,986	37,246
The Coca-Cola Co.	1,220,610	67,268
		104,514
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	1,352,295	41,502
Kroger Co.	2,754,500	58,340
Walgreen Co.	1,482,171	42,316
Winn-Dixie Stores, Inc. (a)	1,988,618	19,508
		161,666
Food Products - 0.6%
Marine Harvest ASA	18,884,600	14,238
Nestle SA	1,430,324	70,723
		84,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.1%
Kimberly-Clark Corp.	52,500	$ 3,366
Procter & Gamble Co.	2,356,244	144,108
		147,474
Tobacco - 0.7%
Philip Morris International, Inc.	2,021,495	103,177
TOTAL CONSUMER STAPLES		601,792
ENERGY - 14.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	2,392,451	115,484
Halliburton Co.	2,254,413	67,362
Nabors Industries Ltd. (a)	786,651	14,482
Noble Corp.	3,051,702	99,180
Pride International, Inc. (a)	1,878,300	44,685
Schlumberger Ltd.	521,898	31,136
		372,329
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	1,211,700	59,567
Apache Corp.	528,810	50,544
BP PLC sponsored ADR	1,017,865	39,157
Chevron Corp.	4,187,095	319,099
Cloud Peak Energy, Inc.	621,600	9,542
ConocoPhillips	2,997,990	165,549
CONSOL Energy, Inc.	1,365,310	51,172
Devon Energy Corp.	477,200	29,820
EOG Resources, Inc.	820,700	80,018
Exxon Mobil Corp.	6,404,117	382,198
Marathon Oil Corp.	2,095,635	70,099
Occidental Petroleum Corp.	1,269,091	98,900
Reliance Industries Ltd.	1,183,063	25,751
Royal Dutch Shell PLC:
Class A sponsored ADR (e)	3,697,700	204,927
Class B ADR	530,500	28,339
Southwestern Energy Co. (a)	1,835,470	66,903
Ultra Petroleum Corp. (a)	264,800	11,220
		1,692,805
TOTAL ENERGY		2,065,134
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.5%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	4,360,749	$ 109,324
Bank Sarasin & Co. Ltd. Series B (Reg.)	503,753	18,669
Goldman Sachs Group, Inc.	951,706	143,536
Morgan Stanley	7,309,490	197,283
State Street Corp.	2,253,889	87,721
T. Rowe Price Group, Inc.	257,442	12,416
UBS AG (a)	1,587,967	26,960
UBS AG (NY Shares) (a)	4,381,444	74,353
		670,262
Commercial Banks - 8.3%
Associated Banc-Corp.	5,321,203	72,315
Barclays PLC	6,623,542	34,289
BB&T Corp.	949,600	23,579
Comerica, Inc.	1,187,100	45,537
Huntington Bancshares, Inc.	4,735,300	28,696
KeyCorp	7,328,000	61,995
Marshall & Ilsley Corp.	1,702,900	11,971
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	8,606,275	42,859
Mizuho Financial Group, Inc.	10,724,000	17,378
PNC Financial Services Group, Inc.	5,106,120	303,252
U.S. Bancorp, Delaware	3,387,202	80,954
Wells Fargo & Co.	15,670,485	434,543
		1,157,368
Consumer Finance - 1.9%
American Express Co.	1,493,256	66,659
Capital One Financial Corp.	1,612,500	68,257
Discover Financial Services	6,639,361	101,383
SLM Corp. (a)	2,205,368	26,464
		262,763
Diversified Financial Services - 7.9%
Bank of America Corp.	27,939,888	392,276
Citigroup, Inc. (a)	34,747,403	142,464
CME Group, Inc.	46,766	13,038
JPMorgan Chase & Co.	11,342,749	456,891
Moody's Corp. (e)	3,618,886	85,225
		1,089,894
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	284,300	22,210
First American Financial Corp.	1,233,613	18,196
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	1,008,200	$ 23,602
Marsh & McLennan Companies, Inc.	1,075,779	25,302
Montpelier Re Holdings Ltd.	2,160,480	35,129
The Travelers Companies, Inc.	948,271	47,840
Unum Group	1,744,183	39,802
XL Capital Ltd. Class A	1,083,800	19,216
		231,297
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	348,729	28,561
HCP, Inc.	2,711,608	96,181
Segro PLC	3,557,200	15,622
		140,364
Real Estate Management & Development - 0.9%
Allgreen Properties Ltd.	3,055,000	2,628
CB Richard Ellis Group, Inc. Class A (a)	5,430,051	92,311
Indiabulls Real Estate Ltd. (a)	7,205,447	25,437
Unite Group PLC (a)	2,005,196	5,966
		126,342
TOTAL FINANCIALS		3,678,290
HEALTH CARE - 7.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,828,978	99,734
Biogen Idec, Inc. (a)	424,000	23,693
Cephalon, Inc. (a)	396,700	22,513
Gilead Sciences, Inc. (a)	865,400	28,835
		174,775
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	467,700	36,728
CareFusion Corp. (a)	2,017,257	42,504
Stryker Corp.	712,600	33,186
		112,418
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	1,765,300	53,753
Pharmaceuticals - 4.8%
Johnson & Johnson	1,839,405	106,851
Merck & Co., Inc.	6,114,332	210,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	18,545,969	$ 278,190
Sanofi-Aventis	1,198,584	69,687
		665,428
TOTAL HEALTH CARE		1,006,374
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
Goodrich Corp.	331,800	24,178
Honeywell International, Inc.	2,582,288	110,677
Spirit AeroSystems Holdings, Inc. Class A (a)	1,702,818	34,652
The Boeing Co.	1,044,716	71,187
United Technologies Corp.	1,861,311	132,339
		373,033
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	307,222	11,232
Masco Corp.	3,157,947	32,464
		43,696
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	913,500	22,299
Republic Services, Inc.	361,200	11,508
		33,807
Construction & Engineering - 0.7%
Fluor Corp.	872,506	42,133
KBR, Inc.	2,488,810	55,700
		97,833
Industrial Conglomerates - 3.4%
General Electric Co.	14,281,737	230,222
Koninklijke Philips Electronics NV unit	464,300	14,449
Rheinmetall AG	757,167	45,326
Siemens AG sponsored ADR	1,068,400	104,051
Textron, Inc.	2,053,900	42,639
Tyco International Ltd.	950,490	36,385
		473,072
Machinery - 2.7%
Briggs & Stratton Corp. (f)	3,687,785	69,957
Caterpillar, Inc.	266,400	18,581
Cummins, Inc.	872,100	69,428
Eaton Corp.	607,900	47,696
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	1,971,792	$ 73,863
Kennametal, Inc.	1,156,709	31,682
Navistar International Corp. (a)	696,800	36,032
Parker Hannifin Corp.	102,400	6,361
SPX Corp.	377,700	22,496
		376,096
Road & Rail - 0.7%
CSX Corp.	885,800	46,699
Union Pacific Corp.	586,400	43,786
		90,485
TOTAL INDUSTRIALS		1,488,022
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	2,213,891	51,074
Comverse Technology, Inc. (a)	3,665,152	27,489
Motorola, Inc. (a)	2,408,936	18,043
		96,606
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,255,707	103,853
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	1,700,247	47,488
Arrow Electronics, Inc. (a)	1,810,400	44,880
Avnet, Inc. (a)	2,182,391	54,887
Tyco Electronics Ltd.	2,466,790	66,603
		213,858
IT Services - 0.3%
CoreLogic, Inc. (a)	755,630	15,135
MoneyGram International, Inc. (a)	1,220,754	3,186
Visa, Inc. Class A	258,050	18,928
		37,249
Office Electronics - 0.3%
Xerox Corp.	4,287,712	41,762
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	567,781	16,869
Applied Materials, Inc.	4,384,900	51,742
Intel Corp.	7,032,860	144,877
Micron Technology, Inc. (a)	4,439,600	32,320
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	3,576,162	$ 49,351
Samsung Electronics Co. Ltd.	33,171	22,717
Teradyne, Inc. (a)	4,321,200	46,496
Varian Semiconductor Equipment Associates, Inc. (a)	845,200	23,885
		388,257
TOTAL INFORMATION TECHNOLOGY		881,585
MATERIALS - 2.6%
Chemicals - 1.8%
Celanese Corp. Class A	1,153,018	32,388
Clariant AG (Reg.) (a)	3,796,961	50,308
Dow Chemical Co.	991,800	27,106
E.I. du Pont de Nemours & Co.	1,973,900	80,279
Monsanto Co.	692,500	40,054
Wacker Chemie AG (e)	150,100	24,092
		254,227
Construction Materials - 0.2%
HeidelbergCement AG	503,400	25,355
Metals & Mining - 0.5%
Alcoa, Inc.	2,693,821	30,090
Commercial Metals Co.	1,186,820	17,078
Freeport-McMoRan Copper & Gold, Inc.	335,766	24,021
		71,189
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	678,600	11,007
TOTAL MATERIALS		361,778
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	12,072,294	313,155
Frontier Communications Corp.	2,042,869	15,608
Qwest Communications International, Inc.	16,754,100	94,828
Verizon Communications, Inc.	7,939,449	230,720
		654,311
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	15,437,103	$ 70,548
TOTAL TELECOMMUNICATION SERVICES		724,859
UTILITIES - 3.8%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	2,902,016	66,166
American Electric Power Co., Inc.	3,450,276	124,141
Entergy Corp.	761,320	59,010
FirstEnergy Corp.	2,828,716	106,643
PPL Corp.	412,200	11,249
		367,209
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	7,049,027	72,675
Constellation Energy Group, Inc.	1,017,094	32,140
		104,815
Multi-Utilities - 0.4%
Alliant Energy Corp.	1,035,808	35,798
CMS Energy Corp.	1,583,376	25,207
		61,005
TOTAL UTILITIES		533,029
TOTAL COMMON STOCKS (Cost $11,509,811)		13,221,938
Convertible Preferred Stocks - 1.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	283,900	15,447
FINANCIALS - 0.9%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	26,131
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	273,000	33,224
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	879,600	$ 21,480
XL Capital Ltd. 10.75%	1,625,900	43,086
		64,566
TOTAL FINANCIALS		123,921
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	322,100	17,841
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $148,504)		157,209
Convertible Bonds - 2.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co. 4.25% 11/15/16	$ 33,640	51,385
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	24,220	21,737
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	6,840	5,980
Media - 1.1%
Liberty Global, Inc. 4.5% 11/15/16 (g)	11,360	14,470
Liberty Media Corp.:
3.5% 1/15/31 (g)	19,969	13,701
3.5% 1/15/31	7,041	4,831
4% 11/15/29	13,232	6,947
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	39,941
0% 2/28/21	16,370	11,361
Virgin Media, Inc. 6.5% 11/15/16	42,136	58,527
		149,778
TOTAL CONSUMER DISCRETIONARY		228,880
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 0% 4/1/63 (a)(d)(g)	$ 36,072	$ 36,433
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	6,510	6,572
UAL Corp.:
4.5% 6/30/21 (g)	20,550	20,862
4.5% 6/30/21	3,320	3,370
		30,804
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	34,555
6% 5/1/15	17,310	17,203
Micron Technology, Inc. 1.875% 6/1/14	18,790	16,441
		68,199
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	21,883
TOTAL CONVERTIBLE BONDS (Cost $344,136)		386,199
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	7,405,433	7,405
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	45,267,375	45,267
TOTAL MONEY MARKET FUNDS (Cost $52,672)		52,672
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $12,055,123)		13,818,018
NET OTHER ASSETS (LIABILITIES) - 0.5%		66,168
NET ASSETS - 100%		$ 13,884,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,679,000 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity Securities Lending Cash Central Fund	1,375
Total	$ 1,476
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 60,959	$ -	$ -	$ 811	$ 69,957
Total	$ 60,959	$ -	$ -	$ 811	$ 69,957
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,881,075	$ 1,815,088	$ 65,987	$ -
Consumer Staples	601,792	601,792	-	-
Energy	2,080,581	2,065,134	15,447	-
Financials	3,802,211	3,642,749	159,462	-
Health Care	1,006,374	936,687	69,687	-
Industrials	1,488,022	1,488,022	-	-
Information Technology	881,585	881,585	-	-
Materials	361,778	361,778	-	-
Telecommunication Services	724,859	724,859	-	-
Utilities	550,870	533,029	17,841	-
Corporate Bonds	386,199	-	386,199	-
Money Market Funds	52,672	52,672	-	-
Total Investments in Securities:	$ 13,818,018	$ 13,103,395	$ 714,623	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.2%
United Kingdom	2.4%
Germany	1.9%
Others (Individually Less Than 1%)	4.1%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $3,395,905,000 of which $1,570,568,000 and $1,825,337,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $180,084,000 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $43,724) - See accompanying schedule: Unaffiliated issuers (cost $11,895,674)	$ 13,695,389
Fidelity Central Funds (cost $52,672)	52,672
Other affiliated issuers (cost $106,777)	69,957
Total Investments (cost $12,055,123)		$ 13,818,018
Foreign currency held at value (cost $31)		31
Receivable for investments sold		125,150
Receivable for fund shares sold		6,888
Dividends receivable		37,422
Interest receivable		2,778
Distributions receivable from Fidelity Central Funds		18
Other receivables		839
Total assets		13,991,144

Liabilities
Payable for investments purchased	$ 23,014
Payable for fund shares redeemed	30,259
Accrued management fee	5,287
Other affiliated payables	2,430
Other payables and accrued expenses	701
Collateral on securities loaned, at value	45,267
Total liabilities		106,958

Net Assets		$ 13,884,186
Net Assets consist of:
Paid in capital		$ 16,106,275
Undistributed net investment income		36,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,021,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,762,966
Net Assets		$ 13,884,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Equity-Income: Net Asset Value, offering price and redemption price per share ($11,519,269 ÷ 295,119 shares)	$ 39.03

Class K: Net Asset Value, offering price and redemption price per share ($2,053,855 ÷ 52,626 shares)	$ 39.03

Class F: Net Asset Value, offering price and redemption price per share ($311,062 ÷ 7,967 shares)	$ 39.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010

Investment Income
Dividends (including $811 earned from other affiliated issuers)		$ 185,051
Interest		10,825
Income from Fidelity Central Funds		1,476
Total income		197,352

Expenses
Management fee	$ 36,886
Transfer agent fees	15,395
Accounting and security lending fees	776
Custodian fees and expenses	226
Independent trustees' compensation	49
Depreciation in deferred trustee compensation account	(1)
Registration fees	108
Audit	95
Legal	33
Interest	4
Miscellaneous	154
Total expenses before reductions	53,725
Expense reductions	(281)	53,444
Net investment income (loss)		143,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,136)
Foreign currency transactions	(708)
Total net realized gain (loss)		(81,844)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $117)	618,597
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		618,642
Net gain (loss)		536,798
Net increase (decrease) in net assets resulting from operations		$ 680,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,908	$ 334,031
Net realized gain (loss)	(81,844)	(1,431,975)
Change in net unrealized appreciation (depreciation)	618,642	7,052,647
Net increase (decrease) in net assets resulting from operations	680,706	5,954,703
Distributions to shareholders from net investment income	(129,966)	(364,203)
Share transactions - net increase (decrease)	(4,062,276)	(3,976,412)
Total increase (decrease) in net assets	(3,511,536)	1,614,088

Net Assets
Beginning of period	17,395,722	15,781,634
End of period (including undistributed net investment income of $36,148 and undistributed net investment income of $22,206, respectively)	$ 13,884,186	$ 17,395,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Income from Investment Operations
Net investment income (loss) D	.35	.63	1.00	1.00	.96	.82
Net realized and unrealized gain (loss)	1.08	10.51	(23.96)	(3.86)	8.30	5.14
Total from investment operations	1.43	11.14	(22.96)	(2.86)	9.26	5.96
Distributions from net investment income	(.33)	(.69)	(.96)	(1.02)	(.94)	(.84)
Distributions from net realized gain	-	-	(.85)	(3.20)	(3.50)	(2.13)
Total distributions	(.33)	(.69)	(1.81)	(4.22)	(4.44)	(2.97)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51
Total Return B,C	3.76%	41.02%	(45.16)%	(5.21)%	17.55%	11.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.74%	.71%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.69%A	.74%	.71%	.66%	.68%	.69%
Expenses net of all reductions	.69%A	.74%	.71%	.66%	.67%	.67%
Net investment income (loss)	1.77%A	1.87%	2.38%	1.68%	1.71%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 11,519	$ 15,061	$ 15,070	$ 28,115	$ 31,223	$ 26,042
Portfolio turnover rateF	30%A	30%	33%	23%	24%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.38	.72	.61
Net realized and unrealized gain (loss)	1.09	10.48	(23.80)
Total from investment operations	1.47	11.20	(23.19)
Distributions from net investment income	(.37)	(.75)	(.80)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48
Total Return B,C	3.85%	41.30%	(45.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.53% A
Expenses net of fee waivers, if any	.53% A	.54%	.53% A
Expenses net of all reductions	.53% A	.54%	.53% A
Net investment income (loss)	1.93% A	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,054	$ 2,017	$ 711
Portfolio turnover rate F	30% A	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31,	Year ended January 31,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.94	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.40	.28
Net realized and unrealized gain (loss)	1.08	6.26
Total from investment operations	1.48	6.54
Distributions from net investment income	(.38)	(.48)
Net asset value, end of period	$ 39.04	$ 37.94
Total Return B,C	3.88%	20.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.48% A	.48% A
Expenses net of fee waivers, if any	.48% A	.48% A
Expenses net of all reductions	.47% A	.48% A
Net investment income (loss)	1.98% A	1.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 318
Portfolio turnover rate F	30% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,975,307
Gross unrealized depreciation	(1,467,370)
Net unrealized appreciation (depreciation)	$ 1,507,937

Tax cost	$ 12,310,081

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,349,644 and $6,527,488, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 14,875.22
Class K	520.05
	$ 15,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,602.39%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,375.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,094. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $281 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010 A
From net investment income
Equity-Income	$ 108,689	$ 332,957
Class K	18,237	30,685
Class F	3,040	561
Total	$ 129,966	$ 364,203

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010 A,B	Six months ended July 31, 2010	Year ended January 31, 2010 A,B
Equity-Income
Shares sold	18,615	56,428	$ 751,708	$ 1,863,151
Conversion to Class K	-	(23,097)	-	(690,630)
Reinvestment of distributions	2,630	10,235	105,630	325,291
Shares redeemed	(123,223)	(194,861)	(4,884,286)	(6,635,774)
Net increase (decrease)	(101,978)	(151,295)	$ (4,026,948)	$ (5,137,962)
Class K
Shares sold	8,719	13,982	$ 342,223	$ 488,731
Conversion from Equity Income	-	23,098	-	690,630
Reinvestment of distributions	457	930	18,237	30,685
Shares redeemed	(9,724)	(10,717)	(382,645)	(374,169)
Net increase (decrease)	(548)	27,293	$ (22,185)	$ 835,877
Class F
Shares sold	7,168	9,656	$ 285,471	$ 375,905
Reinvestment of distributions	76	14	3,040	561
Shares redeemed	(7,650)	(1,297)	(301,654)	(50,793)
Net increase (decrease)	(406)	8,373	$ (13,143)	$ 325,673

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

B Conversion transactions for Class K and Equity-Income are presented for the period February 1, 2009 through August 31, 2009.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EQU-USAN-0910
1.789291.107

Fidelity®
Equity-Income
Fund -
Class F

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Equity-Income	.69%
Actual		$ 1,000.00	$ 1,037.60	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 3.46
Class K	.53%
Actual		$ 1,000.00	$ 1,038.50	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,024.22	$ 2.66
Class F	.48%
Actual		$ 1,000.00	$ 1,038.80	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,024.49	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.3	3.5
Wells Fargo & Co.	3.1	3.7
Bank of America Corp.	2.8	2.8
Exxon Mobil Corp.	2.7	2.1
Chevron Corp.	2.3	2.7
AT&T, Inc.	2.2	2.5
PNC Financial Services Group, Inc.	2.2	2.1
Pfizer, Inc.	2.0	2.6
Verizon Communications, Inc.	1.7	1.8
General Electric Co.	1.7	1.1
	24.0
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	27.3
Consumer Discretionary	15.1	15.2
Energy	15.0	14.7
Industrials	10.9	10.2
Health Care	7.3	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 95.2%		Stocks 96.4%
	Convertible Securities 3.9%		Convertible Securities 3.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets (0.1)%†
* Foreign investments	11.6%	** Foreign investments	12.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.5%
Johnson Controls, Inc.	3,703,375	$ 106,694
Michelin CGDE Series B	597,131	45,498
The Goodyear Tire & Rubber Co. (a)	5,050,300	53,887
		206,079
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	412,755	22,223
Daimler AG (Germany) (a)	729,579	39,343
Fiat SpA	2,260,100	28,956
Harley-Davidson, Inc.	3,659,750	99,655
Thor Industries, Inc.	560,600	15,607
Winnebago Industries, Inc. (a)	1,134,026	11,851
		217,635
Diversified Consumer Services - 0.5%
H&R Block, Inc.	4,433,234	69,513
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	146,500	65,987
Sands China Ltd.	11,707,600	18,087
		84,074
Household Durables - 2.7%
KB Home	993,700	11,308
Lennar Corp. Class A	1,966,134	29,040
Newell Rubbermaid, Inc.	4,974,080	77,098
Pulte Group, Inc. (a)	5,432,334	47,696
Stanley Black & Decker, Inc.	1,872,449	108,639
Techtronic Industries Co. Ltd.	10,189,000	8,408
Toll Brothers, Inc. (a)	459,963	7,985
Whirlpool Corp.	964,452	80,339
		370,513
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	2,047,834	23,181
Leisure Equipment & Products - 0.3%
Brunswick Corp.	2,937,900	49,709
Media - 2.5%
Belo Corp. Series A (a)	2,589,186	15,665
CC Media Holdings, Inc. Class A (a)	2,159,142	14,034
Comcast Corp.:
Class A	2,774,555	54,021
Class A (special) (non-vtg.)	2,357,600	43,521
Informa PLC	974,893	6,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	2,492,400	$ 22,781
The Walt Disney Co.	2,667,396	89,865
Time Warner, Inc.	3,136,329	98,669
		344,556
Multiline Retail - 1.6%
Kohl's Corp. (a)	1,399,135	66,725
Macy's, Inc.	2,782,300	51,890
Target Corp.	1,843,600	94,614
Tuesday Morning Corp. (a)	1,558,613	6,796
		220,025
Specialty Retail - 2.0%
Home Depot, Inc.	4,777,600	136,209
Lowe's Companies, Inc.	2,302,822	47,761
OfficeMax, Inc. (a)	1,249,327	17,853
RadioShack Corp.	1,390,300	29,947
Staples, Inc.	2,361,739	48,014
		279,784
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	308,453	16,006
TOTAL CONSUMER DISCRETIONARY		1,881,075
CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Carlsberg AS Series B	419,986	37,246
The Coca-Cola Co.	1,220,610	67,268
		104,514
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	1,352,295	41,502
Kroger Co.	2,754,500	58,340
Walgreen Co.	1,482,171	42,316
Winn-Dixie Stores, Inc. (a)	1,988,618	19,508
		161,666
Food Products - 0.6%
Marine Harvest ASA	18,884,600	14,238
Nestle SA	1,430,324	70,723
		84,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.1%
Kimberly-Clark Corp.	52,500	$ 3,366
Procter & Gamble Co.	2,356,244	144,108
		147,474
Tobacco - 0.7%
Philip Morris International, Inc.	2,021,495	103,177
TOTAL CONSUMER STAPLES		601,792
ENERGY - 14.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	2,392,451	115,484
Halliburton Co.	2,254,413	67,362
Nabors Industries Ltd. (a)	786,651	14,482
Noble Corp.	3,051,702	99,180
Pride International, Inc. (a)	1,878,300	44,685
Schlumberger Ltd.	521,898	31,136
		372,329
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	1,211,700	59,567
Apache Corp.	528,810	50,544
BP PLC sponsored ADR	1,017,865	39,157
Chevron Corp.	4,187,095	319,099
Cloud Peak Energy, Inc.	621,600	9,542
ConocoPhillips	2,997,990	165,549
CONSOL Energy, Inc.	1,365,310	51,172
Devon Energy Corp.	477,200	29,820
EOG Resources, Inc.	820,700	80,018
Exxon Mobil Corp.	6,404,117	382,198
Marathon Oil Corp.	2,095,635	70,099
Occidental Petroleum Corp.	1,269,091	98,900
Reliance Industries Ltd.	1,183,063	25,751
Royal Dutch Shell PLC:
Class A sponsored ADR (e)	3,697,700	204,927
Class B ADR	530,500	28,339
Southwestern Energy Co. (a)	1,835,470	66,903
Ultra Petroleum Corp. (a)	264,800	11,220
		1,692,805
TOTAL ENERGY		2,065,134
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.5%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	4,360,749	$ 109,324
Bank Sarasin & Co. Ltd. Series B (Reg.)	503,753	18,669
Goldman Sachs Group, Inc.	951,706	143,536
Morgan Stanley	7,309,490	197,283
State Street Corp.	2,253,889	87,721
T. Rowe Price Group, Inc.	257,442	12,416
UBS AG (a)	1,587,967	26,960
UBS AG (NY Shares) (a)	4,381,444	74,353
		670,262
Commercial Banks - 8.3%
Associated Banc-Corp.	5,321,203	72,315
Barclays PLC	6,623,542	34,289
BB&T Corp.	949,600	23,579
Comerica, Inc.	1,187,100	45,537
Huntington Bancshares, Inc.	4,735,300	28,696
KeyCorp	7,328,000	61,995
Marshall & Ilsley Corp.	1,702,900	11,971
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	8,606,275	42,859
Mizuho Financial Group, Inc.	10,724,000	17,378
PNC Financial Services Group, Inc.	5,106,120	303,252
U.S. Bancorp, Delaware	3,387,202	80,954
Wells Fargo & Co.	15,670,485	434,543
		1,157,368
Consumer Finance - 1.9%
American Express Co.	1,493,256	66,659
Capital One Financial Corp.	1,612,500	68,257
Discover Financial Services	6,639,361	101,383
SLM Corp. (a)	2,205,368	26,464
		262,763
Diversified Financial Services - 7.9%
Bank of America Corp.	27,939,888	392,276
Citigroup, Inc. (a)	34,747,403	142,464
CME Group, Inc.	46,766	13,038
JPMorgan Chase & Co.	11,342,749	456,891
Moody's Corp. (e)	3,618,886	85,225
		1,089,894
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	284,300	22,210
First American Financial Corp.	1,233,613	18,196
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	1,008,200	$ 23,602
Marsh & McLennan Companies, Inc.	1,075,779	25,302
Montpelier Re Holdings Ltd.	2,160,480	35,129
The Travelers Companies, Inc.	948,271	47,840
Unum Group	1,744,183	39,802
XL Capital Ltd. Class A	1,083,800	19,216
		231,297
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	348,729	28,561
HCP, Inc.	2,711,608	96,181
Segro PLC	3,557,200	15,622
		140,364
Real Estate Management & Development - 0.9%
Allgreen Properties Ltd.	3,055,000	2,628
CB Richard Ellis Group, Inc. Class A (a)	5,430,051	92,311
Indiabulls Real Estate Ltd. (a)	7,205,447	25,437
Unite Group PLC (a)	2,005,196	5,966
		126,342
TOTAL FINANCIALS		3,678,290
HEALTH CARE - 7.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,828,978	99,734
Biogen Idec, Inc. (a)	424,000	23,693
Cephalon, Inc. (a)	396,700	22,513
Gilead Sciences, Inc. (a)	865,400	28,835
		174,775
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	467,700	36,728
CareFusion Corp. (a)	2,017,257	42,504
Stryker Corp.	712,600	33,186
		112,418
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	1,765,300	53,753
Pharmaceuticals - 4.8%
Johnson & Johnson	1,839,405	106,851
Merck & Co., Inc.	6,114,332	210,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	18,545,969	$ 278,190
Sanofi-Aventis	1,198,584	69,687
		665,428
TOTAL HEALTH CARE		1,006,374
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
Goodrich Corp.	331,800	24,178
Honeywell International, Inc.	2,582,288	110,677
Spirit AeroSystems Holdings, Inc. Class A (a)	1,702,818	34,652
The Boeing Co.	1,044,716	71,187
United Technologies Corp.	1,861,311	132,339
		373,033
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	307,222	11,232
Masco Corp.	3,157,947	32,464
		43,696
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	913,500	22,299
Republic Services, Inc.	361,200	11,508
		33,807
Construction & Engineering - 0.7%
Fluor Corp.	872,506	42,133
KBR, Inc.	2,488,810	55,700
		97,833
Industrial Conglomerates - 3.4%
General Electric Co.	14,281,737	230,222
Koninklijke Philips Electronics NV unit	464,300	14,449
Rheinmetall AG	757,167	45,326
Siemens AG sponsored ADR	1,068,400	104,051
Textron, Inc.	2,053,900	42,639
Tyco International Ltd.	950,490	36,385
		473,072
Machinery - 2.7%
Briggs & Stratton Corp. (f)	3,687,785	69,957
Caterpillar, Inc.	266,400	18,581
Cummins, Inc.	872,100	69,428
Eaton Corp.	607,900	47,696
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	1,971,792	$ 73,863
Kennametal, Inc.	1,156,709	31,682
Navistar International Corp. (a)	696,800	36,032
Parker Hannifin Corp.	102,400	6,361
SPX Corp.	377,700	22,496
		376,096
Road & Rail - 0.7%
CSX Corp.	885,800	46,699
Union Pacific Corp.	586,400	43,786
		90,485
TOTAL INDUSTRIALS		1,488,022
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	2,213,891	51,074
Comverse Technology, Inc. (a)	3,665,152	27,489
Motorola, Inc. (a)	2,408,936	18,043
		96,606
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,255,707	103,853
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	1,700,247	47,488
Arrow Electronics, Inc. (a)	1,810,400	44,880
Avnet, Inc. (a)	2,182,391	54,887
Tyco Electronics Ltd.	2,466,790	66,603
		213,858
IT Services - 0.3%
CoreLogic, Inc. (a)	755,630	15,135
MoneyGram International, Inc. (a)	1,220,754	3,186
Visa, Inc. Class A	258,050	18,928
		37,249
Office Electronics - 0.3%
Xerox Corp.	4,287,712	41,762
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	567,781	16,869
Applied Materials, Inc.	4,384,900	51,742
Intel Corp.	7,032,860	144,877
Micron Technology, Inc. (a)	4,439,600	32,320
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	3,576,162	$ 49,351
Samsung Electronics Co. Ltd.	33,171	22,717
Teradyne, Inc. (a)	4,321,200	46,496
Varian Semiconductor Equipment Associates, Inc. (a)	845,200	23,885
		388,257
TOTAL INFORMATION TECHNOLOGY		881,585
MATERIALS - 2.6%
Chemicals - 1.8%
Celanese Corp. Class A	1,153,018	32,388
Clariant AG (Reg.) (a)	3,796,961	50,308
Dow Chemical Co.	991,800	27,106
E.I. du Pont de Nemours & Co.	1,973,900	80,279
Monsanto Co.	692,500	40,054
Wacker Chemie AG (e)	150,100	24,092
		254,227
Construction Materials - 0.2%
HeidelbergCement AG	503,400	25,355
Metals & Mining - 0.5%
Alcoa, Inc.	2,693,821	30,090
Commercial Metals Co.	1,186,820	17,078
Freeport-McMoRan Copper & Gold, Inc.	335,766	24,021
		71,189
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	678,600	11,007
TOTAL MATERIALS		361,778
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	12,072,294	313,155
Frontier Communications Corp.	2,042,869	15,608
Qwest Communications International, Inc.	16,754,100	94,828
Verizon Communications, Inc.	7,939,449	230,720
		654,311
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	15,437,103	$ 70,548
TOTAL TELECOMMUNICATION SERVICES		724,859
UTILITIES - 3.8%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	2,902,016	66,166
American Electric Power Co., Inc.	3,450,276	124,141
Entergy Corp.	761,320	59,010
FirstEnergy Corp.	2,828,716	106,643
PPL Corp.	412,200	11,249
		367,209
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	7,049,027	72,675
Constellation Energy Group, Inc.	1,017,094	32,140
		104,815
Multi-Utilities - 0.4%
Alliant Energy Corp.	1,035,808	35,798
CMS Energy Corp.	1,583,376	25,207
		61,005
TOTAL UTILITIES		533,029
TOTAL COMMON STOCKS (Cost $11,509,811)		13,221,938
Convertible Preferred Stocks - 1.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	283,900	15,447
FINANCIALS - 0.9%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	26,131
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	273,000	33,224
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	879,600	$ 21,480
XL Capital Ltd. 10.75%	1,625,900	43,086
		64,566
TOTAL FINANCIALS		123,921
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	322,100	17,841
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $148,504)		157,209
Convertible Bonds - 2.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co. 4.25% 11/15/16	$ 33,640	51,385
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	24,220	21,737
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	6,840	5,980
Media - 1.1%
Liberty Global, Inc. 4.5% 11/15/16 (g)	11,360	14,470
Liberty Media Corp.:
3.5% 1/15/31 (g)	19,969	13,701
3.5% 1/15/31	7,041	4,831
4% 11/15/29	13,232	6,947
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	39,941
0% 2/28/21	16,370	11,361
Virgin Media, Inc. 6.5% 11/15/16	42,136	58,527
		149,778
TOTAL CONSUMER DISCRETIONARY		228,880
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 0% 4/1/63 (a)(d)(g)	$ 36,072	$ 36,433
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	6,510	6,572
UAL Corp.:
4.5% 6/30/21 (g)	20,550	20,862
4.5% 6/30/21	3,320	3,370
		30,804
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	34,555
6% 5/1/15	17,310	17,203
Micron Technology, Inc. 1.875% 6/1/14	18,790	16,441
		68,199
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	21,883
TOTAL CONVERTIBLE BONDS (Cost $344,136)		386,199
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	7,405,433	7,405
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	45,267,375	45,267
TOTAL MONEY MARKET FUNDS (Cost $52,672)		52,672
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $12,055,123)		13,818,018
NET OTHER ASSETS (LIABILITIES) - 0.5%		66,168
NET ASSETS - 100%		$ 13,884,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,679,000 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity Securities Lending Cash Central Fund	1,375
Total	$ 1,476
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 60,959	$ -	$ -	$ 811	$ 69,957
Total	$ 60,959	$ -	$ -	$ 811	$ 69,957
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,881,075	$ 1,815,088	$ 65,987	$ -
Consumer Staples	601,792	601,792	-	-
Energy	2,080,581	2,065,134	15,447	-
Financials	3,802,211	3,642,749	159,462	-
Health Care	1,006,374	936,687	69,687	-
Industrials	1,488,022	1,488,022	-	-
Information Technology	881,585	881,585	-	-
Materials	361,778	361,778	-	-
Telecommunication Services	724,859	724,859	-	-
Utilities	550,870	533,029	17,841	-
Corporate Bonds	386,199	-	386,199	-
Money Market Funds	52,672	52,672	-	-
Total Investments in Securities:	$ 13,818,018	$ 13,103,395	$ 714,623	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.2%
United Kingdom	2.4%
Germany	1.9%
Others (Individually Less Than 1%)	4.1%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $3,395,905,000 of which $1,570,568,000 and $1,825,337,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $180,084,000 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $43,724) - See accompanying schedule: Unaffiliated issuers (cost $11,895,674)	$ 13,695,389
Fidelity Central Funds (cost $52,672)	52,672
Other affiliated issuers (cost $106,777)	69,957
Total Investments (cost $12,055,123)		$ 13,818,018
Foreign currency held at value (cost $31)		31
Receivable for investments sold		125,150
Receivable for fund shares sold		6,888
Dividends receivable		37,422
Interest receivable		2,778
Distributions receivable from Fidelity Central Funds		18
Other receivables		839
Total assets		13,991,144

Liabilities
Payable for investments purchased	$ 23,014
Payable for fund shares redeemed	30,259
Accrued management fee	5,287
Other affiliated payables	2,430
Other payables and accrued expenses	701
Collateral on securities loaned, at value	45,267
Total liabilities		106,958

Net Assets		$ 13,884,186
Net Assets consist of:
Paid in capital		$ 16,106,275
Undistributed net investment income		36,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,021,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,762,966
Net Assets		$ 13,884,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Equity-Income: Net Asset Value, offering price and redemption price per share ($11,519,269 ÷ 295,119 shares)	$ 39.03

Class K: Net Asset Value, offering price and redemption price per share ($2,053,855 ÷ 52,626 shares)	$ 39.03

Class F: Net Asset Value, offering price and redemption price per share ($311,062 ÷ 7,967 shares)	$ 39.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010

Investment Income
Dividends (including $811 earned from other affiliated issuers)		$ 185,051
Interest		10,825
Income from Fidelity Central Funds		1,476
Total income		197,352

Expenses
Management fee	$ 36,886
Transfer agent fees	15,395
Accounting and security lending fees	776
Custodian fees and expenses	226
Independent trustees' compensation	49
Depreciation in deferred trustee compensation account	(1)
Registration fees	108
Audit	95
Legal	33
Interest	4
Miscellaneous	154
Total expenses before reductions	53,725
Expense reductions	(281)	53,444
Net investment income (loss)		143,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,136)
Foreign currency transactions	(708)
Total net realized gain (loss)		(81,844)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $117)	618,597
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		618,642
Net gain (loss)		536,798
Net increase (decrease) in net assets resulting from operations		$ 680,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,908	$ 334,031
Net realized gain (loss)	(81,844)	(1,431,975)
Change in net unrealized appreciation (depreciation)	618,642	7,052,647
Net increase (decrease) in net assets resulting from operations	680,706	5,954,703
Distributions to shareholders from net investment income	(129,966)	(364,203)
Share transactions - net increase (decrease)	(4,062,276)	(3,976,412)
Total increase (decrease) in net assets	(3,511,536)	1,614,088

Net Assets
Beginning of period	17,395,722	15,781,634
End of period (including undistributed net investment income of $36,148 and undistributed net investment income of $22,206, respectively)	$ 13,884,186	$ 17,395,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Income from Investment Operations
Net investment income (loss) D	.35	.63	1.00	1.00	.96	.82
Net realized and unrealized gain (loss)	1.08	10.51	(23.96)	(3.86)	8.30	5.14
Total from investment operations	1.43	11.14	(22.96)	(2.86)	9.26	5.96
Distributions from net investment income	(.33)	(.69)	(.96)	(1.02)	(.94)	(.84)
Distributions from net realized gain	-	-	(.85)	(3.20)	(3.50)	(2.13)
Total distributions	(.33)	(.69)	(1.81)	(4.22)	(4.44)	(2.97)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51
Total Return B,C	3.76%	41.02%	(45.16)%	(5.21)%	17.55%	11.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.74%	.71%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.69%A	.74%	.71%	.66%	.68%	.69%
Expenses net of all reductions	.69%A	.74%	.71%	.66%	.67%	.67%
Net investment income (loss)	1.77%A	1.87%	2.38%	1.68%	1.71%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 11,519	$ 15,061	$ 15,070	$ 28,115	$ 31,223	$ 26,042
Portfolio turnover rateF	30%A	30%	33%	23%	24%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.38	.72	.61
Net realized and unrealized gain (loss)	1.09	10.48	(23.80)
Total from investment operations	1.47	11.20	(23.19)
Distributions from net investment income	(.37)	(.75)	(.80)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48
Total Return B,C	3.85%	41.30%	(45.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.53% A
Expenses net of fee waivers, if any	.53% A	.54%	.53% A
Expenses net of all reductions	.53% A	.54%	.53% A
Net investment income (loss)	1.93% A	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,054	$ 2,017	$ 711
Portfolio turnover rate F	30% A	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31,	Year ended January 31,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.94	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.40	.28
Net realized and unrealized gain (loss)	1.08	6.26
Total from investment operations	1.48	6.54
Distributions from net investment income	(.38)	(.48)
Net asset value, end of period	$ 39.04	$ 37.94
Total Return B,C	3.88%	20.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.48% A	.48% A
Expenses net of fee waivers, if any	.48% A	.48% A
Expenses net of all reductions	.47% A	.48% A
Net investment income (loss)	1.98% A	1.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 318
Portfolio turnover rate F	30% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,975,307
Gross unrealized depreciation	(1,467,370)
Net unrealized appreciation (depreciation)	$ 1,507,937

Tax cost	$ 12,310,081

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,349,644 and $6,527,488, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 14,875.22
Class K	520.05
	$ 15,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,602.39%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,375.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,094. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $281 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010 A
From net investment income
Equity-Income	$ 108,689	$ 332,957
Class K	18,237	30,685
Class F	3,040	561
Total	$ 129,966	$ 364,203

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010 A,B	Six months ended July 31, 2010	Year ended January 31, 2010 A,B
Equity-Income
Shares sold	18,615	56,428	$ 751,708	$ 1,863,151
Conversion to Class K	-	(23,097)	-	(690,630)
Reinvestment of distributions	2,630	10,235	105,630	325,291
Shares redeemed	(123,223)	(194,861)	(4,884,286)	(6,635,774)
Net increase (decrease)	(101,978)	(151,295)	$ (4,026,948)	$ (5,137,962)
Class K
Shares sold	8,719	13,982	$ 342,223	$ 488,731
Conversion from Equity Income	-	23,098	-	690,630
Reinvestment of distributions	457	930	18,237	30,685
Shares redeemed	(9,724)	(10,717)	(382,645)	(374,169)
Net increase (decrease)	(548)	27,293	$ (22,185)	$ 835,877
Class F
Shares sold	7,168	9,656	$ 285,471	$ 375,905
Reinvestment of distributions	76	14	3,040	561
Shares redeemed	(7,650)	(1,297)	(301,654)	(50,793)
Net increase (decrease)	(406)	8,373	$ (13,143)	$ 325,673

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

B Conversion transactions for Class K and Equity-Income are presented for the period February 1, 2009 through August 31, 2009.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EQU-F-SANN-0910
1.891719.101

Fidelity®
Equity-Income
Fund -
Class K

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Equity-Income	.69%
Actual		$ 1,000.00	$ 1,037.60	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 3.46
Class K	.53%
Actual		$ 1,000.00	$ 1,038.50	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,024.22	$ 2.66
Class F	.48%
Actual		$ 1,000.00	$ 1,038.80	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,024.49	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.3	3.5
Wells Fargo & Co.	3.1	3.7
Bank of America Corp.	2.8	2.8
Exxon Mobil Corp.	2.7	2.1
Chevron Corp.	2.3	2.7
AT&T, Inc.	2.2	2.5
PNC Financial Services Group, Inc.	2.2	2.1
Pfizer, Inc.	2.0	2.6
Verizon Communications, Inc.	1.7	1.8
General Electric Co.	1.7	1.1
	24.0
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	27.3
Consumer Discretionary	15.1	15.2
Energy	15.0	14.7
Industrials	10.9	10.2
Health Care	7.3	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 95.2%		Stocks 96.4%
	Convertible Securities 3.9%		Convertible Securities 3.7%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets (0.1)%†
* Foreign investments	11.6%	** Foreign investments	12.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.5%
Johnson Controls, Inc.	3,703,375	$ 106,694
Michelin CGDE Series B	597,131	45,498
The Goodyear Tire & Rubber Co. (a)	5,050,300	53,887
		206,079
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	412,755	22,223
Daimler AG (Germany) (a)	729,579	39,343
Fiat SpA	2,260,100	28,956
Harley-Davidson, Inc.	3,659,750	99,655
Thor Industries, Inc.	560,600	15,607
Winnebago Industries, Inc. (a)	1,134,026	11,851
		217,635
Diversified Consumer Services - 0.5%
H&R Block, Inc.	4,433,234	69,513
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	146,500	65,987
Sands China Ltd.	11,707,600	18,087
		84,074
Household Durables - 2.7%
KB Home	993,700	11,308
Lennar Corp. Class A	1,966,134	29,040
Newell Rubbermaid, Inc.	4,974,080	77,098
Pulte Group, Inc. (a)	5,432,334	47,696
Stanley Black & Decker, Inc.	1,872,449	108,639
Techtronic Industries Co. Ltd.	10,189,000	8,408
Toll Brothers, Inc. (a)	459,963	7,985
Whirlpool Corp.	964,452	80,339
		370,513
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	2,047,834	23,181
Leisure Equipment & Products - 0.3%
Brunswick Corp.	2,937,900	49,709
Media - 2.5%
Belo Corp. Series A (a)	2,589,186	15,665
CC Media Holdings, Inc. Class A (a)	2,159,142	14,034
Comcast Corp.:
Class A	2,774,555	54,021
Class A (special) (non-vtg.)	2,357,600	43,521
Informa PLC	974,893	6,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	2,492,400	$ 22,781
The Walt Disney Co.	2,667,396	89,865
Time Warner, Inc.	3,136,329	98,669
		344,556
Multiline Retail - 1.6%
Kohl's Corp. (a)	1,399,135	66,725
Macy's, Inc.	2,782,300	51,890
Target Corp.	1,843,600	94,614
Tuesday Morning Corp. (a)	1,558,613	6,796
		220,025
Specialty Retail - 2.0%
Home Depot, Inc.	4,777,600	136,209
Lowe's Companies, Inc.	2,302,822	47,761
OfficeMax, Inc. (a)	1,249,327	17,853
RadioShack Corp.	1,390,300	29,947
Staples, Inc.	2,361,739	48,014
		279,784
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	308,453	16,006
TOTAL CONSUMER DISCRETIONARY		1,881,075
CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Carlsberg AS Series B	419,986	37,246
The Coca-Cola Co.	1,220,610	67,268
		104,514
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	1,352,295	41,502
Kroger Co.	2,754,500	58,340
Walgreen Co.	1,482,171	42,316
Winn-Dixie Stores, Inc. (a)	1,988,618	19,508
		161,666
Food Products - 0.6%
Marine Harvest ASA	18,884,600	14,238
Nestle SA	1,430,324	70,723
		84,961
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.1%
Kimberly-Clark Corp.	52,500	$ 3,366
Procter & Gamble Co.	2,356,244	144,108
		147,474
Tobacco - 0.7%
Philip Morris International, Inc.	2,021,495	103,177
TOTAL CONSUMER STAPLES		601,792
ENERGY - 14.9%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	2,392,451	115,484
Halliburton Co.	2,254,413	67,362
Nabors Industries Ltd. (a)	786,651	14,482
Noble Corp.	3,051,702	99,180
Pride International, Inc. (a)	1,878,300	44,685
Schlumberger Ltd.	521,898	31,136
		372,329
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	1,211,700	59,567
Apache Corp.	528,810	50,544
BP PLC sponsored ADR	1,017,865	39,157
Chevron Corp.	4,187,095	319,099
Cloud Peak Energy, Inc.	621,600	9,542
ConocoPhillips	2,997,990	165,549
CONSOL Energy, Inc.	1,365,310	51,172
Devon Energy Corp.	477,200	29,820
EOG Resources, Inc.	820,700	80,018
Exxon Mobil Corp.	6,404,117	382,198
Marathon Oil Corp.	2,095,635	70,099
Occidental Petroleum Corp.	1,269,091	98,900
Reliance Industries Ltd.	1,183,063	25,751
Royal Dutch Shell PLC:
Class A sponsored ADR (e)	3,697,700	204,927
Class B ADR	530,500	28,339
Southwestern Energy Co. (a)	1,835,470	66,903
Ultra Petroleum Corp. (a)	264,800	11,220
		1,692,805
TOTAL ENERGY		2,065,134
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.5%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	4,360,749	$ 109,324
Bank Sarasin & Co. Ltd. Series B (Reg.)	503,753	18,669
Goldman Sachs Group, Inc.	951,706	143,536
Morgan Stanley	7,309,490	197,283
State Street Corp.	2,253,889	87,721
T. Rowe Price Group, Inc.	257,442	12,416
UBS AG (a)	1,587,967	26,960
UBS AG (NY Shares) (a)	4,381,444	74,353
		670,262
Commercial Banks - 8.3%
Associated Banc-Corp.	5,321,203	72,315
Barclays PLC	6,623,542	34,289
BB&T Corp.	949,600	23,579
Comerica, Inc.	1,187,100	45,537
Huntington Bancshares, Inc.	4,735,300	28,696
KeyCorp	7,328,000	61,995
Marshall & Ilsley Corp.	1,702,900	11,971
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	8,606,275	42,859
Mizuho Financial Group, Inc.	10,724,000	17,378
PNC Financial Services Group, Inc.	5,106,120	303,252
U.S. Bancorp, Delaware	3,387,202	80,954
Wells Fargo & Co.	15,670,485	434,543
		1,157,368
Consumer Finance - 1.9%
American Express Co.	1,493,256	66,659
Capital One Financial Corp.	1,612,500	68,257
Discover Financial Services	6,639,361	101,383
SLM Corp. (a)	2,205,368	26,464
		262,763
Diversified Financial Services - 7.9%
Bank of America Corp.	27,939,888	392,276
Citigroup, Inc. (a)	34,747,403	142,464
CME Group, Inc.	46,766	13,038
JPMorgan Chase & Co.	11,342,749	456,891
Moody's Corp. (e)	3,618,886	85,225
		1,089,894
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	284,300	22,210
First American Financial Corp.	1,233,613	18,196
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	1,008,200	$ 23,602
Marsh & McLennan Companies, Inc.	1,075,779	25,302
Montpelier Re Holdings Ltd.	2,160,480	35,129
The Travelers Companies, Inc.	948,271	47,840
Unum Group	1,744,183	39,802
XL Capital Ltd. Class A	1,083,800	19,216
		231,297
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	348,729	28,561
HCP, Inc.	2,711,608	96,181
Segro PLC	3,557,200	15,622
		140,364
Real Estate Management & Development - 0.9%
Allgreen Properties Ltd.	3,055,000	2,628
CB Richard Ellis Group, Inc. Class A (a)	5,430,051	92,311
Indiabulls Real Estate Ltd. (a)	7,205,447	25,437
Unite Group PLC (a)	2,005,196	5,966
		126,342
TOTAL FINANCIALS		3,678,290
HEALTH CARE - 7.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,828,978	99,734
Biogen Idec, Inc. (a)	424,000	23,693
Cephalon, Inc. (a)	396,700	22,513
Gilead Sciences, Inc. (a)	865,400	28,835
		174,775
Health Care Equipment & Supplies - 0.8%
C. R. Bard, Inc.	467,700	36,728
CareFusion Corp. (a)	2,017,257	42,504
Stryker Corp.	712,600	33,186
		112,418
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	1,765,300	53,753
Pharmaceuticals - 4.8%
Johnson & Johnson	1,839,405	106,851
Merck & Co., Inc.	6,114,332	210,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	18,545,969	$ 278,190
Sanofi-Aventis	1,198,584	69,687
		665,428
TOTAL HEALTH CARE		1,006,374
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
Goodrich Corp.	331,800	24,178
Honeywell International, Inc.	2,582,288	110,677
Spirit AeroSystems Holdings, Inc. Class A (a)	1,702,818	34,652
The Boeing Co.	1,044,716	71,187
United Technologies Corp.	1,861,311	132,339
		373,033
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	307,222	11,232
Masco Corp.	3,157,947	32,464
		43,696
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	913,500	22,299
Republic Services, Inc.	361,200	11,508
		33,807
Construction & Engineering - 0.7%
Fluor Corp.	872,506	42,133
KBR, Inc.	2,488,810	55,700
		97,833
Industrial Conglomerates - 3.4%
General Electric Co.	14,281,737	230,222
Koninklijke Philips Electronics NV unit	464,300	14,449
Rheinmetall AG	757,167	45,326
Siemens AG sponsored ADR	1,068,400	104,051
Textron, Inc.	2,053,900	42,639
Tyco International Ltd.	950,490	36,385
		473,072
Machinery - 2.7%
Briggs & Stratton Corp. (f)	3,687,785	69,957
Caterpillar, Inc.	266,400	18,581
Cummins, Inc.	872,100	69,428
Eaton Corp.	607,900	47,696
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	1,971,792	$ 73,863
Kennametal, Inc.	1,156,709	31,682
Navistar International Corp. (a)	696,800	36,032
Parker Hannifin Corp.	102,400	6,361
SPX Corp.	377,700	22,496
		376,096
Road & Rail - 0.7%
CSX Corp.	885,800	46,699
Union Pacific Corp.	586,400	43,786
		90,485
TOTAL INDUSTRIALS		1,488,022
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	2,213,891	51,074
Comverse Technology, Inc. (a)	3,665,152	27,489
Motorola, Inc. (a)	2,408,936	18,043
		96,606
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,255,707	103,853
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	1,700,247	47,488
Arrow Electronics, Inc. (a)	1,810,400	44,880
Avnet, Inc. (a)	2,182,391	54,887
Tyco Electronics Ltd.	2,466,790	66,603
		213,858
IT Services - 0.3%
CoreLogic, Inc. (a)	755,630	15,135
MoneyGram International, Inc. (a)	1,220,754	3,186
Visa, Inc. Class A	258,050	18,928
		37,249
Office Electronics - 0.3%
Xerox Corp.	4,287,712	41,762
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	567,781	16,869
Applied Materials, Inc.	4,384,900	51,742
Intel Corp.	7,032,860	144,877
Micron Technology, Inc. (a)	4,439,600	32,320
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	3,576,162	$ 49,351
Samsung Electronics Co. Ltd.	33,171	22,717
Teradyne, Inc. (a)	4,321,200	46,496
Varian Semiconductor Equipment Associates, Inc. (a)	845,200	23,885
		388,257
TOTAL INFORMATION TECHNOLOGY		881,585
MATERIALS - 2.6%
Chemicals - 1.8%
Celanese Corp. Class A	1,153,018	32,388
Clariant AG (Reg.) (a)	3,796,961	50,308
Dow Chemical Co.	991,800	27,106
E.I. du Pont de Nemours & Co.	1,973,900	80,279
Monsanto Co.	692,500	40,054
Wacker Chemie AG (e)	150,100	24,092
		254,227
Construction Materials - 0.2%
HeidelbergCement AG	503,400	25,355
Metals & Mining - 0.5%
Alcoa, Inc.	2,693,821	30,090
Commercial Metals Co.	1,186,820	17,078
Freeport-McMoRan Copper & Gold, Inc.	335,766	24,021
		71,189
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	678,600	11,007
TOTAL MATERIALS		361,778
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	12,072,294	313,155
Frontier Communications Corp.	2,042,869	15,608
Qwest Communications International, Inc.	16,754,100	94,828
Verizon Communications, Inc.	7,939,449	230,720
		654,311
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	15,437,103	$ 70,548
TOTAL TELECOMMUNICATION SERVICES		724,859
UTILITIES - 3.8%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	2,902,016	66,166
American Electric Power Co., Inc.	3,450,276	124,141
Entergy Corp.	761,320	59,010
FirstEnergy Corp.	2,828,716	106,643
PPL Corp.	412,200	11,249
		367,209
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	7,049,027	72,675
Constellation Energy Group, Inc.	1,017,094	32,140
		104,815
Multi-Utilities - 0.4%
Alliant Energy Corp.	1,035,808	35,798
CMS Energy Corp.	1,583,376	25,207
		61,005
TOTAL UTILITIES		533,029
TOTAL COMMON STOCKS (Cost $11,509,811)		13,221,938
Convertible Preferred Stocks - 1.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	283,900	15,447
FINANCIALS - 0.9%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	26,131
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	273,000	33,224
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	879,600	$ 21,480
XL Capital Ltd. 10.75%	1,625,900	43,086
		64,566
TOTAL FINANCIALS		123,921
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	322,100	17,841
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $148,504)		157,209
Convertible Bonds - 2.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co. 4.25% 11/15/16	$ 33,640	51,385
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	24,220	21,737
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	6,840	5,980
Media - 1.1%
Liberty Global, Inc. 4.5% 11/15/16 (g)	11,360	14,470
Liberty Media Corp.:
3.5% 1/15/31 (g)	19,969	13,701
3.5% 1/15/31	7,041	4,831
4% 11/15/29	13,232	6,947
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	39,941
0% 2/28/21	16,370	11,361
Virgin Media, Inc. 6.5% 11/15/16	42,136	58,527
		149,778
TOTAL CONSUMER DISCRETIONARY		228,880
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 0% 4/1/63 (a)(d)(g)	$ 36,072	$ 36,433
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	6,510	6,572
UAL Corp.:
4.5% 6/30/21 (g)	20,550	20,862
4.5% 6/30/21	3,320	3,370
		30,804
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	34,770	34,555
6% 5/1/15	17,310	17,203
Micron Technology, Inc. 1.875% 6/1/14	18,790	16,441
		68,199
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	21,883
TOTAL CONVERTIBLE BONDS (Cost $344,136)		386,199
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	7,405,433	7,405
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	45,267,375	45,267
TOTAL MONEY MARKET FUNDS (Cost $52,672)		52,672
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $12,055,123)		13,818,018
NET OTHER ASSETS (LIABILITIES) - 0.5%		66,168
NET ASSETS - 100%		$ 13,884,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,679,000 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity Securities Lending Cash Central Fund	1,375
Total	$ 1,476
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 60,959	$ -	$ -	$ 811	$ 69,957
Total	$ 60,959	$ -	$ -	$ 811	$ 69,957
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,881,075	$ 1,815,088	$ 65,987	$ -
Consumer Staples	601,792	601,792	-	-
Energy	2,080,581	2,065,134	15,447	-
Financials	3,802,211	3,642,749	159,462	-
Health Care	1,006,374	936,687	69,687	-
Industrials	1,488,022	1,488,022	-	-
Information Technology	881,585	881,585	-	-
Materials	361,778	361,778	-	-
Telecommunication Services	724,859	724,859	-	-
Utilities	550,870	533,029	17,841	-
Corporate Bonds	386,199	-	386,199	-
Money Market Funds	52,672	52,672	-	-
Total Investments in Securities:	$ 13,818,018	$ 13,103,395	$ 714,623	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.2%
United Kingdom	2.4%
Germany	1.9%
Others (Individually Less Than 1%)	4.1%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $3,395,905,000 of which $1,570,568,000 and $1,825,337,000 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $180,084,000 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $43,724) - See accompanying schedule: Unaffiliated issuers (cost $11,895,674)	$ 13,695,389
Fidelity Central Funds (cost $52,672)	52,672
Other affiliated issuers (cost $106,777)	69,957
Total Investments (cost $12,055,123)		$ 13,818,018
Foreign currency held at value (cost $31)		31
Receivable for investments sold		125,150
Receivable for fund shares sold		6,888
Dividends receivable		37,422
Interest receivable		2,778
Distributions receivable from Fidelity Central Funds		18
Other receivables		839
Total assets		13,991,144

Liabilities
Payable for investments purchased	$ 23,014
Payable for fund shares redeemed	30,259
Accrued management fee	5,287
Other affiliated payables	2,430
Other payables and accrued expenses	701
Collateral on securities loaned, at value	45,267
Total liabilities		106,958

Net Assets		$ 13,884,186
Net Assets consist of:
Paid in capital		$ 16,106,275
Undistributed net investment income		36,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,021,203)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,762,966
Net Assets		$ 13,884,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Equity-Income: Net Asset Value, offering price and redemption price per share ($11,519,269 ÷ 295,119 shares)	$ 39.03

Class K: Net Asset Value, offering price and redemption price per share ($2,053,855 ÷ 52,626 shares)	$ 39.03

Class F: Net Asset Value, offering price and redemption price per share ($311,062 ÷ 7,967 shares)	$ 39.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010

Investment Income
Dividends (including $811 earned from other affiliated issuers)		$ 185,051
Interest		10,825
Income from Fidelity Central Funds		1,476
Total income		197,352

Expenses
Management fee	$ 36,886
Transfer agent fees	15,395
Accounting and security lending fees	776
Custodian fees and expenses	226
Independent trustees' compensation	49
Depreciation in deferred trustee compensation account	(1)
Registration fees	108
Audit	95
Legal	33
Interest	4
Miscellaneous	154
Total expenses before reductions	53,725
Expense reductions	(281)	53,444
Net investment income (loss)		143,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81,136)
Foreign currency transactions	(708)
Total net realized gain (loss)		(81,844)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $117)	618,597
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		618,642
Net gain (loss)		536,798
Net increase (decrease) in net assets resulting from operations		$ 680,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,908	$ 334,031
Net realized gain (loss)	(81,844)	(1,431,975)
Change in net unrealized appreciation (depreciation)	618,642	7,052,647
Net increase (decrease) in net assets resulting from operations	680,706	5,954,703
Distributions to shareholders from net investment income	(129,966)	(364,203)
Share transactions - net increase (decrease)	(4,062,276)	(3,976,412)
Total increase (decrease) in net assets	(3,511,536)	1,614,088

Net Assets
Beginning of period	17,395,722	15,781,634
End of period (including undistributed net investment income of $36,148 and undistributed net investment income of $22,206, respectively)	$ 13,884,186	$ 17,395,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51	$ 51.52
Income from Investment Operations
Net investment income (loss) D	.35	.63	1.00	1.00	.96	.82
Net realized and unrealized gain (loss)	1.08	10.51	(23.96)	(3.86)	8.30	5.14
Total from investment operations	1.43	11.14	(22.96)	(2.86)	9.26	5.96
Distributions from net investment income	(.33)	(.69)	(.96)	(1.02)	(.94)	(.84)
Distributions from net realized gain	-	-	(.85)	(3.20)	(3.50)	(2.13)
Total distributions	(.33)	(.69)	(1.81)	(4.22)	(4.44)	(2.97)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48	$ 52.25	$ 59.33	$ 54.51
Total Return B,C	3.76%	41.02%	(45.16)%	(5.21)%	17.55%	11.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.74%	.71%	.66%	.68%	.69%
Expenses net of fee waivers, if any	.69%A	.74%	.71%	.66%	.68%	.69%
Expenses net of all reductions	.69%A	.74%	.71%	.66%	.67%	.67%
Net investment income (loss)	1.77%A	1.87%	2.38%	1.68%	1.71%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 11,519	$ 15,061	$ 15,070	$ 28,115	$ 31,223	$ 26,042
Portfolio turnover rateF	30%A	30%	33%	23%	24%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended January 31,
	July 31, 2010	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.38	.72	.61
Net realized and unrealized gain (loss)	1.09	10.48	(23.80)
Total from investment operations	1.47	11.20	(23.19)
Distributions from net investment income	(.37)	(.75)	(.80)
Net asset value, end of period	$ 39.03	$ 37.93	$ 27.48
Total Return B,C	3.85%	41.30%	(45.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.53% A
Expenses net of fee waivers, if any	.53% A	.54%	.53% A
Expenses net of all reductions	.53% A	.54%	.53% A
Net investment income (loss)	1.93% A	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,054	$ 2,017	$ 711
Portfolio turnover rate F	30% A	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31,	Year ended January 31,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.94	$ 31.88
Income from Investment Operations
Net investment income (loss) D	.40	.28
Net realized and unrealized gain (loss)	1.08	6.26
Total from investment operations	1.48	6.54
Distributions from net investment income	(.38)	(.48)
Net asset value, end of period	$ 39.04	$ 37.94
Total Return B,C	3.88%	20.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.48% A	.48% A
Expenses net of fee waivers, if any	.48% A	.48% A
Expenses net of all reductions	.47% A	.48% A
Net investment income (loss)	1.98% A	1.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 318
Portfolio turnover rate F	30% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy .

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,975,307
Gross unrealized depreciation	(1,467,370)
Net unrealized appreciation (depreciation)	$ 1,507,937

Tax cost	$ 12,310,081

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,349,644 and $6,527,488, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 14,875.22
Class K	520.05
	$ 15,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,602.39%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,375.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,094. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $281 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010 A
From net investment income
Equity-Income	$ 108,689	$ 332,957
Class K	18,237	30,685
Class F	3,040	561
Total	$ 129,966	$ 364,203

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010 A,B	Six months ended July 31, 2010	Year ended January 31, 2010 A,B
Equity-Income
Shares sold	18,615	56,428	$ 751,708	$ 1,863,151
Conversion to Class K	-	(23,097)	-	(690,630)
Reinvestment of distributions	2,630	10,235	105,630	325,291
Shares redeemed	(123,223)	(194,861)	(4,884,286)	(6,635,774)
Net increase (decrease)	(101,978)	(151,295)	$ (4,026,948)	$ (5,137,962)
Class K
Shares sold	8,719	13,982	$ 342,223	$ 488,731
Conversion from Equity Income	-	23,098	-	690,630
Reinvestment of distributions	457	930	18,237	30,685
Shares redeemed	(9,724)	(10,717)	(382,645)	(374,169)
Net increase (decrease)	(548)	27,293	$ (22,185)	$ 835,877
Class F
Shares sold	7,168	9,656	$ 285,471	$ 375,905
Reinvestment of distributions	76	14	3,040	561
Shares redeemed	(7,650)	(1,297)	(301,654)	(50,793)
Net increase (decrease)	(406)	8,373	$ (13,143)	$ 325,673

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

B Conversion transactions for Class K and Equity-Income are presented for the period February 1, 2009 through August 31, 2009.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EQU-K-USAN-0910
1.863287.101

Fidelity®
Large Cap Growth
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,049.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.40%
Actual		$ 1,000.00	$ 1,048.60	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.85%
Actual		$ 1,000.00	$ 1,044.90	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,046.50	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Large Cap Growth	.85%
Actual		$ 1,000.00	$ 1,050.70	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,050.50	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.0	0.9
Apple, Inc.	5.2	5.0
Cisco Systems, Inc.	2.5	2.4
International Business Machines Corp.	2.0	0.0
Hewlett-Packard Co.	1.9	1.6
Amazon.com, Inc.	1.8	2.5
Google, Inc. Class A	1.7	4.4
eBay, Inc.	1.7	0.8
United Technologies Corp.	1.6	1.6
The Coca-Cola Co.	1.5	1.6
	25.9
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.7	33.7
Consumer Discretionary	13.9	12.4
Industrials	12.9	10.0
Energy	10.6	4.2
Health Care	8.9	14.6
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.8%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.9%	** Foreign investments	10.9%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.6%
Ford Motor Co. (a)	50,700	$ 647,439
Hotels, Restaurants & Leisure - 2.2%
Benihana, Inc. Class A (sub. vtg.) (a)	9,900	61,974
Ctrip.com International Ltd. sponsored ADR (a)	3,000	120,780
Domino's Pizza, Inc. (a)	18,100	231,499
McDonald's Corp.	16,100	1,122,653
O'Charleys, Inc. (a)	12,600	87,822
Starbucks Corp.	31,100	772,835
		2,397,563
Household Durables - 2.0%
iRobot Corp. (a)	13,800	280,968
La-Z-Boy, Inc. (a)	37,900	324,424
Tempur-Pedic International, Inc. (a)	50,700	1,554,969
		2,160,361
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	16,200	1,909,818
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	15,600	657,540
Media - 2.2%
DIRECTV (a)	32,300	1,200,268
The Walt Disney Co.	15,800	532,302
Virgin Media, Inc.	30,600	658,818
		2,391,388
Specialty Retail - 2.9%
Best Buy Co., Inc.	22,300	772,918
Sally Beauty Holdings, Inc. (a)	135,700	1,283,722
TJX Companies, Inc.	17,600	730,752
Urban Outfitters, Inc. (a)	11,400	366,624
		3,154,016
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	11,200	569,968
Phillips-Van Heusen Corp.	10,200	529,278
Polo Ralph Lauren Corp. Class A	7,700	608,377
		1,707,623
TOTAL CONSUMER DISCRETIONARY		15,025,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	10,846	$ 574,422
Dr Pepper Snapple Group, Inc.	7,200	270,360
The Coca-Cola Co.	29,700	1,636,767
		2,481,549
Food & Staples Retailing - 1.6%
Kroger Co.	26,400	559,152
Wal-Mart Stores, Inc.	13,000	665,470
Walgreen Co.	9,900	282,645
Whole Foods Market, Inc. (a)	6,300	239,211
		1,746,478
Food Products - 1.6%
Danone	8,964	502,846
Mead Johnson Nutrition Co. Class A	5,800	308,212
Nestle SA sponsored ADR	10,400	513,240
The J.M. Smucker Co.	4,800	294,864
Tingyi (Cayman Islands) Holding Corp.	66,000	167,390
		1,786,552
Household Products - 0.7%
Procter & Gamble Co.	11,700	715,572
Personal Products - 2.1%
BaWang International (Group) Holding Ltd.	187,000	114,114
Estee Lauder Companies, Inc. Class A	6,900	429,525
Hengan International Group Co. Ltd.	24,000	206,707
Herbalife Ltd.	25,500	1,265,820
Schiff Nutrition International, Inc.	34,435	277,202
		2,293,368
TOTAL CONSUMER STAPLES		9,023,519
ENERGY - 10.6%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	8,000	386,160
Complete Production Services, Inc. (a)	5,900	113,575
Halliburton Co.	25,900	773,892
Newpark Resources, Inc. (a)	23,400	186,966
Schlumberger Ltd.	21,200	1,264,792
Weatherford International Ltd. (a)	17,300	280,260
		3,005,645
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	8,200	$ 194,258
Atlas Pipeline Partners, LP (a)	13,600	245,344
BP PLC sponsored ADR	8,900	342,383
Chesapeake Energy Corp.	9,100	191,373
Chevron Corp.	5,900	449,639
Exxon Mobil Corp.	108,900	6,499,152
Massey Energy Co.	6,800	207,944
Southwestern Energy Co. (a)	5,900	215,055
Whiting Petroleum Corp. (a)	2,000	176,020
		8,521,168
TOTAL ENERGY		11,526,813
FINANCIALS - 5.7%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	12,900	323,403
Goldman Sachs Group, Inc.	1,900	286,558
Morgan Stanley	29,700	801,603
		1,411,564
Commercial Banks - 1.4%
PNC Financial Services Group, Inc.	9,400	558,266
Regions Financial Corp.	66,100	484,513
Wells Fargo & Co.	15,700	435,361
		1,478,140
Consumer Finance - 1.1%
American Express Co.	21,900	977,616
SLM Corp. (a)	17,000	204,000
		1,181,616
Diversified Financial Services - 1.3%
Citigroup, Inc. (a)	180,800	741,280
JPMorgan Chase & Co.	15,400	620,312
		1,361,592
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	17,800	302,600
Henderson Land Development Co. Ltd.	14,000	87,145
Jones Lang LaSalle, Inc.	4,000	309,840
		699,585
TOTAL FINANCIALS		6,132,497
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,400	$ 402,264
Amicus Therapeutics, Inc. (a)	26,900	68,057
Amylin Pharmaceuticals, Inc. (a)	1,000	18,920
ARIAD Pharmaceuticals, Inc. (a)	68,100	217,920
Biogen Idec, Inc. (a)	5,100	284,988
BioMarin Pharmaceutical, Inc. (a)	15,100	329,935
Genzyme Corp. (a)	3,200	222,592
Gilead Sciences, Inc. (a)	28,600	952,952
Nanosphere, Inc. (a)	13,000	59,800
SIGA Technologies, Inc. (a)	7,000	58,660
Theravance, Inc. (a)	1,600	23,696
United Therapeutics Corp. (a)	5,600	273,784
		2,913,568
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	16,400	461,332
Edwards Lifesciences Corp. (a)	8,400	485,520
Hologic, Inc. (a)	30,200	427,028
Mako Surgical Corp. (a)	2,400	26,328
Orthovita, Inc. (a)	31,100	57,535
RTI Biologics, Inc. (a)	51,500	148,835
		1,606,578
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	1,400	16,646
BioScrip, Inc. (a)	25,400	107,950
Express Scripts, Inc. (a)	15,900	718,362
Health Net, Inc. (a)	10,000	235,500
Medco Health Solutions, Inc. (a)	8,800	422,400
Team Health Holdings, Inc.	4,400	57,684
		1,558,542
Health Care Technology - 1.4%
Cerner Corp. (a)	20,500	1,587,725
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	6,800	292,332
Pharmaceuticals - 1.6%
Allergan, Inc.	10,400	635,024
Ardea Biosciences, Inc. (a)	1,700	33,915
Cadence Pharmaceuticals, Inc. (a)	32,900	252,014
Cardiome Pharma Corp. (a)	29,100	238,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000	244,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	3,000	$ 168,960
ViroPharma, Inc. (a)	12,700	167,259
		1,739,782
TOTAL HEALTH CARE		9,698,527
INDUSTRIALS - 12.9%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc. (a)	8,000	537,280
DigitalGlobe, Inc. (a)	13,200	359,832
General Dynamics Corp.	2,700	165,375
L-3 Communications Holdings, Inc.	2,200	160,688
Precision Castparts Corp.	10,400	1,270,776
Raytheon Co.	13,300	615,391
United Technologies Corp.	24,000	1,706,400
		4,815,742
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	12,000	782,400
Airlines - 0.9%
AMR Corp. (a)	47,600	337,008
Delta Air Lines, Inc. (a)	27,100	321,948
Southwest Airlines Co.	25,000	301,250
		960,206
Building Products - 0.1%
Masco Corp.	15,600	160,368
Commercial Services & Supplies - 0.7%
Interface, Inc. Class A	8,800	109,384
Republic Services, Inc.	16,800	535,248
Steelcase, Inc. Class A	15,200	105,032
		749,664
Construction & Engineering - 1.3%
Fluor Corp.	12,500	603,625
Foster Wheeler AG (a)	7,700	177,254
Jacobs Engineering Group, Inc. (a)	10,000	365,700
KBR, Inc.	12,700	284,226
		1,430,805
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(d)	19,900	599,985
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.0%
General Electric Co.	49,300	$ 794,716
Textron, Inc.	13,300	276,108
		1,070,824
Machinery - 1.8%
Cummins, Inc.	4,600	366,206
Duoyuan Global Water, Inc. ADR (a)(d)	14,600	294,774
Harsco Corp.	9,700	224,652
Ingersoll-Rand Co. Ltd.	21,200	794,152
PACCAR, Inc.	6,600	302,412
		1,982,196
Road & Rail - 0.6%
Union Pacific Corp.	8,900	664,563
Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	22,800	819,204
TOTAL INDUSTRIALS		14,035,957
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	117,500	2,710,725
Juniper Networks, Inc. (a)	49,700	1,380,666
Motorola, Inc. (a)	66,700	499,583
QUALCOMM, Inc.	41,100	1,565,088
Research In Motion Ltd. (a)	10,700	615,571
		6,771,633
Computers & Peripherals - 7.4%
Apple, Inc. (a)	21,800	5,608,050
Hewlett-Packard Co.	43,800	2,016,552
Teradata Corp. (a)	10,300	327,540
		7,952,142
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	13,500	377,055
Ingram Micro, Inc. Class A (a)	66,800	1,104,204
Vishay Intertechnology, Inc. (a)	30,700	260,643
		1,741,902
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	7,700	626,857
eBay, Inc. (a)	86,700	1,812,897
Google, Inc. Class A (a)	3,800	1,842,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	9,000	$ 344,700
Rackspace Hosting, Inc. (a)	9,304	173,985
		4,800,869
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	23,900	1,303,984
International Business Machines Corp.	17,000	2,182,800
MasterCard, Inc. Class A	1,100	231,044
Visa, Inc. Class A	7,400	542,790
		4,260,618
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	47,500	978,500
Marvell Technology Group Ltd. (a)	45,400	677,368
NVIDIA Corp. (a)	34,800	319,812
Power Integrations, Inc.	8,000	282,800
Skyworks Solutions, Inc. (a)	36,600	641,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,700	269,670
Teradyne, Inc. (a)	29,500	317,420
		3,487,168
Software - 5.9%
Autonomy Corp. PLC (a)	11,100	286,382
BMC Software, Inc. (a)	12,600	448,308
Check Point Software Technologies Ltd. (a)	8,800	299,376
Citrix Systems, Inc. (a)	6,800	374,136
Informatica Corp. (a)	19,500	587,535
MICROS Systems, Inc. (a)	18,700	669,086
Microsoft Corp.	36,200	934,322
Nuance Communications, Inc. (a)	37,600	620,776
Radiant Systems, Inc. (a)	34,900	495,929
Red Hat, Inc. (a)	16,300	524,045
Salesforce.com, Inc. (a)	3,400	336,430
Symantec Corp. (a)	33,200	430,604
VMware, Inc. Class A (a)	5,000	387,650
		6,394,579
TOTAL INFORMATION TECHNOLOGY		35,408,911
MATERIALS - 4.9%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	6,800	493,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	11,400	$ 336,300
CF Industries Holdings, Inc.	7,100	576,449
Dow Chemical Co.	10,400	284,232
Monsanto Co.	9,300	537,912
The Mosaic Co.	8,500	405,025
		2,633,462
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,000	256,200
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	10,100	279,265
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	10,800	437,616
Freeport-McMoRan Copper & Gold, Inc.	4,200	300,468
Newmont Mining Corp.	16,800	939,120
		1,677,204
Paper & Forest Products - 0.4%
International Paper Co.	17,900	433,180
TOTAL MATERIALS		5,279,311
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	13,800	638,112
Sprint Nextel Corp. (a)	281,000	1,284,170
		1,922,282
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	114,441
TOTAL COMMON STOCKS (Cost $103,752,881)		108,168,006
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	227,162	$ 227,162
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	294,698	294,698
TOTAL MONEY MARKET FUNDS (Cost $521,860)		521,860
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $104,274,741)		108,689,866
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(331,456)
NET ASSETS - 100%		$ 108,358,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,133
Fidelity Securities Lending Cash Central Fund	8,149
Total	$ 9,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $43,907,694 of which $35,247,593 and $8,660,101 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $1,662,664 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $285,410) - See accompanying schedule: Unaffiliated issuers (cost $103,752,881)	$ 108,168,006
Fidelity Central Funds (cost $521,860)	521,860
Total Investments (cost $104,274,741)		$ 108,689,866
Receivable for investments sold		2,313,080
Receivable for fund shares sold		221,531
Dividends receivable		30,087
Distributions receivable from Fidelity Central Funds		1,113
Other receivables		1,944
Total assets		111,257,621

Liabilities
Payable for investments purchased	$ 2,405,750
Payable for fund shares redeemed	99,980
Accrued management fee	31,668
Distribution fees payable	4,945
Other affiliated payables	30,280
Other payables and accrued expenses	31,890
Collateral on securities loaned, at value	294,698
Total liabilities		2,899,211

Net Assets		$ 108,358,410
Net Assets consist of:
Paid in capital		$ 144,230,199
Undistributed net investment income		3,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,290,399)
Net unrealized appreciation (depreciation) on investments		4,415,125
Net Assets		$ 108,358,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,468,295 ÷ 557,314 shares)	$ 8.02

Maximum offering price per share (100/94.25 of $8.02)	$ 8.51
Class T: Net Asset Value and redemption price per share ($2,090,914 ÷ 261,980 shares)	$ 7.98

Maximum offering price per share (100/96.50 of $7.98)	$ 8.27
Class B: Net Asset Value and offering price per share ($1,612,758 ÷ 203,786 shares)A	$ 7.91

Class C: Net Asset Value and offering price per share ($2,259,734 ÷ 287,289 shares)A	$ 7.87

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($97,631,755 ÷ 12,082,009 shares)	$ 8.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($294,954 ÷ 36,356 shares)	$ 8.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 494,496
Interest		1
Income from Fidelity Central Funds		9,282
Total income		503,779

Expenses
Management fee Basic fee	$ 312,307
Performance adjustment	(126,894)
Transfer agent fees	169,123
Distribution fees	29,281
Accounting and security lending fees	21,831
Custodian fees and expenses	14,938
Independent trustees' compensation	315
Registration fees	56,805
Audit	24,886
Legal	187
Miscellaneous	736
Total expenses before reductions	503,515
Expense reductions	(3,221)	500,294
Net investment income (loss)		3,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,575,339
Foreign currency transactions	(580)
Total net realized gain (loss)		5,574,759
Change in net unrealized appreciation (depreciation) on: Investment securities	(519,246)
Assets and liabilities in foreign currencies	(34)
Total change in net unrealized appreciation (depreciation)		(519,280)
Net gain (loss)		5,055,479
Net increase (decrease) in net assets resulting from operations		$ 5,058,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,485	$ 322,466
Net realized gain (loss)	5,574,759	2,419,705
Change in net unrealized appreciation (depreciation)	(519,280)	22,232,491
Net increase (decrease) in net assets resulting from operations	5,058,964	24,974,662
Distributions to shareholders from net investment income	-	(384,292)
Share transactions - net increase (decrease)	(2,208,254)	(9,927,613)
Total increase (decrease) in net assets	2,850,710	14,662,757

Net Assets
Beginning of period	105,507,700	90,844,943
End of period (including undistributed net investment income of $3,485 and $0, respectively)	$ 108,358,410	$ 105,507,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.39	1.53	(3.71)	(.72)
Total from investment operations	.38	1.54	(3.69)	(.75)
Distributions from net investment income	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 8.02	$ 7.64	$ 6.12	$ 9.85
Total Return B, C, D	4.97%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.06%	1.01%	1.20% A
Net investment income (loss)	(.19)% A	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,468	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	138% A	342%	355%	428%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.39	1.52	(3.70)	(.69)
Total from investment operations	.37	1.50	(3.71)	(.75)
Distributions from net investment income	-	-J	(.03)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	-J	(.03)	(1.25)
Net asset value, end of period	$ 7.98	$ 7.61	$ 6.11	$ 9.85
Total Return B, C, D	4.86%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.38%	1.31%	1.47%A
Expenses net of fee waivers, if any	1.40%A	1.38%	1.31%	1.47%A
Expenses net of all reductions	1.39%A	1.36%	1.31%	1.47%A
Net investment income (loss)	(.49)%A	(.23)%	(.10)%	(.56)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	138%A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.38	1.53	(3.69)	(.70)
Total from investment operations	.34	1.48	(3.74)	(.82)
Distributions from net investment income	-	-	- J	-
Distributions from net realized gain	-	-	-	(1.20)
Total distributions	-	-	- J	(1.20)
Net asset value, end of period	$ 7.91	$ 7.57	$ 6.09	$ 9.83
Total Return B, C, D	4.49%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85% A	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.84% A	1.80%	1.76%	1.99% A
Net investment income (loss)	(.94)% A	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.39	1.51	(3.69)	(.70)
Total from investment operations	.35	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.22)
Total distributions	-	-	(.03)	(1.22)
Net asset value, end of period	$ 7.87	$ 7.52	$ 6.06	$ 9.82
Total Return B, C, D	4.65%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.84% A	1.80%	1.77%	1.96% A
Net investment income (loss)	(.94)% A	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,260	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Income from Investment Operations
Net investment income (loss) D	- J	.02	.04	(.01)	- J	.02 G
Net realized and unrealized gain (loss)	.39	1.55	(3.73)	(.77)	.37	1.87
Total from investment operations	.39	1.57	(3.69)	(.78)	.37	1.89
Distributions from net investment income	-	(.03)	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	(1.25)	(.26)	(.24)
Total distributions	-	(.03)	(.05)	(1.25)	(.27)	(.24)
Redemption fees added to paid in capital D	-	-	-	-	- I, J	- J
Net asset value, end of period	$ 8.08	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82
Total Return B, C	5.07%	25.50%	(37.36)%	(7.26)%	3.20%	18.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.81%	.75%	1.03%	1.10%	1.12%
Expenses net of fee waivers, if any	.85% A	.81%	.74%	.99%	1.00%	1.00%
Expenses net of all reductions	.84% A	.80%	.74%	.98%	.99%	.94%
Net investment income (loss)	.06% A	.34%	.47%	(.07)%	.02%	.15% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,632	$ 96,661	$ 85,332	$ 147,864	$ 183,515	$ 157,513
Portfolio turnover rate F	138% A	342%	355%	428%	189%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-I	.03	.04	-I
Net realized and unrealized gain (loss)	.39	1.54	(3.72)	(.70)
Total from investment operations	.39	1.57	(3.68)	(.70)
Distributions from net investment income	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	(1.27)
Total distributions	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 8.11	$ 7.72	$ 6.18	$ 9.88
Total Return B, C	5.05%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.84% A	.76%	.68%	.88% A
Expenses net of all reductions	.83% A	.74%	.68%	.88% A
Net investment income (loss)	.07% A	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 111	$ 277	$ 386
Portfolio turnover rate F	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,905,029
Gross unrealized depreciation	(4,539,564)
Net unrealized appreciation (depreciation)	$ 4,365,465

Tax cost	$ 104,324,401

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,550,783 and $77,646,467, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,428	$ 0
Class T	.25%	.25%	4,844	52
Class B	.75%	.25%	8,005	6,020
Class C	.75%	.25%	11,004	3,340
			$ 29,281	$ 9,412

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,711
Class T	1,056
Class B*	1,927
Class C*	1,599
$ 8,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,648.31
Class T	3,440.35
Class B	2,437.30
Class C	3,365.31
Large Cap Growth	152,925.30
Institutional Class	308.29
	$ 169,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,757 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,149.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,221 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 8,479
Class T	-	571
Large Cap Growth	-	374,803
Institutional Class	-	439
Total	$ -	$ 384,292

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	174,787	327,406	$ 1,441,458	$ 2,312,604
Reinvestment of distributions	-	1,059	-	8,359
Shares redeemed	(115,669)	(183,059)	(959,977)	(1,292,164)
Net increase (decrease)	59,118	145,406	$ 481,481	$ 1,028,799
Class T
Shares sold	76,277	100,987	$ 616,491	$ 713,118
Reinvestment of distributions	-	68	-	533
Shares redeemed	(17,540)	(32,038)	(143,385)	(224,923)
Net increase (decrease)	58,737	69,017	$ 473,106	$ 488,728
Class B
Shares sold	36,854	107,177	$ 298,123	$ 710,844
Shares redeemed	(26,771)	(47,262)	(216,653)	(331,301)
Net increase (decrease)	10,083	59,915	$ 81,470	$ 379,543
Class C
Shares sold	85,886	165,483	$ 686,371	$ 1,155,533
Shares redeemed	(53,412)	(148,613)	(419,216)	(1,029,269)
Net increase (decrease)	32,474	16,870	$ 267,155	$ 126,264

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Large Cap Growth
Shares sold	2,205,494	6,708,528	$ 18,217,917	$ 46,276,903
Reinvestment of distributions	-	46,579	-	369,900
Shares redeemed	(2,695,894)	(8,052,386)	(21,909,878)	(58,411,389)
Net increase (decrease)	(490,400)	(1,297,279)	$ (3,691,961)	$ (11,764,586)
Institutional Class
Shares sold	30,654	9,588	$ 249,521	$ 71,684
Reinvestment of distributions	-	51	-	403
Shares redeemed	(8,718)	(40,138)	(69,026)	(258,448)
Net increase (decrease)	21,936	(30,499)	$ 180,495	$ (186,361)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LCG-USAN-0910
1.900176.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Large Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,049.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.40%
Actual		$ 1,000.00	$ 1,048.60	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.85%
Actual		$ 1,000.00	$ 1,044.90	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,046.50	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Large Cap Growth	.85%
Actual		$ 1,000.00	$ 1,050.70	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,050.50	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.0	0.9
Apple, Inc.	5.2	5.0
Cisco Systems, Inc.	2.5	2.4
International Business Machines Corp.	2.0	0.0
Hewlett-Packard Co.	1.9	1.6
Amazon.com, Inc.	1.8	2.5
Google, Inc. Class A	1.7	4.4
eBay, Inc.	1.7	0.8
United Technologies Corp.	1.6	1.6
The Coca-Cola Co.	1.5	1.6
	25.9
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.7	33.7
Consumer Discretionary	13.9	12.4
Industrials	12.9	10.0
Energy	10.6	4.2
Health Care	8.9	14.6
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.8%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.9%	** Foreign investments	10.9%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.6%
Ford Motor Co. (a)	50,700	$ 647,439
Hotels, Restaurants & Leisure - 2.2%
Benihana, Inc. Class A (sub. vtg.) (a)	9,900	61,974
Ctrip.com International Ltd. sponsored ADR (a)	3,000	120,780
Domino's Pizza, Inc. (a)	18,100	231,499
McDonald's Corp.	16,100	1,122,653
O'Charleys, Inc. (a)	12,600	87,822
Starbucks Corp.	31,100	772,835
		2,397,563
Household Durables - 2.0%
iRobot Corp. (a)	13,800	280,968
La-Z-Boy, Inc. (a)	37,900	324,424
Tempur-Pedic International, Inc. (a)	50,700	1,554,969
		2,160,361
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	16,200	1,909,818
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	15,600	657,540
Media - 2.2%
DIRECTV (a)	32,300	1,200,268
The Walt Disney Co.	15,800	532,302
Virgin Media, Inc.	30,600	658,818
		2,391,388
Specialty Retail - 2.9%
Best Buy Co., Inc.	22,300	772,918
Sally Beauty Holdings, Inc. (a)	135,700	1,283,722
TJX Companies, Inc.	17,600	730,752
Urban Outfitters, Inc. (a)	11,400	366,624
		3,154,016
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	11,200	569,968
Phillips-Van Heusen Corp.	10,200	529,278
Polo Ralph Lauren Corp. Class A	7,700	608,377
		1,707,623
TOTAL CONSUMER DISCRETIONARY		15,025,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	10,846	$ 574,422
Dr Pepper Snapple Group, Inc.	7,200	270,360
The Coca-Cola Co.	29,700	1,636,767
		2,481,549
Food & Staples Retailing - 1.6%
Kroger Co.	26,400	559,152
Wal-Mart Stores, Inc.	13,000	665,470
Walgreen Co.	9,900	282,645
Whole Foods Market, Inc. (a)	6,300	239,211
		1,746,478
Food Products - 1.6%
Danone	8,964	502,846
Mead Johnson Nutrition Co. Class A	5,800	308,212
Nestle SA sponsored ADR	10,400	513,240
The J.M. Smucker Co.	4,800	294,864
Tingyi (Cayman Islands) Holding Corp.	66,000	167,390
		1,786,552
Household Products - 0.7%
Procter & Gamble Co.	11,700	715,572
Personal Products - 2.1%
BaWang International (Group) Holding Ltd.	187,000	114,114
Estee Lauder Companies, Inc. Class A	6,900	429,525
Hengan International Group Co. Ltd.	24,000	206,707
Herbalife Ltd.	25,500	1,265,820
Schiff Nutrition International, Inc.	34,435	277,202
		2,293,368
TOTAL CONSUMER STAPLES		9,023,519
ENERGY - 10.6%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	8,000	386,160
Complete Production Services, Inc. (a)	5,900	113,575
Halliburton Co.	25,900	773,892
Newpark Resources, Inc. (a)	23,400	186,966
Schlumberger Ltd.	21,200	1,264,792
Weatherford International Ltd. (a)	17,300	280,260
		3,005,645
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	8,200	$ 194,258
Atlas Pipeline Partners, LP (a)	13,600	245,344
BP PLC sponsored ADR	8,900	342,383
Chesapeake Energy Corp.	9,100	191,373
Chevron Corp.	5,900	449,639
Exxon Mobil Corp.	108,900	6,499,152
Massey Energy Co.	6,800	207,944
Southwestern Energy Co. (a)	5,900	215,055
Whiting Petroleum Corp. (a)	2,000	176,020
		8,521,168
TOTAL ENERGY		11,526,813
FINANCIALS - 5.7%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	12,900	323,403
Goldman Sachs Group, Inc.	1,900	286,558
Morgan Stanley	29,700	801,603
		1,411,564
Commercial Banks - 1.4%
PNC Financial Services Group, Inc.	9,400	558,266
Regions Financial Corp.	66,100	484,513
Wells Fargo & Co.	15,700	435,361
		1,478,140
Consumer Finance - 1.1%
American Express Co.	21,900	977,616
SLM Corp. (a)	17,000	204,000
		1,181,616
Diversified Financial Services - 1.3%
Citigroup, Inc. (a)	180,800	741,280
JPMorgan Chase & Co.	15,400	620,312
		1,361,592
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	17,800	302,600
Henderson Land Development Co. Ltd.	14,000	87,145
Jones Lang LaSalle, Inc.	4,000	309,840
		699,585
TOTAL FINANCIALS		6,132,497
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,400	$ 402,264
Amicus Therapeutics, Inc. (a)	26,900	68,057
Amylin Pharmaceuticals, Inc. (a)	1,000	18,920
ARIAD Pharmaceuticals, Inc. (a)	68,100	217,920
Biogen Idec, Inc. (a)	5,100	284,988
BioMarin Pharmaceutical, Inc. (a)	15,100	329,935
Genzyme Corp. (a)	3,200	222,592
Gilead Sciences, Inc. (a)	28,600	952,952
Nanosphere, Inc. (a)	13,000	59,800
SIGA Technologies, Inc. (a)	7,000	58,660
Theravance, Inc. (a)	1,600	23,696
United Therapeutics Corp. (a)	5,600	273,784
		2,913,568
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	16,400	461,332
Edwards Lifesciences Corp. (a)	8,400	485,520
Hologic, Inc. (a)	30,200	427,028
Mako Surgical Corp. (a)	2,400	26,328
Orthovita, Inc. (a)	31,100	57,535
RTI Biologics, Inc. (a)	51,500	148,835
		1,606,578
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	1,400	16,646
BioScrip, Inc. (a)	25,400	107,950
Express Scripts, Inc. (a)	15,900	718,362
Health Net, Inc. (a)	10,000	235,500
Medco Health Solutions, Inc. (a)	8,800	422,400
Team Health Holdings, Inc.	4,400	57,684
		1,558,542
Health Care Technology - 1.4%
Cerner Corp. (a)	20,500	1,587,725
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	6,800	292,332
Pharmaceuticals - 1.6%
Allergan, Inc.	10,400	635,024
Ardea Biosciences, Inc. (a)	1,700	33,915
Cadence Pharmaceuticals, Inc. (a)	32,900	252,014
Cardiome Pharma Corp. (a)	29,100	238,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000	244,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	3,000	$ 168,960
ViroPharma, Inc. (a)	12,700	167,259
		1,739,782
TOTAL HEALTH CARE		9,698,527
INDUSTRIALS - 12.9%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc. (a)	8,000	537,280
DigitalGlobe, Inc. (a)	13,200	359,832
General Dynamics Corp.	2,700	165,375
L-3 Communications Holdings, Inc.	2,200	160,688
Precision Castparts Corp.	10,400	1,270,776
Raytheon Co.	13,300	615,391
United Technologies Corp.	24,000	1,706,400
		4,815,742
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	12,000	782,400
Airlines - 0.9%
AMR Corp. (a)	47,600	337,008
Delta Air Lines, Inc. (a)	27,100	321,948
Southwest Airlines Co.	25,000	301,250
		960,206
Building Products - 0.1%
Masco Corp.	15,600	160,368
Commercial Services & Supplies - 0.7%
Interface, Inc. Class A	8,800	109,384
Republic Services, Inc.	16,800	535,248
Steelcase, Inc. Class A	15,200	105,032
		749,664
Construction & Engineering - 1.3%
Fluor Corp.	12,500	603,625
Foster Wheeler AG (a)	7,700	177,254
Jacobs Engineering Group, Inc. (a)	10,000	365,700
KBR, Inc.	12,700	284,226
		1,430,805
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(d)	19,900	599,985
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.0%
General Electric Co.	49,300	$ 794,716
Textron, Inc.	13,300	276,108
		1,070,824
Machinery - 1.8%
Cummins, Inc.	4,600	366,206
Duoyuan Global Water, Inc. ADR (a)(d)	14,600	294,774
Harsco Corp.	9,700	224,652
Ingersoll-Rand Co. Ltd.	21,200	794,152
PACCAR, Inc.	6,600	302,412
		1,982,196
Road & Rail - 0.6%
Union Pacific Corp.	8,900	664,563
Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	22,800	819,204
TOTAL INDUSTRIALS		14,035,957
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	117,500	2,710,725
Juniper Networks, Inc. (a)	49,700	1,380,666
Motorola, Inc. (a)	66,700	499,583
QUALCOMM, Inc.	41,100	1,565,088
Research In Motion Ltd. (a)	10,700	615,571
		6,771,633
Computers & Peripherals - 7.4%
Apple, Inc. (a)	21,800	5,608,050
Hewlett-Packard Co.	43,800	2,016,552
Teradata Corp. (a)	10,300	327,540
		7,952,142
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	13,500	377,055
Ingram Micro, Inc. Class A (a)	66,800	1,104,204
Vishay Intertechnology, Inc. (a)	30,700	260,643
		1,741,902
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	7,700	626,857
eBay, Inc. (a)	86,700	1,812,897
Google, Inc. Class A (a)	3,800	1,842,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	9,000	$ 344,700
Rackspace Hosting, Inc. (a)	9,304	173,985
		4,800,869
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	23,900	1,303,984
International Business Machines Corp.	17,000	2,182,800
MasterCard, Inc. Class A	1,100	231,044
Visa, Inc. Class A	7,400	542,790
		4,260,618
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	47,500	978,500
Marvell Technology Group Ltd. (a)	45,400	677,368
NVIDIA Corp. (a)	34,800	319,812
Power Integrations, Inc.	8,000	282,800
Skyworks Solutions, Inc. (a)	36,600	641,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,700	269,670
Teradyne, Inc. (a)	29,500	317,420
		3,487,168
Software - 5.9%
Autonomy Corp. PLC (a)	11,100	286,382
BMC Software, Inc. (a)	12,600	448,308
Check Point Software Technologies Ltd. (a)	8,800	299,376
Citrix Systems, Inc. (a)	6,800	374,136
Informatica Corp. (a)	19,500	587,535
MICROS Systems, Inc. (a)	18,700	669,086
Microsoft Corp.	36,200	934,322
Nuance Communications, Inc. (a)	37,600	620,776
Radiant Systems, Inc. (a)	34,900	495,929
Red Hat, Inc. (a)	16,300	524,045
Salesforce.com, Inc. (a)	3,400	336,430
Symantec Corp. (a)	33,200	430,604
VMware, Inc. Class A (a)	5,000	387,650
		6,394,579
TOTAL INFORMATION TECHNOLOGY		35,408,911
MATERIALS - 4.9%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	6,800	493,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	11,400	$ 336,300
CF Industries Holdings, Inc.	7,100	576,449
Dow Chemical Co.	10,400	284,232
Monsanto Co.	9,300	537,912
The Mosaic Co.	8,500	405,025
		2,633,462
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,000	256,200
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	10,100	279,265
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	10,800	437,616
Freeport-McMoRan Copper & Gold, Inc.	4,200	300,468
Newmont Mining Corp.	16,800	939,120
		1,677,204
Paper & Forest Products - 0.4%
International Paper Co.	17,900	433,180
TOTAL MATERIALS		5,279,311
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	13,800	638,112
Sprint Nextel Corp. (a)	281,000	1,284,170
		1,922,282
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	114,441
TOTAL COMMON STOCKS (Cost $103,752,881)		108,168,006
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	227,162	$ 227,162
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	294,698	294,698
TOTAL MONEY MARKET FUNDS (Cost $521,860)		521,860
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $104,274,741)		108,689,866
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(331,456)
NET ASSETS - 100%		$ 108,358,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,133
Fidelity Securities Lending Cash Central Fund	8,149
Total	$ 9,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $43,907,694 of which $35,247,593 and $8,660,101 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $1,662,664 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $285,410) - See accompanying schedule: Unaffiliated issuers (cost $103,752,881)	$ 108,168,006
Fidelity Central Funds (cost $521,860)	521,860
Total Investments (cost $104,274,741)		$ 108,689,866
Receivable for investments sold		2,313,080
Receivable for fund shares sold		221,531
Dividends receivable		30,087
Distributions receivable from Fidelity Central Funds		1,113
Other receivables		1,944
Total assets		111,257,621

Liabilities
Payable for investments purchased	$ 2,405,750
Payable for fund shares redeemed	99,980
Accrued management fee	31,668
Distribution fees payable	4,945
Other affiliated payables	30,280
Other payables and accrued expenses	31,890
Collateral on securities loaned, at value	294,698
Total liabilities		2,899,211

Net Assets		$ 108,358,410
Net Assets consist of:
Paid in capital		$ 144,230,199
Undistributed net investment income		3,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,290,399)
Net unrealized appreciation (depreciation) on investments		4,415,125
Net Assets		$ 108,358,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,468,295 ÷ 557,314 shares)	$ 8.02

Maximum offering price per share (100/94.25 of $8.02)	$ 8.51
Class T: Net Asset Value and redemption price per share ($2,090,914 ÷ 261,980 shares)	$ 7.98

Maximum offering price per share (100/96.50 of $7.98)	$ 8.27
Class B: Net Asset Value and offering price per share ($1,612,758 ÷ 203,786 shares)A	$ 7.91

Class C: Net Asset Value and offering price per share ($2,259,734 ÷ 287,289 shares)A	$ 7.87

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($97,631,755 ÷ 12,082,009 shares)	$ 8.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($294,954 ÷ 36,356 shares)	$ 8.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 494,496
Interest		1
Income from Fidelity Central Funds		9,282
Total income		503,779

Expenses
Management fee Basic fee	$ 312,307
Performance adjustment	(126,894)
Transfer agent fees	169,123
Distribution fees	29,281
Accounting and security lending fees	21,831
Custodian fees and expenses	14,938
Independent trustees' compensation	315
Registration fees	56,805
Audit	24,886
Legal	187
Miscellaneous	736
Total expenses before reductions	503,515
Expense reductions	(3,221)	500,294
Net investment income (loss)		3,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,575,339
Foreign currency transactions	(580)
Total net realized gain (loss)		5,574,759
Change in net unrealized appreciation (depreciation) on: Investment securities	(519,246)
Assets and liabilities in foreign currencies	(34)
Total change in net unrealized appreciation (depreciation)		(519,280)
Net gain (loss)		5,055,479
Net increase (decrease) in net assets resulting from operations		$ 5,058,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,485	$ 322,466
Net realized gain (loss)	5,574,759	2,419,705
Change in net unrealized appreciation (depreciation)	(519,280)	22,232,491
Net increase (decrease) in net assets resulting from operations	5,058,964	24,974,662
Distributions to shareholders from net investment income	-	(384,292)
Share transactions - net increase (decrease)	(2,208,254)	(9,927,613)
Total increase (decrease) in net assets	2,850,710	14,662,757

Net Assets
Beginning of period	105,507,700	90,844,943
End of period (including undistributed net investment income of $3,485 and $0, respectively)	$ 108,358,410	$ 105,507,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.39	1.53	(3.71)	(.72)
Total from investment operations	.38	1.54	(3.69)	(.75)
Distributions from net investment income	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 8.02	$ 7.64	$ 6.12	$ 9.85
Total Return B, C, D	4.97%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.06%	1.01%	1.20% A
Net investment income (loss)	(.19)% A	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,468	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.39	1.52	(3.70)	(.69)
Total from investment operations	.37	1.50	(3.71)	(.75)
Distributions from net investment income	-	-J	(.03)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	-J	(.03)	(1.25)
Net asset value, end of period	$ 7.98	$ 7.61	$ 6.11	$ 9.85
Total Return B, C, D	4.86%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.38%	1.31%	1.47%A
Expenses net of fee waivers, if any	1.40%A	1.38%	1.31%	1.47%A
Expenses net of all reductions	1.39%A	1.36%	1.31%	1.47%A
Net investment income (loss)	(.49)%A	(.23)%	(.10)%	(.56)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	138%A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.38	1.53	(3.69)	(.70)
Total from investment operations	.34	1.48	(3.74)	(.82)
Distributions from net investment income	-	-	- J	-
Distributions from net realized gain	-	-	-	(1.20)
Total distributions	-	-	- J	(1.20)
Net asset value, end of period	$ 7.91	$ 7.57	$ 6.09	$ 9.83
Total Return B, C, D	4.49%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85% A	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.84% A	1.80%	1.76%	1.99% A
Net investment income (loss)	(.94)% A	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.39	1.51	(3.69)	(.70)
Total from investment operations	.35	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.22)
Total distributions	-	-	(.03)	(1.22)
Net asset value, end of period	$ 7.87	$ 7.52	$ 6.06	$ 9.82
Total Return B, C, D	4.65%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.84% A	1.80%	1.77%	1.96% A
Net investment income (loss)	(.94)% A	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,260	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Income from Investment Operations
Net investment income (loss) D	- J	.02	.04	(.01)	- J	.02 G
Net realized and unrealized gain (loss)	.39	1.55	(3.73)	(.77)	.37	1.87
Total from investment operations	.39	1.57	(3.69)	(.78)	.37	1.89
Distributions from net investment income	-	(.03)	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	(1.25)	(.26)	(.24)
Total distributions	-	(.03)	(.05)	(1.25)	(.27)	(.24)
Redemption fees added to paid in capital D	-	-	-	-	- I, J	- J
Net asset value, end of period	$ 8.08	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82
Total Return B, C	5.07%	25.50%	(37.36)%	(7.26)%	3.20%	18.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.81%	.75%	1.03%	1.10%	1.12%
Expenses net of fee waivers, if any	.85% A	.81%	.74%	.99%	1.00%	1.00%
Expenses net of all reductions	.84% A	.80%	.74%	.98%	.99%	.94%
Net investment income (loss)	.06% A	.34%	.47%	(.07)%	.02%	.15% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,632	$ 96,661	$ 85,332	$ 147,864	$ 183,515	$ 157,513
Portfolio turnover rate F	138% A	342%	355%	428%	189%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-I	.03	.04	-I
Net realized and unrealized gain (loss)	.39	1.54	(3.72)	(.70)
Total from investment operations	.39	1.57	(3.68)	(.70)
Distributions from net investment income	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	(1.27)
Total distributions	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 8.11	$ 7.72	$ 6.18	$ 9.88
Total Return B, C	5.05%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.84% A	.76%	.68%	.88% A
Expenses net of all reductions	.83% A	.74%	.68%	.88% A
Net investment income (loss)	.07% A	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 111	$ 277	$ 386
Portfolio turnover rate F	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,905,029
Gross unrealized depreciation	(4,539,564)
Net unrealized appreciation (depreciation)	$ 4,365,465

Tax cost	$ 104,324,401

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,550,783 and $77,646,467, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,428	$ 0
Class T	.25%	.25%	4,844	52
Class B	.75%	.25%	8,005	6,020
Class C	.75%	.25%	11,004	3,340
			$ 29,281	$ 9,412

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,711
Class T	1,056
Class B*	1,927
Class C*	1,599
$ 8,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,648.31
Class T	3,440.35
Class B	2,437.30
Class C	3,365.31
Large Cap Growth	152,925.30
Institutional Class	308.29
	$ 169,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,757 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,149.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,221 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 8,479
Class T	-	571
Large Cap Growth	-	374,803
Institutional Class	-	439
Total	$ -	$ 384,292

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	174,787	327,406	$ 1,441,458	$ 2,312,604
Reinvestment of distributions	-	1,059	-	8,359
Shares redeemed	(115,669)	(183,059)	(959,977)	(1,292,164)
Net increase (decrease)	59,118	145,406	$ 481,481	$ 1,028,799
Class T
Shares sold	76,277	100,987	$ 616,491	$ 713,118
Reinvestment of distributions	-	68	-	533
Shares redeemed	(17,540)	(32,038)	(143,385)	(224,923)
Net increase (decrease)	58,737	69,017	$ 473,106	$ 488,728
Class B
Shares sold	36,854	107,177	$ 298,123	$ 710,844
Shares redeemed	(26,771)	(47,262)	(216,653)	(331,301)
Net increase (decrease)	10,083	59,915	$ 81,470	$ 379,543
Class C
Shares sold	85,886	165,483	$ 686,371	$ 1,155,533
Shares redeemed	(53,412)	(148,613)	(419,216)	(1,029,269)
Net increase (decrease)	32,474	16,870	$ 267,155	$ 126,264

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Large Cap Growth
Shares sold	2,205,494	6,708,528	$ 18,217,917	$ 46,276,903
Reinvestment of distributions	-	46,579	-	369,900
Shares redeemed	(2,695,894)	(8,052,386)	(21,909,878)	(58,411,389)
Net increase (decrease)	(490,400)	(1,297,279)	$ (3,691,961)	$ (11,764,586)
Institutional Class
Shares sold	30,654	9,588	$ 249,521	$ 71,684
Reinvestment of distributions	-	51	-	403
Shares redeemed	(8,718)	(40,138)	(69,026)	(258,448)
Net increase (decrease)	21,936	(30,499)	$ 180,495	$ (186,361)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCG-USAN-0910
1.900743.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Growth
Fund - Institutional Class

Semiannual Report

July 31, 2010

Institutional Class is a class of
Fidelity® Large Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.10%
Actual		$ 1,000.00	$ 1,049.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Class T	1.40%
Actual		$ 1,000.00	$ 1,048.60	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.85%
Actual		$ 1,000.00	$ 1,044.90	$ 9.38
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.85%
Actual		$ 1,000.00	$ 1,046.50	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Large Cap Growth	.85%
Actual		$ 1,000.00	$ 1,050.70	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,050.50	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.0	0.9
Apple, Inc.	5.2	5.0
Cisco Systems, Inc.	2.5	2.4
International Business Machines Corp.	2.0	0.0
Hewlett-Packard Co.	1.9	1.6
Amazon.com, Inc.	1.8	2.5
Google, Inc. Class A	1.7	4.4
eBay, Inc.	1.7	0.8
United Technologies Corp.	1.6	1.6
The Coca-Cola Co.	1.5	1.6
	25.9
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.7	33.7
Consumer Discretionary	13.9	12.4
Industrials	12.9	10.0
Energy	10.6	4.2
Health Care	8.9	14.6
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.8%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.9%	** Foreign investments	10.9%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.6%
Ford Motor Co. (a)	50,700	$ 647,439
Hotels, Restaurants & Leisure - 2.2%
Benihana, Inc. Class A (sub. vtg.) (a)	9,900	61,974
Ctrip.com International Ltd. sponsored ADR (a)	3,000	120,780
Domino's Pizza, Inc. (a)	18,100	231,499
McDonald's Corp.	16,100	1,122,653
O'Charleys, Inc. (a)	12,600	87,822
Starbucks Corp.	31,100	772,835
		2,397,563
Household Durables - 2.0%
iRobot Corp. (a)	13,800	280,968
La-Z-Boy, Inc. (a)	37,900	324,424
Tempur-Pedic International, Inc. (a)	50,700	1,554,969
		2,160,361
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	16,200	1,909,818
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	15,600	657,540
Media - 2.2%
DIRECTV (a)	32,300	1,200,268
The Walt Disney Co.	15,800	532,302
Virgin Media, Inc.	30,600	658,818
		2,391,388
Specialty Retail - 2.9%
Best Buy Co., Inc.	22,300	772,918
Sally Beauty Holdings, Inc. (a)	135,700	1,283,722
TJX Companies, Inc.	17,600	730,752
Urban Outfitters, Inc. (a)	11,400	366,624
		3,154,016
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	11,200	569,968
Phillips-Van Heusen Corp.	10,200	529,278
Polo Ralph Lauren Corp. Class A	7,700	608,377
		1,707,623
TOTAL CONSUMER DISCRETIONARY		15,025,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	10,846	$ 574,422
Dr Pepper Snapple Group, Inc.	7,200	270,360
The Coca-Cola Co.	29,700	1,636,767
		2,481,549
Food & Staples Retailing - 1.6%
Kroger Co.	26,400	559,152
Wal-Mart Stores, Inc.	13,000	665,470
Walgreen Co.	9,900	282,645
Whole Foods Market, Inc. (a)	6,300	239,211
		1,746,478
Food Products - 1.6%
Danone	8,964	502,846
Mead Johnson Nutrition Co. Class A	5,800	308,212
Nestle SA sponsored ADR	10,400	513,240
The J.M. Smucker Co.	4,800	294,864
Tingyi (Cayman Islands) Holding Corp.	66,000	167,390
		1,786,552
Household Products - 0.7%
Procter & Gamble Co.	11,700	715,572
Personal Products - 2.1%
BaWang International (Group) Holding Ltd.	187,000	114,114
Estee Lauder Companies, Inc. Class A	6,900	429,525
Hengan International Group Co. Ltd.	24,000	206,707
Herbalife Ltd.	25,500	1,265,820
Schiff Nutrition International, Inc.	34,435	277,202
		2,293,368
TOTAL CONSUMER STAPLES		9,023,519
ENERGY - 10.6%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	8,000	386,160
Complete Production Services, Inc. (a)	5,900	113,575
Halliburton Co.	25,900	773,892
Newpark Resources, Inc. (a)	23,400	186,966
Schlumberger Ltd.	21,200	1,264,792
Weatherford International Ltd. (a)	17,300	280,260
		3,005,645
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	8,200	$ 194,258
Atlas Pipeline Partners, LP (a)	13,600	245,344
BP PLC sponsored ADR	8,900	342,383
Chesapeake Energy Corp.	9,100	191,373
Chevron Corp.	5,900	449,639
Exxon Mobil Corp.	108,900	6,499,152
Massey Energy Co.	6,800	207,944
Southwestern Energy Co. (a)	5,900	215,055
Whiting Petroleum Corp. (a)	2,000	176,020
		8,521,168
TOTAL ENERGY		11,526,813
FINANCIALS - 5.7%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	12,900	323,403
Goldman Sachs Group, Inc.	1,900	286,558
Morgan Stanley	29,700	801,603
		1,411,564
Commercial Banks - 1.4%
PNC Financial Services Group, Inc.	9,400	558,266
Regions Financial Corp.	66,100	484,513
Wells Fargo & Co.	15,700	435,361
		1,478,140
Consumer Finance - 1.1%
American Express Co.	21,900	977,616
SLM Corp. (a)	17,000	204,000
		1,181,616
Diversified Financial Services - 1.3%
Citigroup, Inc. (a)	180,800	741,280
JPMorgan Chase & Co.	15,400	620,312
		1,361,592
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	17,800	302,600
Henderson Land Development Co. Ltd.	14,000	87,145
Jones Lang LaSalle, Inc.	4,000	309,840
		699,585
TOTAL FINANCIALS		6,132,497
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.9%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,400	$ 402,264
Amicus Therapeutics, Inc. (a)	26,900	68,057
Amylin Pharmaceuticals, Inc. (a)	1,000	18,920
ARIAD Pharmaceuticals, Inc. (a)	68,100	217,920
Biogen Idec, Inc. (a)	5,100	284,988
BioMarin Pharmaceutical, Inc. (a)	15,100	329,935
Genzyme Corp. (a)	3,200	222,592
Gilead Sciences, Inc. (a)	28,600	952,952
Nanosphere, Inc. (a)	13,000	59,800
SIGA Technologies, Inc. (a)	7,000	58,660
Theravance, Inc. (a)	1,600	23,696
United Therapeutics Corp. (a)	5,600	273,784
		2,913,568
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	16,400	461,332
Edwards Lifesciences Corp. (a)	8,400	485,520
Hologic, Inc. (a)	30,200	427,028
Mako Surgical Corp. (a)	2,400	26,328
Orthovita, Inc. (a)	31,100	57,535
RTI Biologics, Inc. (a)	51,500	148,835
		1,606,578
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	1,400	16,646
BioScrip, Inc. (a)	25,400	107,950
Express Scripts, Inc. (a)	15,900	718,362
Health Net, Inc. (a)	10,000	235,500
Medco Health Solutions, Inc. (a)	8,800	422,400
Team Health Holdings, Inc.	4,400	57,684
		1,558,542
Health Care Technology - 1.4%
Cerner Corp. (a)	20,500	1,587,725
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	6,800	292,332
Pharmaceuticals - 1.6%
Allergan, Inc.	10,400	635,024
Ardea Biosciences, Inc. (a)	1,700	33,915
Cadence Pharmaceuticals, Inc. (a)	32,900	252,014
Cardiome Pharma Corp. (a)	29,100	238,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000	244,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	3,000	$ 168,960
ViroPharma, Inc. (a)	12,700	167,259
		1,739,782
TOTAL HEALTH CARE		9,698,527
INDUSTRIALS - 12.9%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc. (a)	8,000	537,280
DigitalGlobe, Inc. (a)	13,200	359,832
General Dynamics Corp.	2,700	165,375
L-3 Communications Holdings, Inc.	2,200	160,688
Precision Castparts Corp.	10,400	1,270,776
Raytheon Co.	13,300	615,391
United Technologies Corp.	24,000	1,706,400
		4,815,742
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	12,000	782,400
Airlines - 0.9%
AMR Corp. (a)	47,600	337,008
Delta Air Lines, Inc. (a)	27,100	321,948
Southwest Airlines Co.	25,000	301,250
		960,206
Building Products - 0.1%
Masco Corp.	15,600	160,368
Commercial Services & Supplies - 0.7%
Interface, Inc. Class A	8,800	109,384
Republic Services, Inc.	16,800	535,248
Steelcase, Inc. Class A	15,200	105,032
		749,664
Construction & Engineering - 1.3%
Fluor Corp.	12,500	603,625
Foster Wheeler AG (a)	7,700	177,254
Jacobs Engineering Group, Inc. (a)	10,000	365,700
KBR, Inc.	12,700	284,226
		1,430,805
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(d)	19,900	599,985
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.0%
General Electric Co.	49,300	$ 794,716
Textron, Inc.	13,300	276,108
		1,070,824
Machinery - 1.8%
Cummins, Inc.	4,600	366,206
Duoyuan Global Water, Inc. ADR (a)(d)	14,600	294,774
Harsco Corp.	9,700	224,652
Ingersoll-Rand Co. Ltd.	21,200	794,152
PACCAR, Inc.	6,600	302,412
		1,982,196
Road & Rail - 0.6%
Union Pacific Corp.	8,900	664,563
Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	22,800	819,204
TOTAL INDUSTRIALS		14,035,957
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	117,500	2,710,725
Juniper Networks, Inc. (a)	49,700	1,380,666
Motorola, Inc. (a)	66,700	499,583
QUALCOMM, Inc.	41,100	1,565,088
Research In Motion Ltd. (a)	10,700	615,571
		6,771,633
Computers & Peripherals - 7.4%
Apple, Inc. (a)	21,800	5,608,050
Hewlett-Packard Co.	43,800	2,016,552
Teradata Corp. (a)	10,300	327,540
		7,952,142
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	13,500	377,055
Ingram Micro, Inc. Class A (a)	66,800	1,104,204
Vishay Intertechnology, Inc. (a)	30,700	260,643
		1,741,902
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	7,700	626,857
eBay, Inc. (a)	86,700	1,812,897
Google, Inc. Class A (a)	3,800	1,842,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	9,000	$ 344,700
Rackspace Hosting, Inc. (a)	9,304	173,985
		4,800,869
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	23,900	1,303,984
International Business Machines Corp.	17,000	2,182,800
MasterCard, Inc. Class A	1,100	231,044
Visa, Inc. Class A	7,400	542,790
		4,260,618
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	47,500	978,500
Marvell Technology Group Ltd. (a)	45,400	677,368
NVIDIA Corp. (a)	34,800	319,812
Power Integrations, Inc.	8,000	282,800
Skyworks Solutions, Inc. (a)	36,600	641,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,700	269,670
Teradyne, Inc. (a)	29,500	317,420
		3,487,168
Software - 5.9%
Autonomy Corp. PLC (a)	11,100	286,382
BMC Software, Inc. (a)	12,600	448,308
Check Point Software Technologies Ltd. (a)	8,800	299,376
Citrix Systems, Inc. (a)	6,800	374,136
Informatica Corp. (a)	19,500	587,535
MICROS Systems, Inc. (a)	18,700	669,086
Microsoft Corp.	36,200	934,322
Nuance Communications, Inc. (a)	37,600	620,776
Radiant Systems, Inc. (a)	34,900	495,929
Red Hat, Inc. (a)	16,300	524,045
Salesforce.com, Inc. (a)	3,400	336,430
Symantec Corp. (a)	33,200	430,604
VMware, Inc. Class A (a)	5,000	387,650
		6,394,579
TOTAL INFORMATION TECHNOLOGY		35,408,911
MATERIALS - 4.9%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	6,800	493,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	11,400	$ 336,300
CF Industries Holdings, Inc.	7,100	576,449
Dow Chemical Co.	10,400	284,232
Monsanto Co.	9,300	537,912
The Mosaic Co.	8,500	405,025
		2,633,462
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,000	256,200
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	10,100	279,265
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	10,800	437,616
Freeport-McMoRan Copper & Gold, Inc.	4,200	300,468
Newmont Mining Corp.	16,800	939,120
		1,677,204
Paper & Forest Products - 0.4%
International Paper Co.	17,900	433,180
TOTAL MATERIALS		5,279,311
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	13,800	638,112
Sprint Nextel Corp. (a)	281,000	1,284,170
		1,922,282
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	114,441
TOTAL COMMON STOCKS (Cost $103,752,881)		108,168,006
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	227,162	$ 227,162
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	294,698	294,698
TOTAL MONEY MARKET FUNDS (Cost $521,860)		521,860
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $104,274,741)		108,689,866
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(331,456)
NET ASSETS - 100%		$ 108,358,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,133
Fidelity Securities Lending Cash Central Fund	8,149
Total	$ 9,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $43,907,694 of which $35,247,593 and $8,660,101 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending January 31, 2011 approximately $1,662,664 of losses recognized during the period November 1, 2009 to January 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $285,410) - See accompanying schedule: Unaffiliated issuers (cost $103,752,881)	$ 108,168,006
Fidelity Central Funds (cost $521,860)	521,860
Total Investments (cost $104,274,741)		$ 108,689,866
Receivable for investments sold		2,313,080
Receivable for fund shares sold		221,531
Dividends receivable		30,087
Distributions receivable from Fidelity Central Funds		1,113
Other receivables		1,944
Total assets		111,257,621

Liabilities
Payable for investments purchased	$ 2,405,750
Payable for fund shares redeemed	99,980
Accrued management fee	31,668
Distribution fees payable	4,945
Other affiliated payables	30,280
Other payables and accrued expenses	31,890
Collateral on securities loaned, at value	294,698
Total liabilities		2,899,211

Net Assets		$ 108,358,410
Net Assets consist of:
Paid in capital		$ 144,230,199
Undistributed net investment income		3,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,290,399)
Net unrealized appreciation (depreciation) on investments		4,415,125
Net Assets		$ 108,358,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,468,295 ÷ 557,314 shares)	$ 8.02

Maximum offering price per share (100/94.25 of $8.02)	$ 8.51
Class T: Net Asset Value and redemption price per share ($2,090,914 ÷ 261,980 shares)	$ 7.98

Maximum offering price per share (100/96.50 of $7.98)	$ 8.27
Class B: Net Asset Value and offering price per share ($1,612,758 ÷ 203,786 shares)A	$ 7.91

Class C: Net Asset Value and offering price per share ($2,259,734 ÷ 287,289 shares)A	$ 7.87

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($97,631,755 ÷ 12,082,009 shares)	$ 8.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($294,954 ÷ 36,356 shares)	$ 8.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 494,496
Interest		1
Income from Fidelity Central Funds		9,282
Total income		503,779

Expenses
Management fee Basic fee	$ 312,307
Performance adjustment	(126,894)
Transfer agent fees	169,123
Distribution fees	29,281
Accounting and security lending fees	21,831
Custodian fees and expenses	14,938
Independent trustees' compensation	315
Registration fees	56,805
Audit	24,886
Legal	187
Miscellaneous	736
Total expenses before reductions	503,515
Expense reductions	(3,221)	500,294
Net investment income (loss)		3,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,575,339
Foreign currency transactions	(580)
Total net realized gain (loss)		5,574,759
Change in net unrealized appreciation (depreciation) on: Investment securities	(519,246)
Assets and liabilities in foreign currencies	(34)
Total change in net unrealized appreciation (depreciation)		(519,280)
Net gain (loss)		5,055,479
Net increase (decrease) in net assets resulting from operations		$ 5,058,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,485	$ 322,466
Net realized gain (loss)	5,574,759	2,419,705
Change in net unrealized appreciation (depreciation)	(519,280)	22,232,491
Net increase (decrease) in net assets resulting from operations	5,058,964	24,974,662
Distributions to shareholders from net investment income	-	(384,292)
Share transactions - net increase (decrease)	(2,208,254)	(9,927,613)
Total increase (decrease) in net assets	2,850,710	14,662,757

Net Assets
Beginning of period	105,507,700	90,844,943
End of period (including undistributed net investment income of $3,485 and $0, respectively)	$ 108,358,410	$ 105,507,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 6.12	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.02	(.03)
Net realized and unrealized gain (loss)	.39	1.53	(3.71)	(.72)
Total from investment operations	.38	1.54	(3.69)	(.75)
Distributions from net investment income	-	(.02)	(.04)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	(.02)	(.04)	(1.25)
Net asset value, end of period	$ 8.02	$ 7.64	$ 6.12	$ 9.85
Total Return B, C, D	4.97%	25.14%	(37.49)%	(6.99)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.07%	1.01%	1.20% A
Expenses net of fee waivers, if any	1.10% A	1.07%	1.01%	1.20% A
Expenses net of all reductions	1.09% A	1.06%	1.01%	1.20% A
Net investment income (loss)	(.19)% A	.08%	.20%	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,468	$ 3,805	$ 2,159	$ 1,302
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.61	$ 6.11	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	.39	1.52	(3.70)	(.69)
Total from investment operations	.37	1.50	(3.71)	(.75)
Distributions from net investment income	-	-J	(.03)	-
Distributions from net realized gain	-	-	-	(1.25)
Total distributions	-	-J	(.03)	(1.25)
Net asset value, end of period	$ 7.98	$ 7.61	$ 6.11	$ 9.85
Total Return B, C, D	4.86%	24.60%	(37.71)%	(7.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.38%	1.31%	1.47%A
Expenses net of fee waivers, if any	1.40%A	1.38%	1.31%	1.47%A
Expenses net of all reductions	1.39%A	1.36%	1.31%	1.47%A
Net investment income (loss)	(.49)%A	(.23)%	(.10)%	(.56)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,091	$ 1,548	$ 820	$ 1,097
Portfolio turnover rate G	138%A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 6.09	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.05)	(.12)
Net realized and unrealized gain (loss)	.38	1.53	(3.69)	(.70)
Total from investment operations	.34	1.48	(3.74)	(.82)
Distributions from net investment income	-	-	- J	-
Distributions from net realized gain	-	-	-	(1.20)
Total distributions	-	-	- J	(1.20)
Net asset value, end of period	$ 7.91	$ 7.57	$ 6.09	$ 9.83
Total Return B, C, D	4.49%	24.30%	(38.01)%	(7.62)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.85% A	1.82%	1.76%	1.99% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.76%	1.99% A
Expenses net of all reductions	1.84% A	1.80%	1.76%	1.99% A
Net investment income (loss)	(.94)% A	(.67)%	(.56)%	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,613	$ 1,466	$ 815	$ 543
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 6.06	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)	(.11)
Net realized and unrealized gain (loss)	.39	1.51	(3.69)	(.70)
Total from investment operations	.35	1.46	(3.73)	(.81)
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.22)
Total distributions	-	-	(.03)	(1.22)
Net asset value, end of period	$ 7.87	$ 7.52	$ 6.06	$ 9.82
Total Return B, C, D	4.65%	24.09%	(37.98)%	(7.54)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.82%	1.77%	1.96% A
Expenses net of fee waivers, if any	1.85% A	1.82%	1.77%	1.96% A
Expenses net of all reductions	1.84% A	1.80%	1.77%	1.96% A
Net investment income (loss)	(.94)% A	(.67)%	(.57)%	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,260	$ 1,917	$ 1,441	$ 945
Portfolio turnover rate G	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82	$ 10.17
Income from Investment Operations
Net investment income (loss) D	- J	.02	.04	(.01)	- J	.02 G
Net realized and unrealized gain (loss)	.39	1.55	(3.73)	(.77)	.37	1.87
Total from investment operations	.39	1.57	(3.69)	(.78)	.37	1.89
Distributions from net investment income	-	(.03)	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	(1.25)	(.26)	(.24)
Total distributions	-	(.03)	(.05)	(1.25)	(.27)	(.24)
Redemption fees added to paid in capital D	-	-	-	-	- I, J	- J
Net asset value, end of period	$ 8.08	$ 7.69	$ 6.15	$ 9.89	$ 11.92	$ 11.82
Total Return B, C	5.07%	25.50%	(37.36)%	(7.26)%	3.20%	18.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.81%	.75%	1.03%	1.10%	1.12%
Expenses net of fee waivers, if any	.85% A	.81%	.74%	.99%	1.00%	1.00%
Expenses net of all reductions	.84% A	.80%	.74%	.98%	.99%	.94%
Net investment income (loss)	.06% A	.34%	.47%	(.07)%	.02%	.15% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,632	$ 96,661	$ 85,332	$ 147,864	$ 183,515	$ 157,513
Portfolio turnover rate F	138% A	342%	355%	428%	189%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended January 31, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 6.18	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-I	.03	.04	-I
Net realized and unrealized gain (loss)	.39	1.54	(3.72)	(.70)
Total from investment operations	.39	1.57	(3.68)	(.70)
Distributions from net investment income	-	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	(1.27)
Total distributions	-	(.03)	(.02)	(1.27)
Net asset value, end of period	$ 8.11	$ 7.72	$ 6.18	$ 9.88
Total Return B, C	5.05%	25.42%	(37.29)%	(6.64)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.76%	.68%	.88% A
Expenses net of fee waivers, if any	.84% A	.76%	.68%	.88% A
Expenses net of all reductions	.83% A	.74%	.68%	.88% A
Net investment income (loss)	.07% A	.39%	.52%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 111	$ 277	$ 386
Portfolio turnover rate F	138% A	342%	355%	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,905,029
Gross unrealized depreciation	(4,539,564)
Net unrealized appreciation (depreciation)	$ 4,365,465

Tax cost	$ 104,324,401

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,550,783 and $77,646,467, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,428	$ 0
Class T	.25%	.25%	4,844	52
Class B	.75%	.25%	8,005	6,020
Class C	.75%	.25%	11,004	3,340
			$ 29,281	$ 9,412

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,711
Class T	1,056
Class B*	1,927
Class C*	1,599
$ 8,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,648.31
Class T	3,440.35
Class B	2,437.30
Class C	3,365.31
Large Cap Growth	152,925.30
Institutional Class	308.29
	$ 169,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,757 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,149.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,221 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 8,479
Class T	-	571
Large Cap Growth	-	374,803
Institutional Class	-	439
Total	$ -	$ 384,292

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	174,787	327,406	$ 1,441,458	$ 2,312,604
Reinvestment of distributions	-	1,059	-	8,359
Shares redeemed	(115,669)	(183,059)	(959,977)	(1,292,164)
Net increase (decrease)	59,118	145,406	$ 481,481	$ 1,028,799
Class T
Shares sold	76,277	100,987	$ 616,491	$ 713,118
Reinvestment of distributions	-	68	-	533
Shares redeemed	(17,540)	(32,038)	(143,385)	(224,923)
Net increase (decrease)	58,737	69,017	$ 473,106	$ 488,728
Class B
Shares sold	36,854	107,177	$ 298,123	$ 710,844
Shares redeemed	(26,771)	(47,262)	(216,653)	(331,301)
Net increase (decrease)	10,083	59,915	$ 81,470	$ 379,543
Class C
Shares sold	85,886	165,483	$ 686,371	$ 1,155,533
Shares redeemed	(53,412)	(148,613)	(419,216)	(1,029,269)
Net increase (decrease)	32,474	16,870	$ 267,155	$ 126,264

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Large Cap Growth
Shares sold	2,205,494	6,708,528	$ 18,217,917	$ 46,276,903
Reinvestment of distributions	-	46,579	-	369,900
Shares redeemed	(2,695,894)	(8,052,386)	(21,909,878)	(58,411,389)
Net increase (decrease)	(490,400)	(1,297,279)	$ (3,691,961)	$ (11,764,586)
Institutional Class
Shares sold	30,654	9,588	$ 249,521	$ 71,684
Reinvestment of distributions	-	51	-	403
Shares redeemed	(8,718)	(40,138)	(69,026)	(258,448)
Net increase (decrease)	21,936	(30,499)	$ 180,495	$ (186,361)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCGI-USAN-0910
1.900738.101

Fidelity®
Large Cap Value
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.06%
Actual		$ 1,000.00	$ 1,015.00	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.35%
Actual		$ 1,000.00	$ 1,013.90	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.89%
Actual		$ 1,000.00	$ 1,010.70	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.80%
Actual		$ 1,000.00	$ 1,010.80	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Large Cap Value	.77%
Actual		$ 1,000.00	$ 1,017.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,016.00	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.6
Chevron Corp.	3.7	3.8
Bank of America Corp.	2.8	3.6
Merck & Co., Inc.	2.6	2.1
Procter & Gamble Co.	2.2	0.1
Pfizer, Inc.	2.1	3.9
ConocoPhillips	2.0	1.9
AT&T, Inc.	1.9	1.9
Citigroup, Inc.	1.9	0.0
Goldman Sachs Group, Inc.	1.6	1.8
	24.8
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	24.4
Health Care	12.5	9.9
Energy	11.9	18.7
Consumer Staples	9.9	5.2
Industrials	9.1	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.3%	** Foreign investments	5.0%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	136,200	$ 4,779,258
Automobiles - 1.0%
Ford Motor Co. (a)	689,600	8,806,192
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	213,200	5,442,996
Media - 3.9%
Comcast Corp. Class A	650,700	12,669,129
The Walt Disney Co.	42,900	1,445,301
Time Warner, Inc.	285,500	8,981,830
Viacom, Inc. Class B (non-vtg.)	334,700	11,058,488
		34,154,748
Multiline Retail - 1.3%
Macy's, Inc.	399,800	7,456,270
Target Corp.	83,900	4,305,748
		11,762,018
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	67,500	5,354,775
TOTAL CONSUMER DISCRETIONARY		70,299,987
CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	179,700	6,747,735
Molson Coors Brewing Co. Class B	150,200	6,760,502
		13,508,237
Food & Staples Retailing - 0.8%
Kroger Co.	313,900	6,648,402
Food Products - 2.0%
Archer Daniels Midland Co.	264,200	7,228,512
Ralcorp Holdings, Inc. (a)	83,000	4,847,200
The J.M. Smucker Co.	88,400	5,430,412
		17,506,124
Household Products - 3.9%
Energizer Holdings, Inc. (a)	94,300	5,801,336
Kimberly-Clark Corp.	151,800	9,733,416
Procter & Gamble Co.	310,900	19,014,644
		34,549,396
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	343,900	$ 7,620,824
Philip Morris International, Inc.	137,600	7,023,104
		14,643,928
TOTAL CONSUMER STAPLES		86,856,087
ENERGY - 11.9%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	128,600	4,785,206
Halliburton Co.	216,100	6,457,068
Noble Corp.	274,900	8,934,250
		20,176,524
Oil, Gas & Consumable Fuels - 9.6%
Apache Corp.	117,000	11,182,860
Chevron Corp.	434,000	33,075,140
ConocoPhillips	315,400	17,416,388
Marathon Oil Corp.	352,500	11,791,125
Sunoco, Inc.	310,500	11,075,535
		84,541,048
TOTAL ENERGY		104,717,572
FINANCIALS - 28.1%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	94,500	14,252,490
Commercial Banks - 5.7%
BB&T Corp.	259,100	6,433,453
Comerica, Inc.	143,300	5,496,988
PNC Financial Services Group, Inc.	228,700	13,582,493
Regions Financial Corp.	838,900	6,149,137
SunTrust Banks, Inc.	246,400	6,394,080
Wells Fargo & Co.	441,700	12,248,341
		50,304,492
Consumer Finance - 1.4%
Capital One Financial Corp.	297,200	12,580,476
Diversified Financial Services - 8.7%
Bank of America Corp.	1,749,600	24,564,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (a)	3,976,000	$ 16,301,600
JPMorgan Chase & Co.	885,500	35,667,941
		76,533,925
Insurance - 8.6%
Allstate Corp.	403,700	11,400,488
Alterra Capital Holdings Ltd.	228,600	4,423,410
Berkshire Hathaway, Inc. Class B (a)	153,800	12,014,856
Genworth Financial, Inc. Class A (a)	524,200	7,118,636
Lincoln National Corp.	325,700	8,481,228
MetLife, Inc.	176,200	7,410,972
The Travelers Companies, Inc.	247,800	12,501,510
Torchmark Corp.	99,800	5,296,386
Unum Group	307,200	7,010,304
		75,657,790
Real Estate Investment Trusts - 2.1%
AvalonBay Communities, Inc.	76,400	8,028,876
SL Green Realty Corp.	95,700	5,764,968
The Macerich Co.	110,953	4,599,002
		18,392,846
TOTAL FINANCIALS		247,722,019
HEALTH CARE - 12.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	142,400	7,765,072
Health Care Equipment & Supplies - 1.7%
Cooper Companies, Inc.	110,000	4,274,600
Hill-Rom Holdings, Inc.	148,000	4,889,920
Zimmer Holdings, Inc. (a)	114,200	6,051,458
		15,215,978
Health Care Providers & Services - 1.6%
CIGNA Corp.	253,500	7,797,660
Humana, Inc. (a)	136,000	6,394,720
		14,192,380
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	422,400	8,219,904
Pharmaceuticals - 7.4%
Endo Pharmaceuticals Holdings, Inc. (a)	212,500	5,102,125
Johnson & Johnson	207,800	12,071,102
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	664,900	$ 22,912,454
Pfizer, Inc.	1,252,200	18,783,000
Watson Pharmaceuticals, Inc. (a)	143,000	5,791,500
		64,660,181
TOTAL HEALTH CARE		110,053,515
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.2%
Raytheon Co.	228,900	10,591,203
Airlines - 0.5%
Alaska Air Group, Inc. (a)	90,700	4,679,213
Building Products - 0.5%
Owens Corning (a)	152,700	4,806,996
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	223,100	7,107,966
Construction & Engineering - 0.8%
KBR, Inc.	316,300	7,078,794
Industrial Conglomerates - 1.9%
General Electric Co.	688,400	11,097,008
Textron, Inc.	260,500	5,407,980
		16,504,988
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	172,300	6,454,358
Navistar International Corp. (a)	90,600	4,684,926
Timken Co.	157,100	5,281,702
		16,420,986
Road & Rail - 1.5%
CSX Corp.	153,100	8,071,432
Kansas City Southern (a)	129,200	4,741,640
		12,813,072
TOTAL INDUSTRIALS		80,003,218
INFORMATION TECHNOLOGY - 5.9%
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	193,100	8,890,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	129,600	$ 4,762,800
Western Digital Corp. (a)	234,500	6,188,455
		19,841,579
Electronic Equipment & Components - 0.6%
Avnet, Inc. (a)	197,000	4,954,550
Office Electronics - 1.1%
Xerox Corp.	975,200	9,498,448
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(d)	651,900	4,882,731
Micron Technology, Inc. (a)	929,565	6,767,233
		11,649,964
Software - 0.7%
CA, Inc.	233,800	4,573,128
Microsoft Corp.	52,300	1,349,863
		5,922,991
TOTAL INFORMATION TECHNOLOGY		51,867,532
MATERIALS - 2.8%
Chemicals - 1.7%
Ashland, Inc.	107,200	5,451,120
Dow Chemical Co.	361,400	9,877,062
		15,328,182
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	170,700	4,719,855
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	72,100	5,158,034
TOTAL MATERIALS		25,206,071
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	655,462	17,002,684
Qwest Communications International, Inc.	1,831,100	10,364,026
Verizon Communications, Inc.	127,500	3,705,150
		31,071,860
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,842,600	$ 8,420,682
TOTAL TELECOMMUNICATION SERVICES		39,492,542
UTILITIES - 6.8%
Electric Utilities - 2.6%
Entergy Corp.	114,000	8,836,140
FirstEnergy Corp.	189,900	7,159,230
PPL Corp.	246,800	6,735,172
		22,730,542
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	194,100	6,133,560
Multi-Utilities - 3.5%
PG&E Corp.	254,600	11,304,240
Public Service Enterprise Group, Inc.	333,100	10,958,990
Sempra Energy	170,400	8,477,400
		30,740,630
TOTAL UTILITIES		59,604,732
TOTAL COMMON STOCKS (Cost $858,939,006)		875,823,275
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.24% (b)	9,649,607	9,649,607
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,208,000	5,208,000
TOTAL MONEY MARKET FUNDS (Cost $14,857,607)		14,857,607
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $873,796,613)		890,680,882
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(10,218,641)
NET ASSETS - 100%		$ 880,462,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,454
Fidelity Securities Lending Cash Central Fund	1,209
Total	$ 4,663
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $509,846,423 of which $321,741,584 and $188,104,839 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,875,990) - See accompanying schedule: Unaffiliated issuers (cost $858,939,006)	$ 875,823,275
Fidelity Central Funds (cost $14,857,607)	14,857,607
Total Investments (cost $873,796,613)		$ 890,680,882
Receivable for investments sold		13,184,871
Receivable for fund shares sold		702,254
Dividends receivable		1,028,830
Distributions receivable from Fidelity Central Funds		955
Other receivables		50,227
Total assets		905,648,019

Liabilities
Payable for investments purchased	$ 18,271,880
Payable for fund shares redeemed	1,131,457
Accrued management fee	283,861
Distribution fees payable	10,830
Other affiliated payables	246,659
Other payables and accrued expenses	33,091
Collateral on securities loaned, at value	5,208,000
Total liabilities		25,185,778

Net Assets		$ 880,462,241
Net Assets consist of:
Paid in capital		$ 1,381,609,897
Undistributed net investment income		4,982,979
Accumulated undistributed net realized gain (loss) on investments		(523,014,904)
Net unrealized appreciation (depreciation) on investments		16,884,269
Net Assets		$ 880,462,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,165,437 ÷ 2,018,591 shares)	$ 9.49

Maximum offering price per share (100/94.25 of $9.49)	$ 10.07
Class T: Net Asset Value and redemption price per share ($5,243,062 ÷ 552,439 shares)	$ 9.49

Maximum offering price per share (100/96.50 of $9.49)	$ 9.83
Class B: Net Asset Value and offering price per share ($2,185,239 ÷ 231,147 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($3,626,241 ÷ 385,683 shares)A	$ 9.40

Large Cap Value: Net Asset Value, offering price and redemption price per share ($848,678,578 ÷ 88,817,722 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,563,684 ÷ 164,196 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,706,095
Income from Fidelity Central Funds		4,663
Total income		8,710,758

Expenses
Management fee Basic fee	$ 2,671,327
Performance adjustment	(639,149)
Transfer agent fees	1,400,403
Distribution fees	75,430
Accounting and security lending fees	160,173
Custodian fees and expenses	17,366
Independent trustees' compensation	2,740
Registration fees	62,555
Audit	25,677
Legal	1,642
Miscellaneous	7,737
Total expenses before reductions	3,785,901
Expense reductions	(58,122)	3,727,779
Net investment income (loss)		4,982,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,482,599
Change in net unrealized appreciation (depreciation) on investment securities		(18,020,996)
Net gain (loss)		14,461,603
Net increase (decrease) in net assets resulting from operations		$ 19,444,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,982,979	$ 13,290,228
Net realized gain (loss)	32,482,599	(12,429,443)
Change in net unrealized appreciation (depreciation)	(18,020,996)	228,241,704
Net increase (decrease) in net assets resulting from operations	19,444,582	229,102,489
Distributions to shareholders from net investment income	-	(14,675,617)
Share transactions - net increase (decrease)	(95,169,448)	(213,355,283)
Total increase (decrease) in net assets	(75,724,866)	1,071,589

Net Assets
Beginning of period	956,187,107	955,115,518
End of period (including undistributed net investment income of $4,982,979 and $0, respectively)	$ 880,462,241	$ 956,187,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.09	.16	.12
Net realized and unrealized gain (loss)	.10	1.85	(6.00)	(1.00)
Total from investment operations	.14	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.12)	(.17)	(.99)
Net asset value, end of period	$ 9.49	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.50%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	1.06% A	1.15%	1.17%	1.22% A
Expenses net of all reductions	1.04% A	1.13%	1.17%	1.22% A
Net investment income (loss)	.78% A	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,165	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.07	.12	.08
Net realized and unrealized gain (loss)	.11	1.84	(5.97)	(1.01)
Total from investment operations	.13	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.09)	(.14)	(.95)
Net asset value, end of period	$ 9.49	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	1.39%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.35% A	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.34% A	1.44%	1.49%	1.47% A
Net investment income (loss)	.48% A	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,243	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.02	.07	.01
Net realized and unrealized gain (loss)	.10	1.85	(5.98)	(1.00)
Total from investment operations	.10	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.05)	(.10)	(.88)
Net asset value, end of period	$ 9.45	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.07%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.89% A	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.87% A	1.97%	2.00%	1.99% A
Net investment income (loss)	(.05)% A	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,185	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.03	.08	.01
Net realized and unrealized gain (loss)	.10	1.84	(5.97)	(.98)
Total from investment operations	.10	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.06)	(.14)	(.92)
Net asset value, end of period	$ 9.40	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	1.08%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.80% A	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.79% A	1.88%	1.91%	1.94% A
Net investment income (loss)	.03% A	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.18	.16	.17
Net realized and unrealized gain (loss)	.11	1.86	(6.02)	(.80)	1.80	1.87
Total from investment operations	.16	1.98	(5.82)	(.62)	1.96	2.04
Distributions from net investment income	-	(.14)	(.19)	(.13)	(.13)	(.11)
Distributions from net realized gain	-	-	-	(.87)	(.26)	(.35)
Total distributions	-	(.14)	(.19)	(1.00)	(.39)	(.46)
Redemption fees added to paid in capital D	-	-	-	-	- H, I	- I
Net asset value, end of period	$ 9.56	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62
Total Return B, C	1.70%	26.21%	(43.03)%	(4.39)%	14.63%	17.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.85%	.86%	.86%	.89%	.89%
Expenses net of fee waivers, if any	.77% A	.85%	.86%	.85%	.89%	.89%
Expenses net of all reductions	.76% A	.84%	.86%	.85%	.89%	.84%
Net investment income (loss)	1.06% A	1.38%	1.78%	1.18%	1.10%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,679	$ 914,828	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109
Portfolio turnover rate F	123% A	171%	243%	204%	164%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The redemption fee was eliminated during the year ended January 31, 2007.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.17
Net realized and unrealized gain (loss)	.10	1.85	(6.01)	(1.02)
Total from investment operations	.15	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 9.52	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	1.60%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.78% A	.87%	.85%	.85% A
Expenses net of all reductions	.77% A	.86%	.85%	.84% A
Net investment income (loss)	1.05% A	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,564	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,161,657
Gross unrealized depreciation	(75,800,709)
Net unrealized appreciation (depreciation)	$ (11,639,052)

Tax cost	$ 902,319,934

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $578,313,857 and $669,239,116, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 26,727	$ 1,716
Class T	.25%	.25%	17,414	350
Class B	.75%	.25%	12,447	9,375
Class C	.75%	.25%	18,842	4,789
			$ 75,430	$ 16,230

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,304
Class T	1,465
Class B*	1,629
Class C*	1,943
$ 10,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,581.32
Class T	12,959.37
Class B	5,036.40
Class C	5,979.32
Large Cap Value	1,339,088.29
Institutional Class	2,760.30
	$ 1,400,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,435 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,968 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,209.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,122 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 347,403
Class T	-	84,743
Class B	-	13,580
Class C	-	21,287
Large Cap Value	-	14,171,204
Institutional Class	-	37,400
Total	$ -	$ 14,675,617

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	300,242	1,322,752	$ 2,947,581	$ 10,883,565
Reinvestment of distributions	-	35,856	-	335,090
Shares redeemed	(824,160)	(1,814,783)	(8,144,640)	(15,997,123)
Net increase (decrease)	(523,918)	(456,175)	$ (5,197,059)	$ (4,778,468)
Class T
Shares sold	144,686	433,994	$ 1,431,567	$ 3,584,915
Reinvestment of distributions	-	9,035	-	83,112
Shares redeemed	(564,414)	(770,380)	(5,693,821)	(6,262,244)
Net increase (decrease)	(419,728)	(327,351)	$ (4,262,254)	$ (2,594,217)
Class B
Shares sold	52,929	146,209	$ 519,527	$ 1,215,912
Reinvestment of distributions	-	1,424	-	12,974
Shares redeemed	(111,663)	(202,886)	(1,109,129)	(1,674,990)
Net increase (decrease)	(58,734)	(55,253)	$ (589,602)	$ (446,104)
Class C
Shares sold	119,660	166,263	$ 1,187,598	$ 1,371,905
Reinvestment of distributions	-	1,988	-	18,713
Shares redeemed	(109,478)	(106,663)	(1,061,550)	(833,697)
Net increase (decrease)	10,182	61,588	$ 126,048	$ 556,921
Large Cap Value
Shares sold	6,316,705	25,650,658	$ 62,800,692	$ 207,572,088
Reinvestment of distributions	-	1,489,624	-	13,920,603
Shares redeemed	(14,832,483)	(50,997,850)	(147,244,422)	(428,016,334)
Net increase (decrease)	(8,515,778)	(23,857,568)	$ (84,443,730)	$ (206,523,643)
Institutional Class
Shares sold	15,129	157,684	$ 149,403	$ 1,186,819
Reinvestment of distributions	-	3,968	-	37,333
Shares redeemed	(94,230)	(91,300)	(952,254)	(793,924)
Net increase (decrease)	(79,101)	70,352	$ (802,851)	$ 430,228
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LCV-USAN-0910
1.900196.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity®
Large Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.06%
Actual		$ 1,000.00	$ 1,015.00	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.35%
Actual		$ 1,000.00	$ 1,013.90	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.89%
Actual		$ 1,000.00	$ 1,010.70	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.80%
Actual		$ 1,000.00	$ 1,010.80	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Large Cap Value	.77%
Actual		$ 1,000.00	$ 1,017.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,016.00	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.6
Chevron Corp.	3.7	3.8
Bank of America Corp.	2.8	3.6
Merck & Co., Inc.	2.6	2.1
Procter & Gamble Co.	2.2	0.1
Pfizer, Inc.	2.1	3.9
ConocoPhillips	2.0	1.9
AT&T, Inc.	1.9	1.9
Citigroup, Inc.	1.9	0.0
Goldman Sachs Group, Inc.	1.6	1.8
	24.8
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	24.4
Health Care	12.5	9.9
Energy	11.9	18.7
Consumer Staples	9.9	5.2
Industrials	9.1	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.3%	** Foreign investments	5.0%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	136,200	$ 4,779,258
Automobiles - 1.0%
Ford Motor Co. (a)	689,600	8,806,192
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	213,200	5,442,996
Media - 3.9%
Comcast Corp. Class A	650,700	12,669,129
The Walt Disney Co.	42,900	1,445,301
Time Warner, Inc.	285,500	8,981,830
Viacom, Inc. Class B (non-vtg.)	334,700	11,058,488
		34,154,748
Multiline Retail - 1.3%
Macy's, Inc.	399,800	7,456,270
Target Corp.	83,900	4,305,748
		11,762,018
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	67,500	5,354,775
TOTAL CONSUMER DISCRETIONARY		70,299,987
CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	179,700	6,747,735
Molson Coors Brewing Co. Class B	150,200	6,760,502
		13,508,237
Food & Staples Retailing - 0.8%
Kroger Co.	313,900	6,648,402
Food Products - 2.0%
Archer Daniels Midland Co.	264,200	7,228,512
Ralcorp Holdings, Inc. (a)	83,000	4,847,200
The J.M. Smucker Co.	88,400	5,430,412
		17,506,124
Household Products - 3.9%
Energizer Holdings, Inc. (a)	94,300	5,801,336
Kimberly-Clark Corp.	151,800	9,733,416
Procter & Gamble Co.	310,900	19,014,644
		34,549,396
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	343,900	$ 7,620,824
Philip Morris International, Inc.	137,600	7,023,104
		14,643,928
TOTAL CONSUMER STAPLES		86,856,087
ENERGY - 11.9%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	128,600	4,785,206
Halliburton Co.	216,100	6,457,068
Noble Corp.	274,900	8,934,250
		20,176,524
Oil, Gas & Consumable Fuels - 9.6%
Apache Corp.	117,000	11,182,860
Chevron Corp.	434,000	33,075,140
ConocoPhillips	315,400	17,416,388
Marathon Oil Corp.	352,500	11,791,125
Sunoco, Inc.	310,500	11,075,535
		84,541,048
TOTAL ENERGY		104,717,572
FINANCIALS - 28.1%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	94,500	14,252,490
Commercial Banks - 5.7%
BB&T Corp.	259,100	6,433,453
Comerica, Inc.	143,300	5,496,988
PNC Financial Services Group, Inc.	228,700	13,582,493
Regions Financial Corp.	838,900	6,149,137
SunTrust Banks, Inc.	246,400	6,394,080
Wells Fargo & Co.	441,700	12,248,341
		50,304,492
Consumer Finance - 1.4%
Capital One Financial Corp.	297,200	12,580,476
Diversified Financial Services - 8.7%
Bank of America Corp.	1,749,600	24,564,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (a)	3,976,000	$ 16,301,600
JPMorgan Chase & Co.	885,500	35,667,941
		76,533,925
Insurance - 8.6%
Allstate Corp.	403,700	11,400,488
Alterra Capital Holdings Ltd.	228,600	4,423,410
Berkshire Hathaway, Inc. Class B (a)	153,800	12,014,856
Genworth Financial, Inc. Class A (a)	524,200	7,118,636
Lincoln National Corp.	325,700	8,481,228
MetLife, Inc.	176,200	7,410,972
The Travelers Companies, Inc.	247,800	12,501,510
Torchmark Corp.	99,800	5,296,386
Unum Group	307,200	7,010,304
		75,657,790
Real Estate Investment Trusts - 2.1%
AvalonBay Communities, Inc.	76,400	8,028,876
SL Green Realty Corp.	95,700	5,764,968
The Macerich Co.	110,953	4,599,002
		18,392,846
TOTAL FINANCIALS		247,722,019
HEALTH CARE - 12.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	142,400	7,765,072
Health Care Equipment & Supplies - 1.7%
Cooper Companies, Inc.	110,000	4,274,600
Hill-Rom Holdings, Inc.	148,000	4,889,920
Zimmer Holdings, Inc. (a)	114,200	6,051,458
		15,215,978
Health Care Providers & Services - 1.6%
CIGNA Corp.	253,500	7,797,660
Humana, Inc. (a)	136,000	6,394,720
		14,192,380
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	422,400	8,219,904
Pharmaceuticals - 7.4%
Endo Pharmaceuticals Holdings, Inc. (a)	212,500	5,102,125
Johnson & Johnson	207,800	12,071,102
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	664,900	$ 22,912,454
Pfizer, Inc.	1,252,200	18,783,000
Watson Pharmaceuticals, Inc. (a)	143,000	5,791,500
		64,660,181
TOTAL HEALTH CARE		110,053,515
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.2%
Raytheon Co.	228,900	10,591,203
Airlines - 0.5%
Alaska Air Group, Inc. (a)	90,700	4,679,213
Building Products - 0.5%
Owens Corning (a)	152,700	4,806,996
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	223,100	7,107,966
Construction & Engineering - 0.8%
KBR, Inc.	316,300	7,078,794
Industrial Conglomerates - 1.9%
General Electric Co.	688,400	11,097,008
Textron, Inc.	260,500	5,407,980
		16,504,988
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	172,300	6,454,358
Navistar International Corp. (a)	90,600	4,684,926
Timken Co.	157,100	5,281,702
		16,420,986
Road & Rail - 1.5%
CSX Corp.	153,100	8,071,432
Kansas City Southern (a)	129,200	4,741,640
		12,813,072
TOTAL INDUSTRIALS		80,003,218
INFORMATION TECHNOLOGY - 5.9%
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	193,100	8,890,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	129,600	$ 4,762,800
Western Digital Corp. (a)	234,500	6,188,455
		19,841,579
Electronic Equipment & Components - 0.6%
Avnet, Inc. (a)	197,000	4,954,550
Office Electronics - 1.1%
Xerox Corp.	975,200	9,498,448
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(d)	651,900	4,882,731
Micron Technology, Inc. (a)	929,565	6,767,233
		11,649,964
Software - 0.7%
CA, Inc.	233,800	4,573,128
Microsoft Corp.	52,300	1,349,863
		5,922,991
TOTAL INFORMATION TECHNOLOGY		51,867,532
MATERIALS - 2.8%
Chemicals - 1.7%
Ashland, Inc.	107,200	5,451,120
Dow Chemical Co.	361,400	9,877,062
		15,328,182
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	170,700	4,719,855
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	72,100	5,158,034
TOTAL MATERIALS		25,206,071
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	655,462	17,002,684
Qwest Communications International, Inc.	1,831,100	10,364,026
Verizon Communications, Inc.	127,500	3,705,150
		31,071,860
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,842,600	$ 8,420,682
TOTAL TELECOMMUNICATION SERVICES		39,492,542
UTILITIES - 6.8%
Electric Utilities - 2.6%
Entergy Corp.	114,000	8,836,140
FirstEnergy Corp.	189,900	7,159,230
PPL Corp.	246,800	6,735,172
		22,730,542
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	194,100	6,133,560
Multi-Utilities - 3.5%
PG&E Corp.	254,600	11,304,240
Public Service Enterprise Group, Inc.	333,100	10,958,990
Sempra Energy	170,400	8,477,400
		30,740,630
TOTAL UTILITIES		59,604,732
TOTAL COMMON STOCKS (Cost $858,939,006)		875,823,275
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.24% (b)	9,649,607	9,649,607
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,208,000	5,208,000
TOTAL MONEY MARKET FUNDS (Cost $14,857,607)		14,857,607
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $873,796,613)		890,680,882
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(10,218,641)
NET ASSETS - 100%		$ 880,462,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,454
Fidelity Securities Lending Cash Central Fund	1,209
Total	$ 4,663
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $509,846,423 of which $321,741,584 and $188,104,839 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,875,990) - See accompanying schedule: Unaffiliated issuers (cost $858,939,006)	$ 875,823,275
Fidelity Central Funds (cost $14,857,607)	14,857,607
Total Investments (cost $873,796,613)		$ 890,680,882
Receivable for investments sold		13,184,871
Receivable for fund shares sold		702,254
Dividends receivable		1,028,830
Distributions receivable from Fidelity Central Funds		955
Other receivables		50,227
Total assets		905,648,019

Liabilities
Payable for investments purchased	$ 18,271,880
Payable for fund shares redeemed	1,131,457
Accrued management fee	283,861
Distribution fees payable	10,830
Other affiliated payables	246,659
Other payables and accrued expenses	33,091
Collateral on securities loaned, at value	5,208,000
Total liabilities		25,185,778

Net Assets		$ 880,462,241
Net Assets consist of:
Paid in capital		$ 1,381,609,897
Undistributed net investment income		4,982,979
Accumulated undistributed net realized gain (loss) on investments		(523,014,904)
Net unrealized appreciation (depreciation) on investments		16,884,269
Net Assets		$ 880,462,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,165,437 ÷ 2,018,591 shares)	$ 9.49

Maximum offering price per share (100/94.25 of $9.49)	$ 10.07
Class T: Net Asset Value and redemption price per share ($5,243,062 ÷ 552,439 shares)	$ 9.49

Maximum offering price per share (100/96.50 of $9.49)	$ 9.83
Class B: Net Asset Value and offering price per share ($2,185,239 ÷ 231,147 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($3,626,241 ÷ 385,683 shares)A	$ 9.40

Large Cap Value: Net Asset Value, offering price and redemption price per share ($848,678,578 ÷ 88,817,722 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,563,684 ÷ 164,196 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,706,095
Income from Fidelity Central Funds		4,663
Total income		8,710,758

Expenses
Management fee Basic fee	$ 2,671,327
Performance adjustment	(639,149)
Transfer agent fees	1,400,403
Distribution fees	75,430
Accounting and security lending fees	160,173
Custodian fees and expenses	17,366
Independent trustees' compensation	2,740
Registration fees	62,555
Audit	25,677
Legal	1,642
Miscellaneous	7,737
Total expenses before reductions	3,785,901
Expense reductions	(58,122)	3,727,779
Net investment income (loss)		4,982,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,482,599
Change in net unrealized appreciation (depreciation) on investment securities		(18,020,996)
Net gain (loss)		14,461,603
Net increase (decrease) in net assets resulting from operations		$ 19,444,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,982,979	$ 13,290,228
Net realized gain (loss)	32,482,599	(12,429,443)
Change in net unrealized appreciation (depreciation)	(18,020,996)	228,241,704
Net increase (decrease) in net assets resulting from operations	19,444,582	229,102,489
Distributions to shareholders from net investment income	-	(14,675,617)
Share transactions - net increase (decrease)	(95,169,448)	(213,355,283)
Total increase (decrease) in net assets	(75,724,866)	1,071,589

Net Assets
Beginning of period	956,187,107	955,115,518
End of period (including undistributed net investment income of $4,982,979 and $0, respectively)	$ 880,462,241	$ 956,187,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.09	.16	.12
Net realized and unrealized gain (loss)	.10	1.85	(6.00)	(1.00)
Total from investment operations	.14	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.12)	(.17)	(.99)
Net asset value, end of period	$ 9.49	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.50%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	1.06% A	1.15%	1.17%	1.22% A
Expenses net of all reductions	1.04% A	1.13%	1.17%	1.22% A
Net investment income (loss)	.78% A	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,165	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.07	.12	.08
Net realized and unrealized gain (loss)	.11	1.84	(5.97)	(1.01)
Total from investment operations	.13	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.09)	(.14)	(.95)
Net asset value, end of period	$ 9.49	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	1.39%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.35% A	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.34% A	1.44%	1.49%	1.47% A
Net investment income (loss)	.48% A	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,243	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.02	.07	.01
Net realized and unrealized gain (loss)	.10	1.85	(5.98)	(1.00)
Total from investment operations	.10	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.05)	(.10)	(.88)
Net asset value, end of period	$ 9.45	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.07%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.89% A	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.87% A	1.97%	2.00%	1.99% A
Net investment income (loss)	(.05)% A	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,185	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.03	.08	.01
Net realized and unrealized gain (loss)	.10	1.84	(5.97)	(.98)
Total from investment operations	.10	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.06)	(.14)	(.92)
Net asset value, end of period	$ 9.40	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	1.08%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.80% A	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.79% A	1.88%	1.91%	1.94% A
Net investment income (loss)	.03% A	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.18	.16	.17
Net realized and unrealized gain (loss)	.11	1.86	(6.02)	(.80)	1.80	1.87
Total from investment operations	.16	1.98	(5.82)	(.62)	1.96	2.04
Distributions from net investment income	-	(.14)	(.19)	(.13)	(.13)	(.11)
Distributions from net realized gain	-	-	-	(.87)	(.26)	(.35)
Total distributions	-	(.14)	(.19)	(1.00)	(.39)	(.46)
Redemption fees added to paid in capital D	-	-	-	-	- H, I	- I
Net asset value, end of period	$ 9.56	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62
Total Return B, C	1.70%	26.21%	(43.03)%	(4.39)%	14.63%	17.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.85%	.86%	.86%	.89%	.89%
Expenses net of fee waivers, if any	.77% A	.85%	.86%	.85%	.89%	.89%
Expenses net of all reductions	.76% A	.84%	.86%	.85%	.89%	.84%
Net investment income (loss)	1.06% A	1.38%	1.78%	1.18%	1.10%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,679	$ 914,828	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109
Portfolio turnover rate F	123% A	171%	243%	204%	164%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The redemption fee was eliminated during the year ended January 31, 2007.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.17
Net realized and unrealized gain (loss)	.10	1.85	(6.01)	(1.02)
Total from investment operations	.15	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 9.52	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	1.60%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.78% A	.87%	.85%	.85% A
Expenses net of all reductions	.77% A	.86%	.85%	.84% A
Net investment income (loss)	1.05% A	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,564	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,161,657
Gross unrealized depreciation	(75,800,709)
Net unrealized appreciation (depreciation)	$ (11,639,052)

Tax cost	$ 902,319,934

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $578,313,857 and $669,239,116, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 26,727	$ 1,716
Class T	.25%	.25%	17,414	350
Class B	.75%	.25%	12,447	9,375
Class C	.75%	.25%	18,842	4,789
			$ 75,430	$ 16,230

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,304
Class T	1,465
Class B*	1,629
Class C*	1,943
$ 10,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,581.32
Class T	12,959.37
Class B	5,036.40
Class C	5,979.32
Large Cap Value	1,339,088.29
Institutional Class	2,760.30
	$ 1,400,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,435 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,968 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,209.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,122 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 347,403
Class T	-	84,743
Class B	-	13,580
Class C	-	21,287
Large Cap Value	-	14,171,204
Institutional Class	-	37,400
Total	$ -	$ 14,675,617

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	300,242	1,322,752	$ 2,947,581	$ 10,883,565
Reinvestment of distributions	-	35,856	-	335,090
Shares redeemed	(824,160)	(1,814,783)	(8,144,640)	(15,997,123)
Net increase (decrease)	(523,918)	(456,175)	$ (5,197,059)	$ (4,778,468)
Class T
Shares sold	144,686	433,994	$ 1,431,567	$ 3,584,915
Reinvestment of distributions	-	9,035	-	83,112
Shares redeemed	(564,414)	(770,380)	(5,693,821)	(6,262,244)
Net increase (decrease)	(419,728)	(327,351)	$ (4,262,254)	$ (2,594,217)
Class B
Shares sold	52,929	146,209	$ 519,527	$ 1,215,912
Reinvestment of distributions	-	1,424	-	12,974
Shares redeemed	(111,663)	(202,886)	(1,109,129)	(1,674,990)
Net increase (decrease)	(58,734)	(55,253)	$ (589,602)	$ (446,104)
Class C
Shares sold	119,660	166,263	$ 1,187,598	$ 1,371,905
Reinvestment of distributions	-	1,988	-	18,713
Shares redeemed	(109,478)	(106,663)	(1,061,550)	(833,697)
Net increase (decrease)	10,182	61,588	$ 126,048	$ 556,921
Large Cap Value
Shares sold	6,316,705	25,650,658	$ 62,800,692	$ 207,572,088
Reinvestment of distributions	-	1,489,624	-	13,920,603
Shares redeemed	(14,832,483)	(50,997,850)	(147,244,422)	(428,016,334)
Net increase (decrease)	(8,515,778)	(23,857,568)	$ (84,443,730)	$ (206,523,643)
Institutional Class
Shares sold	15,129	157,684	$ 149,403	$ 1,186,819
Reinvestment of distributions	-	3,968	-	37,333
Shares redeemed	(94,230)	(91,300)	(952,254)	(793,924)
Net increase (decrease)	(79,101)	70,352	$ (802,851)	$ 430,228

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCV-USAN-0910
1.838400.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Large Cap Value
Fund - Institutional Class

Semiannual Report

July 31, 2010

Institutional Class is a class of
Fidelity® Large Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.06%
Actual		$ 1,000.00	$ 1,015.00	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.35%
Actual		$ 1,000.00	$ 1,013.90	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.89%
Actual		$ 1,000.00	$ 1,010.70	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.80%
Actual		$ 1,000.00	$ 1,010.80	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Large Cap Value	.77%
Actual		$ 1,000.00	$ 1,017.00	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,016.00	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.6
Chevron Corp.	3.7	3.8
Bank of America Corp.	2.8	3.6
Merck & Co., Inc.	2.6	2.1
Procter & Gamble Co.	2.2	0.1
Pfizer, Inc.	2.1	3.9
ConocoPhillips	2.0	1.9
AT&T, Inc.	1.9	1.9
Citigroup, Inc.	1.9	0.0
Goldman Sachs Group, Inc.	1.6	1.8
	24.8
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	24.4
Health Care	12.5	9.9
Energy	11.9	18.7
Consumer Staples	9.9	5.2
Industrials	9.1	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.3%	** Foreign investments	5.0%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	136,200	$ 4,779,258
Automobiles - 1.0%
Ford Motor Co. (a)	689,600	8,806,192
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	213,200	5,442,996
Media - 3.9%
Comcast Corp. Class A	650,700	12,669,129
The Walt Disney Co.	42,900	1,445,301
Time Warner, Inc.	285,500	8,981,830
Viacom, Inc. Class B (non-vtg.)	334,700	11,058,488
		34,154,748
Multiline Retail - 1.3%
Macy's, Inc.	399,800	7,456,270
Target Corp.	83,900	4,305,748
		11,762,018
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	67,500	5,354,775
TOTAL CONSUMER DISCRETIONARY		70,299,987
CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	179,700	6,747,735
Molson Coors Brewing Co. Class B	150,200	6,760,502
		13,508,237
Food & Staples Retailing - 0.8%
Kroger Co.	313,900	6,648,402
Food Products - 2.0%
Archer Daniels Midland Co.	264,200	7,228,512
Ralcorp Holdings, Inc. (a)	83,000	4,847,200
The J.M. Smucker Co.	88,400	5,430,412
		17,506,124
Household Products - 3.9%
Energizer Holdings, Inc. (a)	94,300	5,801,336
Kimberly-Clark Corp.	151,800	9,733,416
Procter & Gamble Co.	310,900	19,014,644
		34,549,396
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	343,900	$ 7,620,824
Philip Morris International, Inc.	137,600	7,023,104
		14,643,928
TOTAL CONSUMER STAPLES		86,856,087
ENERGY - 11.9%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	128,600	4,785,206
Halliburton Co.	216,100	6,457,068
Noble Corp.	274,900	8,934,250
		20,176,524
Oil, Gas & Consumable Fuels - 9.6%
Apache Corp.	117,000	11,182,860
Chevron Corp.	434,000	33,075,140
ConocoPhillips	315,400	17,416,388
Marathon Oil Corp.	352,500	11,791,125
Sunoco, Inc.	310,500	11,075,535
		84,541,048
TOTAL ENERGY		104,717,572
FINANCIALS - 28.1%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	94,500	14,252,490
Commercial Banks - 5.7%
BB&T Corp.	259,100	6,433,453
Comerica, Inc.	143,300	5,496,988
PNC Financial Services Group, Inc.	228,700	13,582,493
Regions Financial Corp.	838,900	6,149,137
SunTrust Banks, Inc.	246,400	6,394,080
Wells Fargo & Co.	441,700	12,248,341
		50,304,492
Consumer Finance - 1.4%
Capital One Financial Corp.	297,200	12,580,476
Diversified Financial Services - 8.7%
Bank of America Corp.	1,749,600	24,564,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. (a)	3,976,000	$ 16,301,600
JPMorgan Chase & Co.	885,500	35,667,941
		76,533,925
Insurance - 8.6%
Allstate Corp.	403,700	11,400,488
Alterra Capital Holdings Ltd.	228,600	4,423,410
Berkshire Hathaway, Inc. Class B (a)	153,800	12,014,856
Genworth Financial, Inc. Class A (a)	524,200	7,118,636
Lincoln National Corp.	325,700	8,481,228
MetLife, Inc.	176,200	7,410,972
The Travelers Companies, Inc.	247,800	12,501,510
Torchmark Corp.	99,800	5,296,386
Unum Group	307,200	7,010,304
		75,657,790
Real Estate Investment Trusts - 2.1%
AvalonBay Communities, Inc.	76,400	8,028,876
SL Green Realty Corp.	95,700	5,764,968
The Macerich Co.	110,953	4,599,002
		18,392,846
TOTAL FINANCIALS		247,722,019
HEALTH CARE - 12.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	142,400	7,765,072
Health Care Equipment & Supplies - 1.7%
Cooper Companies, Inc.	110,000	4,274,600
Hill-Rom Holdings, Inc.	148,000	4,889,920
Zimmer Holdings, Inc. (a)	114,200	6,051,458
		15,215,978
Health Care Providers & Services - 1.6%
CIGNA Corp.	253,500	7,797,660
Humana, Inc. (a)	136,000	6,394,720
		14,192,380
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	422,400	8,219,904
Pharmaceuticals - 7.4%
Endo Pharmaceuticals Holdings, Inc. (a)	212,500	5,102,125
Johnson & Johnson	207,800	12,071,102
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	664,900	$ 22,912,454
Pfizer, Inc.	1,252,200	18,783,000
Watson Pharmaceuticals, Inc. (a)	143,000	5,791,500
		64,660,181
TOTAL HEALTH CARE		110,053,515
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.2%
Raytheon Co.	228,900	10,591,203
Airlines - 0.5%
Alaska Air Group, Inc. (a)	90,700	4,679,213
Building Products - 0.5%
Owens Corning (a)	152,700	4,806,996
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	223,100	7,107,966
Construction & Engineering - 0.8%
KBR, Inc.	316,300	7,078,794
Industrial Conglomerates - 1.9%
General Electric Co.	688,400	11,097,008
Textron, Inc.	260,500	5,407,980
		16,504,988
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	172,300	6,454,358
Navistar International Corp. (a)	90,600	4,684,926
Timken Co.	157,100	5,281,702
		16,420,986
Road & Rail - 1.5%
CSX Corp.	153,100	8,071,432
Kansas City Southern (a)	129,200	4,741,640
		12,813,072
TOTAL INDUSTRIALS		80,003,218
INFORMATION TECHNOLOGY - 5.9%
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	193,100	8,890,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	129,600	$ 4,762,800
Western Digital Corp. (a)	234,500	6,188,455
		19,841,579
Electronic Equipment & Components - 0.6%
Avnet, Inc. (a)	197,000	4,954,550
Office Electronics - 1.1%
Xerox Corp.	975,200	9,498,448
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(d)	651,900	4,882,731
Micron Technology, Inc. (a)	929,565	6,767,233
		11,649,964
Software - 0.7%
CA, Inc.	233,800	4,573,128
Microsoft Corp.	52,300	1,349,863
		5,922,991
TOTAL INFORMATION TECHNOLOGY		51,867,532
MATERIALS - 2.8%
Chemicals - 1.7%
Ashland, Inc.	107,200	5,451,120
Dow Chemical Co.	361,400	9,877,062
		15,328,182
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	170,700	4,719,855
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	72,100	5,158,034
TOTAL MATERIALS		25,206,071
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	655,462	17,002,684
Qwest Communications International, Inc.	1,831,100	10,364,026
Verizon Communications, Inc.	127,500	3,705,150
		31,071,860
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	1,842,600	$ 8,420,682
TOTAL TELECOMMUNICATION SERVICES		39,492,542
UTILITIES - 6.8%
Electric Utilities - 2.6%
Entergy Corp.	114,000	8,836,140
FirstEnergy Corp.	189,900	7,159,230
PPL Corp.	246,800	6,735,172
		22,730,542
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	194,100	6,133,560
Multi-Utilities - 3.5%
PG&E Corp.	254,600	11,304,240
Public Service Enterprise Group, Inc.	333,100	10,958,990
Sempra Energy	170,400	8,477,400
		30,740,630
TOTAL UTILITIES		59,604,732
TOTAL COMMON STOCKS (Cost $858,939,006)		875,823,275
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.24% (b)	9,649,607	9,649,607
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,208,000	5,208,000
TOTAL MONEY MARKET FUNDS (Cost $14,857,607)		14,857,607
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $873,796,613)		890,680,882
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(10,218,641)
NET ASSETS - 100%		$ 880,462,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,454
Fidelity Securities Lending Cash Central Fund	1,209
Total	$ 4,663
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $509,846,423 of which $321,741,584 and $188,104,839 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,875,990) - See accompanying schedule: Unaffiliated issuers (cost $858,939,006)	$ 875,823,275
Fidelity Central Funds (cost $14,857,607)	14,857,607
Total Investments (cost $873,796,613)		$ 890,680,882
Receivable for investments sold		13,184,871
Receivable for fund shares sold		702,254
Dividends receivable		1,028,830
Distributions receivable from Fidelity Central Funds		955
Other receivables		50,227
Total assets		905,648,019

Liabilities
Payable for investments purchased	$ 18,271,880
Payable for fund shares redeemed	1,131,457
Accrued management fee	283,861
Distribution fees payable	10,830
Other affiliated payables	246,659
Other payables and accrued expenses	33,091
Collateral on securities loaned, at value	5,208,000
Total liabilities		25,185,778

Net Assets		$ 880,462,241
Net Assets consist of:
Paid in capital		$ 1,381,609,897
Undistributed net investment income		4,982,979
Accumulated undistributed net realized gain (loss) on investments		(523,014,904)
Net unrealized appreciation (depreciation) on investments		16,884,269
Net Assets		$ 880,462,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,165,437 ÷ 2,018,591 shares)	$ 9.49

Maximum offering price per share (100/94.25 of $9.49)	$ 10.07
Class T: Net Asset Value and redemption price per share ($5,243,062 ÷ 552,439 shares)	$ 9.49

Maximum offering price per share (100/96.50 of $9.49)	$ 9.83
Class B: Net Asset Value and offering price per share ($2,185,239 ÷ 231,147 shares)A	$ 9.45

Class C: Net Asset Value and offering price per share ($3,626,241 ÷ 385,683 shares)A	$ 9.40

Large Cap Value: Net Asset Value, offering price and redemption price per share ($848,678,578 ÷ 88,817,722 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,563,684 ÷ 164,196 shares)	$ 9.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,706,095
Income from Fidelity Central Funds		4,663
Total income		8,710,758

Expenses
Management fee Basic fee	$ 2,671,327
Performance adjustment	(639,149)
Transfer agent fees	1,400,403
Distribution fees	75,430
Accounting and security lending fees	160,173
Custodian fees and expenses	17,366
Independent trustees' compensation	2,740
Registration fees	62,555
Audit	25,677
Legal	1,642
Miscellaneous	7,737
Total expenses before reductions	3,785,901
Expense reductions	(58,122)	3,727,779
Net investment income (loss)		4,982,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,482,599
Change in net unrealized appreciation (depreciation) on investment securities		(18,020,996)
Net gain (loss)		14,461,603
Net increase (decrease) in net assets resulting from operations		$ 19,444,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,982,979	$ 13,290,228
Net realized gain (loss)	32,482,599	(12,429,443)
Change in net unrealized appreciation (depreciation)	(18,020,996)	228,241,704
Net increase (decrease) in net assets resulting from operations	19,444,582	229,102,489
Distributions to shareholders from net investment income	-	(14,675,617)
Share transactions - net increase (decrease)	(95,169,448)	(213,355,283)
Total increase (decrease) in net assets	(75,724,866)	1,071,589

Net Assets
Beginning of period	956,187,107	955,115,518
End of period (including undistributed net investment income of $4,982,979 and $0, respectively)	$ 880,462,241	$ 956,187,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.04	.09	.16	.12
Net realized and unrealized gain (loss)	.10	1.85	(6.00)	(1.00)
Total from investment operations	.14	1.94	(5.84)	(.88)
Distributions from net investment income	-	(.12)	(.17)	(.12)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.12)	(.17)	(.99)
Net asset value, end of period	$ 9.49	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.50%	25.74%	(43.20)%	(6.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.15%	1.17%	1.22% A
Expenses net of fee waivers, if any	1.06% A	1.15%	1.17%	1.22% A
Expenses net of all reductions	1.04% A	1.13%	1.17%	1.22% A
Net investment income (loss)	.78% A	1.08%	1.47%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,165	$ 23,778	$ 22,577	$ 9,774
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 7.54	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.07	.12	.08
Net realized and unrealized gain (loss)	.11	1.84	(5.97)	(1.01)
Total from investment operations	.13	1.91	(5.85)	(.93)
Distributions from net investment income	-	(.09)	(.14)	(.08)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.09)	(.14)	(.95)
Net asset value, end of period	$ 9.49	$ 9.36	$ 7.54	$ 13.53
Total Return B, C, D	1.39%	25.30%	(43.34)%	(6.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.45%	1.49%	1.47% A
Expenses net of fee waivers, if any	1.35% A	1.45%	1.49%	1.47% A
Expenses net of all reductions	1.34% A	1.44%	1.49%	1.47% A
Net investment income (loss)	.48% A	.78%	1.15%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,243	$ 9,101	$ 9,792	$ 5,976
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 7.53	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.02	.07	.01
Net realized and unrealized gain (loss)	.10	1.85	(5.98)	(1.00)
Total from investment operations	.10	1.87	(5.91)	(.99)
Distributions from net investment income	-	(.05)	(.10)	(.01)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.05)	(.10)	(.88)
Net asset value, end of period	$ 9.45	$ 9.35	$ 7.53	$ 13.54
Total Return B, C, D	1.07%	24.79%	(43.71)%	(6.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.98%	2.07%	1.99% A
Expenses net of fee waivers, if any	1.89% A	1.98%	2.00%	1.99% A
Expenses net of all reductions	1.87% A	1.97%	2.00%	1.99% A
Net investment income (loss)	(.05)% A	.24%	.64%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,185	$ 2,711	$ 2,600	$ 1,860
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) E	- J	.03	.08	.01
Net realized and unrealized gain (loss)	.10	1.84	(5.97)	(.98)
Total from investment operations	.10	1.87	(5.89)	(.97)
Distributions from net investment income	-	(.06)	(.14)	(.05)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.06)	(.14)	(.92)
Net asset value, end of period	$ 9.40	$ 9.30	$ 7.49	$ 13.52
Total Return B, C, D	1.08%	24.97%	(43.65)%	(6.61)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.89%	1.91%	1.94% A
Expenses net of fee waivers, if any	1.80% A	1.89%	1.91%	1.94% A
Expenses net of all reductions	1.79% A	1.88%	1.91%	1.94% A
Net investment income (loss)	.03% A	.34%	.73%	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 3,491	$ 2,352	$ 1,208
Portfolio turnover rate G	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62	$ 12.04
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.18	.16	.17
Net realized and unrealized gain (loss)	.11	1.86	(6.02)	(.80)	1.80	1.87
Total from investment operations	.16	1.98	(5.82)	(.62)	1.96	2.04
Distributions from net investment income	-	(.14)	(.19)	(.13)	(.13)	(.11)
Distributions from net realized gain	-	-	-	(.87)	(.26)	(.35)
Total distributions	-	(.14)	(.19)	(1.00)	(.39)	(.46)
Redemption fees added to paid in capital D	-	-	-	-	- H, I	- I
Net asset value, end of period	$ 9.56	$ 9.40	$ 7.56	$ 13.57	$ 15.19	$ 13.62
Total Return B, C	1.70%	26.21%	(43.03)%	(4.39)%	14.63%	17.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.85%	.86%	.86%	.89%	.89%
Expenses net of fee waivers, if any	.77% A	.85%	.86%	.85%	.89%	.89%
Expenses net of all reductions	.76% A	.84%	.86%	.85%	.89%	.84%
Net investment income (loss)	1.06% A	1.38%	1.78%	1.18%	1.10%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,679	$ 914,828	$ 916,490	$ 1,483,574	$ 1,372,751	$ 569,109
Portfolio turnover rate F	123% A	171%	243%	204%	164%	175%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The redemption fee was eliminated during the year ended January 31, 2007.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 7.54	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.05	.12	.20	.17
Net realized and unrealized gain (loss)	.10	1.85	(6.01)	(1.02)
Total from investment operations	.15	1.97	(5.81)	(.85)
Distributions from net investment income	-	(.14)	(.19)	(.15)
Distributions from net realized gain	-	-	-	(.87)
Total distributions	-	(.14)	(.19)	(1.02)
Net asset value, end of period	$ 9.52	$ 9.37	$ 7.54	$ 13.54
Total Return B, C	1.60%	26.18%	(43.00)%	(5.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.87%	.85%	.85% A
Expenses net of fee waivers, if any	.78% A	.87%	.85%	.85% A
Expenses net of all reductions	.77% A	.86%	.85%	.84% A
Net investment income (loss)	1.05% A	1.36%	1.79%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,564	$ 2,279	$ 1,304	$ 1,060
Portfolio turnover rate F	123% A	171%	243%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Large Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

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3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,161,657
Gross unrealized depreciation	(75,800,709)
Net unrealized appreciation (depreciation)	$ (11,639,052)

Tax cost	$ 902,319,934

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $578,313,857 and $669,239,116, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 26,727	$ 1,716
Class T	.25%	.25%	17,414	350
Class B	.75%	.25%	12,447	9,375
Class C	.75%	.25%	18,842	4,789
			$ 75,430	$ 16,230

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,304
Class T	1,465
Class B*	1,629
Class C*	1,943
$ 10,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,581.32
Class T	12,959.37
Class B	5,036.40
Class C	5,979.32
Large Cap Value	1,339,088.29
Institutional Class	2,760.30
	$ 1,400,403

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,435 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,968 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

7. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,209.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,122 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 347,403
Class T	-	84,743
Class B	-	13,580
Class C	-	21,287
Large Cap Value	-	14,171,204
Institutional Class	-	37,400
Total	$ -	$ 14,675,617

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	300,242	1,322,752	$ 2,947,581	$ 10,883,565
Reinvestment of distributions	-	35,856	-	335,090
Shares redeemed	(824,160)	(1,814,783)	(8,144,640)	(15,997,123)
Net increase (decrease)	(523,918)	(456,175)	$ (5,197,059)	$ (4,778,468)
Class T
Shares sold	144,686	433,994	$ 1,431,567	$ 3,584,915
Reinvestment of distributions	-	9,035	-	83,112
Shares redeemed	(564,414)	(770,380)	(5,693,821)	(6,262,244)
Net increase (decrease)	(419,728)	(327,351)	$ (4,262,254)	$ (2,594,217)
Class B
Shares sold	52,929	146,209	$ 519,527	$ 1,215,912
Reinvestment of distributions	-	1,424	-	12,974
Shares redeemed	(111,663)	(202,886)	(1,109,129)	(1,674,990)
Net increase (decrease)	(58,734)	(55,253)	$ (589,602)	$ (446,104)
Class C
Shares sold	119,660	166,263	$ 1,187,598	$ 1,371,905
Reinvestment of distributions	-	1,988	-	18,713
Shares redeemed	(109,478)	(106,663)	(1,061,550)	(833,697)
Net increase (decrease)	10,182	61,588	$ 126,048	$ 556,921
Large Cap Value
Shares sold	6,316,705	25,650,658	$ 62,800,692	$ 207,572,088
Reinvestment of distributions	-	1,489,624	-	13,920,603
Shares redeemed	(14,832,483)	(50,997,850)	(147,244,422)	(428,016,334)
Net increase (decrease)	(8,515,778)	(23,857,568)	$ (84,443,730)	$ (206,523,643)
Institutional Class
Shares sold	15,129	157,684	$ 149,403	$ 1,186,819
Reinvestment of distributions	-	3,968	-	37,333
Shares redeemed	(94,230)	(91,300)	(952,254)	(793,924)
Net increase (decrease)	(79,101)	70,352	$ (802,851)	$ 430,228

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALCVI-USAN-0910
1.838387.101

Fidelity®
Mid Cap Growth
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,092.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.32%
Actual		$ 1,000.00	$ 1,092.20	$ 6.85
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.61
Class B	1.77%
Actual		$ 1,000.00	$ 1,089.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,088.70	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Mid Cap Growth	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,094.90	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.4	4.8
Cyberonics, Inc.	3.3	2.0
The Mosaic Co.	3.3	3.0
CF Industries Holdings, Inc.	3.0	0.0
Juniper Networks, Inc.	2.9	1.9
NuVasive, Inc.	2.5	0.9
C.H. Robinson Worldwide, Inc.	2.3	0.0
Dollar General Corp.	2.2	0.0
Lennox International, Inc.	2.2	1.1
Mead Johnson Nutrition Co. Class A	2.1	0.0
	27.2
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.1	24.5
Consumer Discretionary	16.4	17.7
Health Care	15.0	19.3
Industrials	13.8	13.3
Materials	10.4	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 97.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	12.5%	** Foreign investments	11.8%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Diversified Consumer Services - 1.2%
DeVry, Inc.	14,500	$ 780,100
Strayer Education, Inc. (d)	8,300	1,987,020
		2,767,120
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp. (a)(d)	93,700	2,516,782
Starbucks Corp.	93,600	2,325,960
		4,842,742
Internet & Catalog Retail - 1.3%
Expedia, Inc.	131,000	2,971,080
Media - 1.0%
Discovery Communications, Inc. (a)	63,000	2,432,430
Multiline Retail - 2.2%
Dollar General Corp.	178,500	5,208,630
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	103,300	3,815,902
Ross Stores, Inc.	43,600	2,295,976
Urban Outfitters, Inc. (a)	81,300	2,614,608
		8,726,486
Textiles, Apparel & Luxury Goods - 4.0%
Hanesbrands, Inc. (a)	156,900	3,930,345
Polo Ralph Lauren Corp. Class A	41,200	3,255,212
Warnaco Group, Inc. (a)	58,000	2,422,660
		9,608,217
TOTAL CONSUMER DISCRETIONARY		36,556,705
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Heckmann Corp. (a)	1,053,600	4,772,808
Food Products - 2.8%
Mead Johnson Nutrition Co. Class A	92,200	4,899,508
Origin Agritech Ltd. (a)	199,069	1,674,170
		6,573,678
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	37,000	2,303,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Lorillard, Inc.	32,200	$ 2,454,928
TOTAL CONSUMER STAPLES		16,104,664
ENERGY - 8.3%
Energy Equipment & Services - 5.3%
Dresser-Rand Group, Inc. (a)	76,000	2,827,960
Exterran Holdings, Inc. (a)	103,100	2,749,677
Helmerich & Payne, Inc.	109,800	4,450,194
Weatherford International Ltd. (a)	161,700	2,619,540
		12,647,371
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	154,200	2,442,528
EXCO Resources, Inc.	160,000	2,321,600
Legacy Oil + Gas, Inc. (a)	104,100	1,167,638
Penn West Energy Trust	64,700	1,255,040
		7,186,806
TOTAL ENERGY		19,834,177
FINANCIALS - 5.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	53,000	2,456,020
Commercial Banks - 1.8%
Regions Financial Corp.	262,500	1,924,125
SunTrust Banks, Inc.	91,900	2,384,805
		4,308,930
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	81,400	2,626,778
Insurance - 0.6%
Hanover Insurance Group, Inc.	30,000	1,314,900
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	368,368	1,300,426
TOTAL FINANCIALS		12,007,054
HEALTH CARE - 15.0%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	40,000	2,174,400
BioMarin Pharmaceutical, Inc. (a)	77,000	1,682,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	180,000	$ 1,204,200
Genzyme Corp. (a)	35,000	2,434,600
Human Genome Sciences, Inc. (a)	42,000	1,089,480
InterMune, Inc. (a)	72,900	711,504
Isis Pharmaceuticals, Inc. (a)	105,000	1,038,450
		10,335,084
Health Care Equipment & Supplies - 10.2%
ArthroCare Corp. (a)	305,379	8,178,050
Cyberonics, Inc. (a)	329,800	7,855,836
Edwards Lifesciences Corp. (a)	40,800	2,358,240
NuVasive, Inc. (a)(d)	178,797	5,859,178
		24,251,304
Health Care Technology - 0.5%
MedAssets, Inc. (a)(d)	51,600	1,207,956
TOTAL HEALTH CARE		35,794,344
INDUSTRIALS - 13.8%
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	85,000	5,542,000
Building Products - 3.4%
Lennox International, Inc.	118,400	5,170,528
Owens Corning (a)	90,000	2,833,200
		8,003,728
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	35,000	2,205,000
Construction & Engineering - 2.8%
Fluor Corp.	79,700	3,848,713
Jacobs Engineering Group, Inc. (a)	74,900	2,739,093
		6,587,806
Machinery - 4.4%
Cummins, Inc.	51,300	4,083,993
Flowserve Corp.	24,300	2,409,588
Ingersoll-Rand Co. Ltd.	106,000	3,970,760
		10,464,341
TOTAL INDUSTRIALS		32,802,875
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.9%
Juniper Networks, Inc. (a)	246,500	$ 6,847,770
Computers & Peripherals - 1.1%
SanDisk Corp. (a)	59,700	2,608,890
Electronic Equipment & Components - 1.9%
Avnet, Inc. (a)	80,100	2,014,515
Digital Ally, Inc. (a)	569,596	1,093,624
Maxwell Technologies, Inc. (a)(d)	109,600	1,385,344
		4,493,483
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	117,800	4,518,808
IT Services - 1.5%
Genpact Ltd. (a)	80,000	1,205,600
Paychex, Inc.	90,000	2,339,100
		3,544,700
Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp.	124,300	3,445,596
ASM International NV unit (a)(d)	115,000	2,925,600
ASML Holding NV	75,600	2,433,564
Marvell Technology Group Ltd. (a)	210,300	3,137,676
Teradyne, Inc. (a)	255,000	2,743,800
Xilinx, Inc.	90,100	2,515,592
		17,201,828
Software - 5.6%
ANSYS, Inc. (a)	54,400	2,445,280
Autonomy Corp. PLC (a)	183,700	4,739,493
Informatica Corp. (a)	99,300	2,991,909
Nuance Communications, Inc. (a)	195,000	3,219,450
		13,396,132
TOTAL INFORMATION TECHNOLOGY		52,611,611
MATERIALS - 10.4%
Chemicals - 9.9%
CF Industries Holdings, Inc.	89,600	7,274,624
Ecolab, Inc.	60,000	2,934,600
Intrepid Potash, Inc. (a)(d)	115,200	2,787,840
Monsanto Co.	50,000	2,892,000
The Mosaic Co.	162,800	7,757,420
		23,646,484
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Vallar PLC (Reg. S) (a)	77,800	$ 1,159,204
TOTAL MATERIALS		24,805,688
TOTAL COMMON STOCKS (Cost $214,615,652)		230,517,118
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $2,239,966)	48,000	2,428,610
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.24% (b)	3,500,537	3,500,537
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	9,871,125	9,871,125
TOTAL MONEY MARKET FUNDS (Cost $13,371,662)		13,371,662
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $230,227,280)		246,317,390
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(7,996,602)
NET ASSETS - 100%		$ 238,320,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,787
Fidelity Securities Lending Cash Central Fund	56,858
Total	$ 61,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.5%
Netherlands	2.2%
Bermuda	1.8%
Ireland	1.7%
Switzerland	1.1%
Germany	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $97,163,532 of which $66,505,555 and $30,657,977 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,814,979) - See accompanying schedule: Unaffiliated issuers (cost $216,855,618)	$ 232,945,728
Fidelity Central Funds (cost $13,371,662)	13,371,662
Total Investments (cost $230,227,280)		$ 246,317,390
Receivable for investments sold		2,615,301
Receivable for fund shares sold		666,215
Dividends receivable		41,897
Distributions receivable from Fidelity Central Funds		6,060
Other receivables		7,249
Total assets		249,654,112

Liabilities
Payable for investments purchased	$ 1,076,215
Payable for fund shares redeemed	213,378
Accrued management fee	69,853
Distribution fees payable	5,210
Other affiliated payables	66,126
Other payables and accrued expenses	31,417
Collateral on securities loaned, at value	9,871,125
Total liabilities		11,333,324

Net Assets		$ 238,320,788
Net Assets consist of:
Paid in capital		$ 300,437,399
Accumulated net investment loss		(174,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,031,480)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,089,042
Net Assets		$ 238,320,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,610,608 ÷ 644,716 shares)	$ 10.25

Maximum offering price per share (100/94.25 of $10.25)	$ 10.88
Class T: Net Asset Value and redemption price per share ($2,430,115 ÷ 238,511 shares)	$ 10.19

Maximum offering price per share (100/96.50 of $10.19)	$ 10.56
Class B: Net Asset Value and offering price per share ($817,480 ÷ 81,270 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($2,866,794 ÷ 284,890 shares)A	$ 10.06

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($224,908,229 ÷ 21,798,293 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($687,562 ÷ 66,595 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 716,878
Interest		2
Income from Fidelity Central Funds (including $56,858 from security lending)		61,645
Total income		778,525

Expenses
Management fee Basic fee	$ 672,955
Performance adjustment	(258,162)
Transfer agent fees	366,402
Distribution fees	30,897
Accounting and security lending fees	48,416
Custodian fees and expenses	11,884
Independent trustees' compensation	674
Registration fees	59,940
Audit	26,471
Legal	380
Miscellaneous	1,480
Total expenses before reductions	961,337
Expense reductions	(8,630)	952,707
Net investment income (loss)		(174,182)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,603,396
Foreign currency transactions	(9,136)
Total net realized gain (loss)		19,594,260
Change in net unrealized appreciation (depreciation) on: Investment securities	696,764
Assets and liabilities in foreign currencies	(162)
Total change in net unrealized appreciation (depreciation)		696,602
Net gain (loss)		20,290,862
Net increase (decrease) in net assets resulting from operations		$ 20,116,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (174,182)	$ (137,587)
Net realized gain (loss)	19,594,260	42,718,318
Change in net unrealized appreciation (depreciation)	696,602	26,771,887
Net increase (decrease) in net assets resulting from operations	20,116,680	69,352,618
Distributions to shareholders from net realized gain	(88,063)	(44,716)
Share transactions - net increase (decrease)	(4,290,755)	12,158,920
Redemption fees	5,448	10,604
Total increase (decrease) in net assets	15,743,310	81,477,426

Net Assets
Beginning of period	222,577,478	141,100,052
End of period (including accumulated net investment loss of $174,173 and undistributed net investment income of $9, respectively)	$ 238,320,788	$ 222,577,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	.89	3.03	(5.79)	(1.30)
Total from investment operations	.87	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.05)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.25	$ 9.38	$ 6.38	$ 12.19
Total Return B,C,D	9.28%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.02% A	.95%	.95%	1.10% A
Expenses net of all reductions	1.01% A	.93%	.94%	1.10% A
Net investment income (loss)	(.37)% A	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,611	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	- J	(.09)
Net realized and unrealized gain (loss)	.89	3.01	(5.75)	(1.31)
Total from investment operations	.86	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	(.02)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.02)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.19	$ 9.33	$ 6.37	$ 12.14
Total Return B,C,D	9.22%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.32% A	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.31% A	1.23%	1.22%	1.36% A
Net investment income (loss)	(.67)% A	(.61)%	-% K	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	.89	2.99	(5.71)	(1.29)
Total from investment operations	.83	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.23	$ 6.33	$ 12.09
Total Return B,C,D	8.99%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.77% A	1.67%	1.69%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 817	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	.88	3.00	(5.72)	(1.30)
Total from investment operations	.82	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.24	$ 6.33	$ 12.09
Total Return B,C,D	8.87%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.77% A	1.68%	1.68%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,867	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Income from Investment Operations
Net investment income (loss) D	(.01)	- I	.06	(.02)	(.04)	.01 G
Net realized and unrealized gain (loss)	.90	3.03	(5.81)	(1.29)	.15	3.09
Total from investment operations	.89	3.03	(5.75)	(1.31)	.11	3.10
Distributions from net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	- I	- I	-	(.79)	(.18)	(.30)
Total distributions	- I	- I	(.06)	(.79)	(.18)	(.30)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38
Total Return B,C	9.48%	47.37%	(47.09)%	(9.68)%	.80%	27.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.70%	.69%	.83%	1.02%	1.04%
Expenses net of fee waivers, if any	.77% A	.70%	.68%	.81%	1.00%	1.00%
Expenses net of all reductions	.76% A	.67%	.67%	.81%	.99%	.95%
Net investment income (loss)	(.12)% A	(.05)%	.55%	(.12)%	(.33)%	.07% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,908	$ 211,006	$ 137,633	$ 301,225	$ 441,312	$ 349,982
Portfolio turnover rate F	154% A	249%	220%	245%	178%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	- I	.07	- I
Net realized and unrealized gain (loss)	.90	3.04	(5.82)	(1.32)
Total from investment operations	.90	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	(.07)	-
Distributions from net realized gain	(.01)	(.01)	-	(.79)
Total distributions	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.22
Total Return B,C	9.49%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.70% A	.61%	.59%	.72% A
Expenses net of all reductions	.69% A	.59%	.59%	.72% A
Net investment income (loss)	(.05)% A	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688	$ 288	$ 109	$ 182
Portfolio turnover rate F	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,904,418
Gross unrealized depreciation	(11,240,068)
Net unrealized appreciation (depreciation)	$ 15,664,350

Tax cost	$ 230,653,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $179,262,249 and $188,016,198, respectively.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,116	$ 39
Class T	.25%	.25%	6,030	54
Class B	.75%	.25%	4,724	3,559
Class C	.75%	.25%	13,027	6,570
			$ 30,897	$ 10,222

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A (1.00% to .50% prior to July 12, 2010) shares and .25% for certain purchases of Class T shares.

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,164
Class T	1,099
Class B*	861
Class C*	1,755
$ 8,879

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,609.30
Class T	4,279.35
Class B	1,462.31
Class C	4,017.31
Mid Cap Growth	347,430.30
Institutional Class	605.23
	$ 366,402

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,909 for the period.

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,630 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net realized gain
Mid Cap Growth	$ 87,897	$ 44,345
Institutional Class	166	371
Total	$ 88,063	$ 44,716

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	236,365	533,655	$ 2,431,541	$ 4,486,157
Shares redeemed	(241,553)	(138,347)	(2,374,229)	(1,179,758)
Net increase (decrease)	(5,188)	395,308	$ 57,312	$ 3,306,399
Class T
Shares sold	55,771	135,660	$ 586,252	$ 1,194,406
Shares redeemed	(42,251)	(34,798)	(432,350)	(270,289)
Net increase (decrease)	13,520	100,862	$ 153,902	$ 924,117
Class B
Shares sold	32,337	118,700	$ 328,272	$ 821,029
Shares redeemed	(65,752)	(42,769)	(677,412)	(344,278)
Net increase (decrease)	(33,415)	75,931	$ (349,140)	$ 476,751
Class C
Shares sold	103,539	138,100	$ 1,067,755	$ 1,170,096
Shares redeemed	(38,327)	(28,916)	(381,849)	(214,424)
Net increase (decrease)	65,212	109,184	$ 685,906	$ 955,672
Mid Cap Growth
Shares sold	3,531,609	7,995,731	$ 37,192,241	$ 65,688,737
Reinvestment of distributions	8,231	4,547	86,426	43,649
Shares redeemed	(4,121,379)	(7,140,274)	(42,499,121)	(59,353,373)
Net increase (decrease)	(581,539)	860,004	$ (5,220,454)	$ 6,379,013
Institutional Class
Shares sold	43,480	25,521	$ 456,259	$ 210,870
Reinvestment of distributions	13	35	141	336
Shares redeemed	(7,448)	(12,044)	(74,681)	(94,238)
Net increase (decrease)	36,045	13,512	$ 381,719	$ 116,968

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MCG-USAN-0910
1.900204.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity®
Mid Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,092.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.32%
Actual		$ 1,000.00	$ 1,092.20	$ 6.85
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.61
Class B	1.77%
Actual		$ 1,000.00	$ 1,089.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,088.70	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Mid Cap Growth	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,094.90	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.4	4.8
Cyberonics, Inc.	3.3	2.0
The Mosaic Co.	3.3	3.0
CF Industries Holdings, Inc.	3.0	0.0
Juniper Networks, Inc.	2.9	1.9
NuVasive, Inc.	2.5	0.9
C.H. Robinson Worldwide, Inc.	2.3	0.0
Dollar General Corp.	2.2	0.0
Lennox International, Inc.	2.2	1.1
Mead Johnson Nutrition Co. Class A	2.1	0.0
	27.2
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.1	24.5
Consumer Discretionary	16.4	17.7
Health Care	15.0	19.3
Industrials	13.8	13.3
Materials	10.4	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 97.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	12.5%	** Foreign investments	11.8%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Diversified Consumer Services - 1.2%
DeVry, Inc.	14,500	$ 780,100
Strayer Education, Inc. (d)	8,300	1,987,020
		2,767,120
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp. (a)(d)	93,700	2,516,782
Starbucks Corp.	93,600	2,325,960
		4,842,742
Internet & Catalog Retail - 1.3%
Expedia, Inc.	131,000	2,971,080
Media - 1.0%
Discovery Communications, Inc. (a)	63,000	2,432,430
Multiline Retail - 2.2%
Dollar General Corp.	178,500	5,208,630
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	103,300	3,815,902
Ross Stores, Inc.	43,600	2,295,976
Urban Outfitters, Inc. (a)	81,300	2,614,608
		8,726,486
Textiles, Apparel & Luxury Goods - 4.0%
Hanesbrands, Inc. (a)	156,900	3,930,345
Polo Ralph Lauren Corp. Class A	41,200	3,255,212
Warnaco Group, Inc. (a)	58,000	2,422,660
		9,608,217
TOTAL CONSUMER DISCRETIONARY		36,556,705
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Heckmann Corp. (a)	1,053,600	4,772,808
Food Products - 2.8%
Mead Johnson Nutrition Co. Class A	92,200	4,899,508
Origin Agritech Ltd. (a)	199,069	1,674,170
		6,573,678
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	37,000	2,303,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Lorillard, Inc.	32,200	$ 2,454,928
TOTAL CONSUMER STAPLES		16,104,664
ENERGY - 8.3%
Energy Equipment & Services - 5.3%
Dresser-Rand Group, Inc. (a)	76,000	2,827,960
Exterran Holdings, Inc. (a)	103,100	2,749,677
Helmerich & Payne, Inc.	109,800	4,450,194
Weatherford International Ltd. (a)	161,700	2,619,540
		12,647,371
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	154,200	2,442,528
EXCO Resources, Inc.	160,000	2,321,600
Legacy Oil + Gas, Inc. (a)	104,100	1,167,638
Penn West Energy Trust	64,700	1,255,040
		7,186,806
TOTAL ENERGY		19,834,177
FINANCIALS - 5.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	53,000	2,456,020
Commercial Banks - 1.8%
Regions Financial Corp.	262,500	1,924,125
SunTrust Banks, Inc.	91,900	2,384,805
		4,308,930
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	81,400	2,626,778
Insurance - 0.6%
Hanover Insurance Group, Inc.	30,000	1,314,900
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	368,368	1,300,426
TOTAL FINANCIALS		12,007,054
HEALTH CARE - 15.0%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	40,000	2,174,400
BioMarin Pharmaceutical, Inc. (a)	77,000	1,682,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	180,000	$ 1,204,200
Genzyme Corp. (a)	35,000	2,434,600
Human Genome Sciences, Inc. (a)	42,000	1,089,480
InterMune, Inc. (a)	72,900	711,504
Isis Pharmaceuticals, Inc. (a)	105,000	1,038,450
		10,335,084
Health Care Equipment & Supplies - 10.2%
ArthroCare Corp. (a)	305,379	8,178,050
Cyberonics, Inc. (a)	329,800	7,855,836
Edwards Lifesciences Corp. (a)	40,800	2,358,240
NuVasive, Inc. (a)(d)	178,797	5,859,178
		24,251,304
Health Care Technology - 0.5%
MedAssets, Inc. (a)(d)	51,600	1,207,956
TOTAL HEALTH CARE		35,794,344
INDUSTRIALS - 13.8%
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	85,000	5,542,000
Building Products - 3.4%
Lennox International, Inc.	118,400	5,170,528
Owens Corning (a)	90,000	2,833,200
		8,003,728
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	35,000	2,205,000
Construction & Engineering - 2.8%
Fluor Corp.	79,700	3,848,713
Jacobs Engineering Group, Inc. (a)	74,900	2,739,093
		6,587,806
Machinery - 4.4%
Cummins, Inc.	51,300	4,083,993
Flowserve Corp.	24,300	2,409,588
Ingersoll-Rand Co. Ltd.	106,000	3,970,760
		10,464,341
TOTAL INDUSTRIALS		32,802,875
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.9%
Juniper Networks, Inc. (a)	246,500	$ 6,847,770
Computers & Peripherals - 1.1%
SanDisk Corp. (a)	59,700	2,608,890
Electronic Equipment & Components - 1.9%
Avnet, Inc. (a)	80,100	2,014,515
Digital Ally, Inc. (a)	569,596	1,093,624
Maxwell Technologies, Inc. (a)(d)	109,600	1,385,344
		4,493,483
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	117,800	4,518,808
IT Services - 1.5%
Genpact Ltd. (a)	80,000	1,205,600
Paychex, Inc.	90,000	2,339,100
		3,544,700
Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp.	124,300	3,445,596
ASM International NV unit (a)(d)	115,000	2,925,600
ASML Holding NV	75,600	2,433,564
Marvell Technology Group Ltd. (a)	210,300	3,137,676
Teradyne, Inc. (a)	255,000	2,743,800
Xilinx, Inc.	90,100	2,515,592
		17,201,828
Software - 5.6%
ANSYS, Inc. (a)	54,400	2,445,280
Autonomy Corp. PLC (a)	183,700	4,739,493
Informatica Corp. (a)	99,300	2,991,909
Nuance Communications, Inc. (a)	195,000	3,219,450
		13,396,132
TOTAL INFORMATION TECHNOLOGY		52,611,611
MATERIALS - 10.4%
Chemicals - 9.9%
CF Industries Holdings, Inc.	89,600	7,274,624
Ecolab, Inc.	60,000	2,934,600
Intrepid Potash, Inc. (a)(d)	115,200	2,787,840
Monsanto Co.	50,000	2,892,000
The Mosaic Co.	162,800	7,757,420
		23,646,484
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Vallar PLC (Reg. S) (a)	77,800	$ 1,159,204
TOTAL MATERIALS		24,805,688
TOTAL COMMON STOCKS (Cost $214,615,652)		230,517,118
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $2,239,966)	48,000	2,428,610
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.24% (b)	3,500,537	3,500,537
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	9,871,125	9,871,125
TOTAL MONEY MARKET FUNDS (Cost $13,371,662)		13,371,662
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $230,227,280)		246,317,390
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(7,996,602)
NET ASSETS - 100%		$ 238,320,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,787
Fidelity Securities Lending Cash Central Fund	56,858
Total	$ 61,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.5%
Netherlands	2.2%
Bermuda	1.8%
Ireland	1.7%
Switzerland	1.1%
Germany	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $97,163,532 of which $66,505,555 and $30,657,977 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,814,979) - See accompanying schedule: Unaffiliated issuers (cost $216,855,618)	$ 232,945,728
Fidelity Central Funds (cost $13,371,662)	13,371,662
Total Investments (cost $230,227,280)		$ 246,317,390
Receivable for investments sold		2,615,301
Receivable for fund shares sold		666,215
Dividends receivable		41,897
Distributions receivable from Fidelity Central Funds		6,060
Other receivables		7,249
Total assets		249,654,112

Liabilities
Payable for investments purchased	$ 1,076,215
Payable for fund shares redeemed	213,378
Accrued management fee	69,853
Distribution fees payable	5,210
Other affiliated payables	66,126
Other payables and accrued expenses	31,417
Collateral on securities loaned, at value	9,871,125
Total liabilities		11,333,324

Net Assets		$ 238,320,788
Net Assets consist of:
Paid in capital		$ 300,437,399
Accumulated net investment loss		(174,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,031,480)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,089,042
Net Assets		$ 238,320,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,610,608 ÷ 644,716 shares)	$ 10.25

Maximum offering price per share (100/94.25 of $10.25)	$ 10.88
Class T: Net Asset Value and redemption price per share ($2,430,115 ÷ 238,511 shares)	$ 10.19

Maximum offering price per share (100/96.50 of $10.19)	$ 10.56
Class B: Net Asset Value and offering price per share ($817,480 ÷ 81,270 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($2,866,794 ÷ 284,890 shares)A	$ 10.06

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($224,908,229 ÷ 21,798,293 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($687,562 ÷ 66,595 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 716,878
Interest		2
Income from Fidelity Central Funds (including $56,858 from security lending)		61,645
Total income		778,525

Expenses
Management fee Basic fee	$ 672,955
Performance adjustment	(258,162)
Transfer agent fees	366,402
Distribution fees	30,897
Accounting and security lending fees	48,416
Custodian fees and expenses	11,884
Independent trustees' compensation	674
Registration fees	59,940
Audit	26,471
Legal	380
Miscellaneous	1,480
Total expenses before reductions	961,337
Expense reductions	(8,630)	952,707
Net investment income (loss)		(174,182)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,603,396
Foreign currency transactions	(9,136)
Total net realized gain (loss)		19,594,260
Change in net unrealized appreciation (depreciation) on: Investment securities	696,764
Assets and liabilities in foreign currencies	(162)
Total change in net unrealized appreciation (depreciation)		696,602
Net gain (loss)		20,290,862
Net increase (decrease) in net assets resulting from operations		$ 20,116,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (174,182)	$ (137,587)
Net realized gain (loss)	19,594,260	42,718,318
Change in net unrealized appreciation (depreciation)	696,602	26,771,887
Net increase (decrease) in net assets resulting from operations	20,116,680	69,352,618
Distributions to shareholders from net realized gain	(88,063)	(44,716)
Share transactions - net increase (decrease)	(4,290,755)	12,158,920
Redemption fees	5,448	10,604
Total increase (decrease) in net assets	15,743,310	81,477,426

Net Assets
Beginning of period	222,577,478	141,100,052
End of period (including accumulated net investment loss of $174,173 and undistributed net investment income of $9, respectively)	$ 238,320,788	$ 222,577,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	.89	3.03	(5.79)	(1.30)
Total from investment operations	.87	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.05)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.25	$ 9.38	$ 6.38	$ 12.19
Total Return B,C,D	9.28%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.02% A	.95%	.95%	1.10% A
Expenses net of all reductions	1.01% A	.93%	.94%	1.10% A
Net investment income (loss)	(.37)% A	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,611	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	- J	(.09)
Net realized and unrealized gain (loss)	.89	3.01	(5.75)	(1.31)
Total from investment operations	.86	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	(.02)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.02)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.19	$ 9.33	$ 6.37	$ 12.14
Total Return B,C,D	9.22%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.32% A	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.31% A	1.23%	1.22%	1.36% A
Net investment income (loss)	(.67)% A	(.61)%	-% K	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	.89	2.99	(5.71)	(1.29)
Total from investment operations	.83	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.23	$ 6.33	$ 12.09
Total Return B,C,D	8.99%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.77% A	1.67%	1.69%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 817	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	.88	3.00	(5.72)	(1.30)
Total from investment operations	.82	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.24	$ 6.33	$ 12.09
Total Return B,C,D	8.87%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.77% A	1.68%	1.68%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,867	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	154% A	249%	220%	245%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Income from Investment Operations
Net investment income (loss) D	(.01)	- I	.06	(.02)	(.04)	.01 G
Net realized and unrealized gain (loss)	.90	3.03	(5.81)	(1.29)	.15	3.09
Total from investment operations	.89	3.03	(5.75)	(1.31)	.11	3.10
Distributions from net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	- I	- I	-	(.79)	(.18)	(.30)
Total distributions	- I	- I	(.06)	(.79)	(.18)	(.30)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38
Total Return B,C	9.48%	47.37%	(47.09)%	(9.68)%	.80%	27.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.70%	.69%	.83%	1.02%	1.04%
Expenses net of fee waivers, if any	.77% A	.70%	.68%	.81%	1.00%	1.00%
Expenses net of all reductions	.76% A	.67%	.67%	.81%	.99%	.95%
Net investment income (loss)	(.12)% A	(.05)%	.55%	(.12)%	(.33)%	.07% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,908	$ 211,006	$ 137,633	$ 301,225	$ 441,312	$ 349,982
Portfolio turnover rate F	154% A	249%	220%	245%	178%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	- I	.07	- I
Net realized and unrealized gain (loss)	.90	3.04	(5.82)	(1.32)
Total from investment operations	.90	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	(.07)	-
Distributions from net realized gain	(.01)	(.01)	-	(.79)
Total distributions	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.22
Total Return B,C	9.49%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.70% A	.61%	.59%	.72% A
Expenses net of all reductions	.69% A	.59%	.59%	.72% A
Net investment income (loss)	(.05)% A	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688	$ 288	$ 109	$ 182
Portfolio turnover rate F	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,904,418
Gross unrealized depreciation	(11,240,068)
Net unrealized appreciation (depreciation)	$ 15,664,350

Tax cost	$ 230,653,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $179,262,249 and $188,016,198, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,116	$ 39
Class T	.25%	.25%	6,030	54
Class B	.75%	.25%	4,724	3,559
Class C	.75%	.25%	13,027	6,570
			$ 30,897	$ 10,222

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A (1.00% to .50% prior to July 12, 2010) shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,164
Class T	1,099
Class B*	861
Class C*	1,755
$ 8,879

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,609.30
Class T	4,279.35
Class B	1,462.31
Class C	4,017.31
Mid Cap Growth	347,430.30
Institutional Class	605.23
	$ 366,402

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,909 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,630 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net realized gain
Mid Cap Growth	$ 87,897	$ 44,345
Institutional Class	166	371
Total	$ 88,063	$ 44,716

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	236,365	533,655	$ 2,431,541	$ 4,486,157
Shares redeemed	(241,553)	(138,347)	(2,374,229)	(1,179,758)
Net increase (decrease)	(5,188)	395,308	$ 57,312	$ 3,306,399
Class T
Shares sold	55,771	135,660	$ 586,252	$ 1,194,406
Shares redeemed	(42,251)	(34,798)	(432,350)	(270,289)
Net increase (decrease)	13,520	100,862	$ 153,902	$ 924,117
Class B
Shares sold	32,337	118,700	$ 328,272	$ 821,029
Shares redeemed	(65,752)	(42,769)	(677,412)	(344,278)
Net increase (decrease)	(33,415)	75,931	$ (349,140)	$ 476,751
Class C
Shares sold	103,539	138,100	$ 1,067,755	$ 1,170,096
Shares redeemed	(38,327)	(28,916)	(381,849)	(214,424)
Net increase (decrease)	65,212	109,184	$ 685,906	$ 955,672
Mid Cap Growth
Shares sold	3,531,609	7,995,731	$ 37,192,241	$ 65,688,737
Reinvestment of distributions	8,231	4,547	86,426	43,649
Shares redeemed	(4,121,379)	(7,140,274)	(42,499,121)	(59,353,373)
Net increase (decrease)	(581,539)	860,004	$ (5,220,454)	$ 6,379,013
Institutional Class
Shares sold	43,480	25,521	$ 456,259	$ 210,870
Reinvestment of distributions	13	35	141	336
Shares redeemed	(7,448)	(12,044)	(74,681)	(94,238)
Net increase (decrease)	36,045	13,512	$ 381,719	$ 116,968

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCG-USAN-0910
1.838428.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Growth
Fund - Institutional Class

Semiannual Report

July 31, 2010

Institutional Class is a class of
Fidelity® Mid Cap Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,092.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.32%
Actual		$ 1,000.00	$ 1,092.20	$ 6.85
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.61
Class B	1.77%
Actual		$ 1,000.00	$ 1,089.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,088.70	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.02	$ 8.85
Mid Cap Growth	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,094.90	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.4	4.8
Cyberonics, Inc.	3.3	2.0
The Mosaic Co.	3.3	3.0
CF Industries Holdings, Inc.	3.0	0.0
Juniper Networks, Inc.	2.9	1.9
NuVasive, Inc.	2.5	0.9
C.H. Robinson Worldwide, Inc.	2.3	0.0
Dollar General Corp.	2.2	0.0
Lennox International, Inc.	2.2	1.1
Mead Johnson Nutrition Co. Class A	2.1	0.0
	27.2
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.1	24.5
Consumer Discretionary	16.4	17.7
Health Care	15.0	19.3
Industrials	13.8	13.3
Materials	10.4	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 97.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	12.5%	** Foreign investments	11.8%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Diversified Consumer Services - 1.2%
DeVry, Inc.	14,500	$ 780,100
Strayer Education, Inc. (d)	8,300	1,987,020
		2,767,120
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp. (a)(d)	93,700	2,516,782
Starbucks Corp.	93,600	2,325,960
		4,842,742
Internet & Catalog Retail - 1.3%
Expedia, Inc.	131,000	2,971,080
Media - 1.0%
Discovery Communications, Inc. (a)	63,000	2,432,430
Multiline Retail - 2.2%
Dollar General Corp.	178,500	5,208,630
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	103,300	3,815,902
Ross Stores, Inc.	43,600	2,295,976
Urban Outfitters, Inc. (a)	81,300	2,614,608
		8,726,486
Textiles, Apparel & Luxury Goods - 4.0%
Hanesbrands, Inc. (a)	156,900	3,930,345
Polo Ralph Lauren Corp. Class A	41,200	3,255,212
Warnaco Group, Inc. (a)	58,000	2,422,660
		9,608,217
TOTAL CONSUMER DISCRETIONARY		36,556,705
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Heckmann Corp. (a)	1,053,600	4,772,808
Food Products - 2.8%
Mead Johnson Nutrition Co. Class A	92,200	4,899,508
Origin Agritech Ltd. (a)	199,069	1,674,170
		6,573,678
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	37,000	2,303,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
Lorillard, Inc.	32,200	$ 2,454,928
TOTAL CONSUMER STAPLES		16,104,664
ENERGY - 8.3%
Energy Equipment & Services - 5.3%
Dresser-Rand Group, Inc. (a)	76,000	2,827,960
Exterran Holdings, Inc. (a)	103,100	2,749,677
Helmerich & Payne, Inc.	109,800	4,450,194
Weatherford International Ltd. (a)	161,700	2,619,540
		12,647,371
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	154,200	2,442,528
EXCO Resources, Inc.	160,000	2,321,600
Legacy Oil + Gas, Inc. (a)	104,100	1,167,638
Penn West Energy Trust	64,700	1,255,040
		7,186,806
TOTAL ENERGY		19,834,177
FINANCIALS - 5.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	53,000	2,456,020
Commercial Banks - 1.8%
Regions Financial Corp.	262,500	1,924,125
SunTrust Banks, Inc.	91,900	2,384,805
		4,308,930
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	81,400	2,626,778
Insurance - 0.6%
Hanover Insurance Group, Inc.	30,000	1,314,900
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	368,368	1,300,426
TOTAL FINANCIALS		12,007,054
HEALTH CARE - 15.0%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	40,000	2,174,400
BioMarin Pharmaceutical, Inc. (a)	77,000	1,682,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	180,000	$ 1,204,200
Genzyme Corp. (a)	35,000	2,434,600
Human Genome Sciences, Inc. (a)	42,000	1,089,480
InterMune, Inc. (a)	72,900	711,504
Isis Pharmaceuticals, Inc. (a)	105,000	1,038,450
		10,335,084
Health Care Equipment & Supplies - 10.2%
ArthroCare Corp. (a)	305,379	8,178,050
Cyberonics, Inc. (a)	329,800	7,855,836
Edwards Lifesciences Corp. (a)	40,800	2,358,240
NuVasive, Inc. (a)(d)	178,797	5,859,178
		24,251,304
Health Care Technology - 0.5%
MedAssets, Inc. (a)(d)	51,600	1,207,956
TOTAL HEALTH CARE		35,794,344
INDUSTRIALS - 13.8%
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	85,000	5,542,000
Building Products - 3.4%
Lennox International, Inc.	118,400	5,170,528
Owens Corning (a)	90,000	2,833,200
		8,003,728
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	35,000	2,205,000
Construction & Engineering - 2.8%
Fluor Corp.	79,700	3,848,713
Jacobs Engineering Group, Inc. (a)	74,900	2,739,093
		6,587,806
Machinery - 4.4%
Cummins, Inc.	51,300	4,083,993
Flowserve Corp.	24,300	2,409,588
Ingersoll-Rand Co. Ltd.	106,000	3,970,760
		10,464,341
TOTAL INDUSTRIALS		32,802,875
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.9%
Juniper Networks, Inc. (a)	246,500	$ 6,847,770
Computers & Peripherals - 1.1%
SanDisk Corp. (a)	59,700	2,608,890
Electronic Equipment & Components - 1.9%
Avnet, Inc. (a)	80,100	2,014,515
Digital Ally, Inc. (a)	569,596	1,093,624
Maxwell Technologies, Inc. (a)(d)	109,600	1,385,344
		4,493,483
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	117,800	4,518,808
IT Services - 1.5%
Genpact Ltd. (a)	80,000	1,205,600
Paychex, Inc.	90,000	2,339,100
		3,544,700
Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp.	124,300	3,445,596
ASM International NV unit (a)(d)	115,000	2,925,600
ASML Holding NV	75,600	2,433,564
Marvell Technology Group Ltd. (a)	210,300	3,137,676
Teradyne, Inc. (a)	255,000	2,743,800
Xilinx, Inc.	90,100	2,515,592
		17,201,828
Software - 5.6%
ANSYS, Inc. (a)	54,400	2,445,280
Autonomy Corp. PLC (a)	183,700	4,739,493
Informatica Corp. (a)	99,300	2,991,909
Nuance Communications, Inc. (a)	195,000	3,219,450
		13,396,132
TOTAL INFORMATION TECHNOLOGY		52,611,611
MATERIALS - 10.4%
Chemicals - 9.9%
CF Industries Holdings, Inc.	89,600	7,274,624
Ecolab, Inc.	60,000	2,934,600
Intrepid Potash, Inc. (a)(d)	115,200	2,787,840
Monsanto Co.	50,000	2,892,000
The Mosaic Co.	162,800	7,757,420
		23,646,484
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Vallar PLC (Reg. S) (a)	77,800	$ 1,159,204
TOTAL MATERIALS		24,805,688
TOTAL COMMON STOCKS (Cost $214,615,652)		230,517,118
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $2,239,966)	48,000	2,428,610
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.24% (b)	3,500,537	3,500,537
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	9,871,125	9,871,125
TOTAL MONEY MARKET FUNDS (Cost $13,371,662)		13,371,662
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $230,227,280)		246,317,390
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(7,996,602)
NET ASSETS - 100%		$ 238,320,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,787
Fidelity Securities Lending Cash Central Fund	56,858
Total	$ 61,645
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	2.5%
Netherlands	2.2%
Bermuda	1.8%
Ireland	1.7%
Switzerland	1.1%
Germany	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $97,163,532 of which $66,505,555 and $30,657,977 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,814,979) - See accompanying schedule: Unaffiliated issuers (cost $216,855,618)	$ 232,945,728
Fidelity Central Funds (cost $13,371,662)	13,371,662
Total Investments (cost $230,227,280)		$ 246,317,390
Receivable for investments sold		2,615,301
Receivable for fund shares sold		666,215
Dividends receivable		41,897
Distributions receivable from Fidelity Central Funds		6,060
Other receivables		7,249
Total assets		249,654,112

Liabilities
Payable for investments purchased	$ 1,076,215
Payable for fund shares redeemed	213,378
Accrued management fee	69,853
Distribution fees payable	5,210
Other affiliated payables	66,126
Other payables and accrued expenses	31,417
Collateral on securities loaned, at value	9,871,125
Total liabilities		11,333,324

Net Assets		$ 238,320,788
Net Assets consist of:
Paid in capital		$ 300,437,399
Accumulated net investment loss		(174,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,031,480)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,089,042
Net Assets		$ 238,320,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,610,608 ÷ 644,716 shares)	$ 10.25

Maximum offering price per share (100/94.25 of $10.25)	$ 10.88
Class T: Net Asset Value and redemption price per share ($2,430,115 ÷ 238,511 shares)	$ 10.19

Maximum offering price per share (100/96.50 of $10.19)	$ 10.56
Class B: Net Asset Value and offering price per share ($817,480 ÷ 81,270 shares)A	$ 10.06

Class C: Net Asset Value and offering price per share ($2,866,794 ÷ 284,890 shares)A	$ 10.06

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($224,908,229 ÷ 21,798,293 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($687,562 ÷ 66,595 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 716,878
Interest		2
Income from Fidelity Central Funds (including $56,858 from security lending)		61,645
Total income		778,525

Expenses
Management fee Basic fee	$ 672,955
Performance adjustment	(258,162)
Transfer agent fees	366,402
Distribution fees	30,897
Accounting and security lending fees	48,416
Custodian fees and expenses	11,884
Independent trustees' compensation	674
Registration fees	59,940
Audit	26,471
Legal	380
Miscellaneous	1,480
Total expenses before reductions	961,337
Expense reductions	(8,630)	952,707
Net investment income (loss)		(174,182)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,603,396
Foreign currency transactions	(9,136)
Total net realized gain (loss)		19,594,260
Change in net unrealized appreciation (depreciation) on: Investment securities	696,764
Assets and liabilities in foreign currencies	(162)
Total change in net unrealized appreciation (depreciation)		696,602
Net gain (loss)		20,290,862
Net increase (decrease) in net assets resulting from operations		$ 20,116,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (174,182)	$ (137,587)
Net realized gain (loss)	19,594,260	42,718,318
Change in net unrealized appreciation (depreciation)	696,602	26,771,887
Net increase (decrease) in net assets resulting from operations	20,116,680	69,352,618
Distributions to shareholders from net realized gain	(88,063)	(44,716)
Share transactions - net increase (decrease)	(4,290,755)	12,158,920
Redemption fees	5,448	10,604
Total increase (decrease) in net assets	15,743,310	81,477,426

Net Assets
Beginning of period	222,577,478	141,100,052
End of period (including accumulated net investment loss of $174,173 and undistributed net investment income of $9, respectively)	$ 238,320,788	$ 222,577,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 6.38	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.03	(.05)
Net realized and unrealized gain (loss)	.89	3.03	(5.79)	(1.30)
Total from investment operations	.87	3.00	(5.76)	(1.35)
Distributions from net investment income	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.05)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.25	$ 9.38	$ 6.38	$ 12.19
Total Return B,C,D	9.28%	47.02%	(47.25)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	.95%	.95%	1.10% A
Expenses net of fee waivers, if any	1.02% A	.95%	.95%	1.10% A
Expenses net of all reductions	1.01% A	.93%	.94%	1.10% A
Net investment income (loss)	(.37)% A	(.30)%	.29%	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,611	$ 6,095	$ 1,623	$ 1,936
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 6.37	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	- J	(.09)
Net realized and unrealized gain (loss)	.89	3.01	(5.75)	(1.31)
Total from investment operations	.86	2.96	(5.75)	(1.40)
Distributions from net investment income	-	-	(.02)	-
Distributions from net realized gain	-	-	-	(.79)
Total distributions	-	-	(.02)	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.19	$ 9.33	$ 6.37	$ 12.14
Total Return B,C,D	9.22%	46.47%	(47.37)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.26%	1.23%	1.36% A
Expenses net of fee waivers, if any	1.32% A	1.26%	1.23%	1.36% A
Expenses net of all reductions	1.31% A	1.23%	1.22%	1.36% A
Net investment income (loss)	(.67)% A	(.61)%	-% K	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 2,100	$ 790	$ 591
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.05)	(.16)
Net realized and unrealized gain (loss)	.89	2.99	(5.71)	(1.29)
Total from investment operations	.83	2.90	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.23	$ 6.33	$ 12.09
Total Return B,C,D	8.99%	45.81%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.70%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.70%	1.85% A
Expenses net of all reductions	1.77% A	1.67%	1.69%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 817	$ 1,059	$ 245	$ 414
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 6.33	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.04)	(.15)
Net realized and unrealized gain (loss)	.88	3.00	(5.72)	(1.30)
Total from investment operations	.82	2.91	(5.76)	(1.45)
Distributions from net realized gain	-	-	-	(.79)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.24	$ 6.33	$ 12.09
Total Return B,C,D	8.87%	45.97%	(47.64)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.70%	1.69%	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.70%	1.69%	1.85% A
Expenses net of all reductions	1.77% A	1.68%	1.68%	1.85% A
Net investment income (loss)	(1.12)% A	(1.05)%	(.46)%	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,867	$ 2,029	$ 699	$ 697
Portfolio turnover rate G	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38	$ 11.58
Income from Investment Operations
Net investment income (loss) D	(.01)	- I	.06	(.02)	(.04)	.01 G
Net realized and unrealized gain (loss)	.90	3.03	(5.81)	(1.29)	.15	3.09
Total from investment operations	.89	3.03	(5.75)	(1.31)	.11	3.10
Distributions from net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	- I	- I	-	(.79)	(.18)	(.30)
Total distributions	- I	- I	(.06)	(.79)	(.18)	(.30)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.21	$ 14.31	$ 14.38
Total Return B,C	9.48%	47.37%	(47.09)%	(9.68)%	.80%	27.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.70%	.69%	.83%	1.02%	1.04%
Expenses net of fee waivers, if any	.77% A	.70%	.68%	.81%	1.00%	1.00%
Expenses net of all reductions	.76% A	.67%	.67%	.81%	.99%	.95%
Net investment income (loss)	(.12)% A	(.05)%	.55%	(.12)%	(.33)%	.07% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,908	$ 211,006	$ 137,633	$ 301,225	$ 441,312	$ 349,982
Portfolio turnover rate F	154% A	249%	220%	245%	178%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 6.40	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	- I	- I	.07	- I
Net realized and unrealized gain (loss)	.90	3.04	(5.82)	(1.32)
Total from investment operations	.90	3.04	(5.75)	(1.32)
Distributions from net investment income	-	-	(.07)	-
Distributions from net realized gain	(.01)	(.01)	-	(.79)
Total distributions	(.01)	(.01)	(.07)	(.79)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 10.32	$ 9.43	$ 6.40	$ 12.22
Total Return B,C	9.49%	47.54%	(47.09)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.61%	.59%	.72% A
Expenses net of fee waivers, if any	.70% A	.61%	.59%	.72% A
Expenses net of all reductions	.69% A	.59%	.59%	.72% A
Net investment income (loss)	(.05)% A	.03%	.64%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688	$ 288	$ 109	$ 182
Portfolio turnover rate F	154% A	249%	220%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Growth Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,904,418
Gross unrealized depreciation	(11,240,068)
Net unrealized appreciation (depreciation)	$ 15,664,350

Tax cost	$ 230,653,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $179,262,249 and $188,016,198, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 7,116	$ 39
Class T	.25%	.25%	6,030	54
Class B	.75%	.25%	4,724	3,559
Class C	.75%	.25%	13,027	6,570
			$ 30,897	$ 10,222

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A (1.00% to .50% prior to July 12, 2010) shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,164
Class T	1,099
Class B*	861
Class C*	1,755
$ 8,879

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,609.30
Class T	4,279.35
Class B	1,462.31
Class C	4,017.31
Mid Cap Growth	347,430.30
Institutional Class	605.23
	$ 366,402

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,909 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,630 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net realized gain
Mid Cap Growth	$ 87,897	$ 44,345
Institutional Class	166	371
Total	$ 88,063	$ 44,716

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	236,365	533,655	$ 2,431,541	$ 4,486,157
Shares redeemed	(241,553)	(138,347)	(2,374,229)	(1,179,758)
Net increase (decrease)	(5,188)	395,308	$ 57,312	$ 3,306,399
Class T
Shares sold	55,771	135,660	$ 586,252	$ 1,194,406
Shares redeemed	(42,251)	(34,798)	(432,350)	(270,289)
Net increase (decrease)	13,520	100,862	$ 153,902	$ 924,117
Class B
Shares sold	32,337	118,700	$ 328,272	$ 821,029
Shares redeemed	(65,752)	(42,769)	(677,412)	(344,278)
Net increase (decrease)	(33,415)	75,931	$ (349,140)	$ 476,751
Class C
Shares sold	103,539	138,100	$ 1,067,755	$ 1,170,096
Shares redeemed	(38,327)	(28,916)	(381,849)	(214,424)
Net increase (decrease)	65,212	109,184	$ 685,906	$ 955,672
Mid Cap Growth
Shares sold	3,531,609	7,995,731	$ 37,192,241	$ 65,688,737
Reinvestment of distributions	8,231	4,547	86,426	43,649
Shares redeemed	(4,121,379)	(7,140,274)	(42,499,121)	(59,353,373)
Net increase (decrease)	(581,539)	860,004	$ (5,220,454)	$ 6,379,013
Institutional Class
Shares sold	43,480	25,521	$ 456,259	$ 210,870
Reinvestment of distributions	13	35	141	336
Shares redeemed	(7,448)	(12,044)	(74,681)	(94,238)
Net increase (decrease)	36,045	13,512	$ 381,719	$ 116,968

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCGI-USAN-0910
1.838421.101

Fidelity®
Mid Cap Value
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.18%
Actual		$ 1,000.00	$ 1,098.80	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,097.20	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,094.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.94%
Actual		$ 1,000.00	$ 1,094.50	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Mid Cap Value	.92%
Actual		$ 1,000.00	$ 1,099.90	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,100.30	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SunTrust Banks, Inc.	1.7	1.3
Vornado Realty Trust	1.7	0.0
PPL Corp.	1.6	0.0
Regions Financial Corp.	1.6	1.0
Qwest Communications International, Inc.	1.6	1.4
Sempra Energy	1.5	1.8
Lincoln National Corp.	1.5	1.3
Unum Group	1.4	1.2
Comerica, Inc.	1.4	1.3
XL Capital Ltd. Class A	1.3	0.9
	15.3
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	28.3
Utilities	12.0	10.9
Energy	11.0	9.5
Industrials	10.7	10.8
Consumer Discretionary	10.5	12.3
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	5.6%	** Foreign investments	7.1%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.9%
Autoliv, Inc. (c)	93,100	$ 5,347,664
TRW Automotive Holdings Corp. (a)	152,800	5,361,752
		10,709,416
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	105,100	4,402,639
Wyndham Worldwide Corp.	246,400	6,290,592
		10,693,231
Media - 1.2%
Virgin Media, Inc.	316,700	6,818,551
Multiline Retail - 1.9%
Big Lots, Inc. (a)	117,900	4,045,149
Macy's, Inc.	346,000	6,452,900
		10,498,049
Specialty Retail - 2.2%
GameStop Corp. Class A (a)	183,500	3,679,175
RadioShack Corp.	238,600	5,139,444
Signet Jewelers Ltd. (a)	120,900	3,599,193
		12,417,812
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc. (a)	109,300	2,737,965
Phillips-Van Heusen Corp.	101,900	5,287,591
		8,025,556
TOTAL CONSUMER DISCRETIONARY		59,162,615
CONSUMER STAPLES - 6.9%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	175,400	5,033,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	285,600	4,872,336
Dr Pepper Snapple Group, Inc.	192,100	7,213,355
Molson Coors Brewing Co. Class B	106,100	4,775,561
		21,895,232
Food Products - 2.5%
Del Monte Foods Co.	275,400	3,822,552
Smithfield Foods, Inc. (a)	214,600	3,058,050
The J.M. Smucker Co.	114,800	7,052,164
		13,932,766
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	105,700	$ 3,010,336
TOTAL CONSUMER STAPLES		38,838,334
ENERGY - 11.0%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. (a)	116,900	3,179,680
Helmerich & Payne, Inc.	168,500	6,829,305
Nabors Industries Ltd. (a)	278,100	5,119,821
Noble Corp.	172,300	5,599,750
Oil States International, Inc. (a)	153,200	7,038,008
Unit Corp. (a)	112,900	4,617,610
		32,384,174
Oil, Gas & Consumable Fuels - 5.3%
Cimarex Energy Co.	72,400	4,986,188
Massey Energy Co.	122,400	3,742,992
Newfield Exploration Co. (a)	121,700	6,506,082
QEP Resources, Inc. (a)	144,800	4,984,016
Southern Union Co.	105,700	2,385,649
Sunoco, Inc.	202,400	7,219,608
		29,824,535
TOTAL ENERGY		62,208,709
FINANCIALS - 29.4%
Commercial Banks - 6.5%
City National Corp.	64,500	3,655,215
Comerica, Inc.	204,000	7,825,440
Regions Financial Corp.	1,215,400	8,908,882
SunTrust Banks, Inc.	379,700	9,853,216
TCF Financial Corp.	396,600	6,282,144
		36,524,897
Consumer Finance - 3.0%
Capital One Financial Corp.	124,500	5,270,085
Discover Financial Services	365,671	5,583,796
SLM Corp. (a)	510,900	6,130,800
		16,984,681
Insurance - 10.8%
Assurant, Inc.	198,200	7,390,878
Axis Capital Holdings Ltd.	168,500	5,252,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc. (a)	1,041,200	$ 5,591,244
Delphi Financial Group, Inc. Class A	227,700	5,908,815
Endurance Specialty Holdings Ltd.	77,400	2,986,866
Everest Re Group Ltd.	59,800	4,641,676
Genworth Financial, Inc. Class A (a)	418,400	5,681,872
Lincoln National Corp.	313,000	8,150,520
Unum Group	356,900	8,144,458
XL Capital Ltd. Class A	424,200	7,521,066
		61,269,540
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	96,600	6,815,130
AvalonBay Communities, Inc.	53,700	5,643,333
Glimcher Realty Trust	95,700	636,405
SL Green Realty Corp.	119,600	7,204,704
The Macerich Co.	180,034	7,462,409
Ventas, Inc.	147,100	7,460,912
Vornado Realty Trust	117,900	9,759,762
		44,982,655
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	80,800	6,258,768
TOTAL FINANCIALS		166,020,541
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.4%
Cooper Companies, Inc.	90,200	3,505,172
Hill-Rom Holdings, Inc.	49,700	1,642,088
Kinetic Concepts, Inc. (a)	87,200	3,096,472
		8,243,732
Health Care Providers & Services - 1.7%
CIGNA Corp.	171,800	5,284,568
Humana, Inc. (a)	87,900	4,133,058
		9,417,626
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	152,800	2,973,488
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	151,800	$ 3,644,718
Mylan, Inc. (a)(d)	137,200	2,387,280
		6,031,998
TOTAL HEALTH CARE		26,666,844
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.6%
Spirit AeroSystems Holdings, Inc. Class A (a)	161,400	3,284,490
Airlines - 1.4%
Alaska Air Group, Inc. (a)	71,300	3,678,367
Continental Airlines, Inc. Class B (a)	160,800	4,023,216
		7,701,583
Building Products - 0.6%
Owens Corning (a)	105,600	3,324,288
Construction & Engineering - 1.0%
KBR, Inc.	243,000	5,438,340
Electrical Equipment - 0.8%
General Cable Corp. (a)	173,900	4,615,306
Industrial Conglomerates - 0.8%
Textron, Inc.	226,000	4,691,760
Machinery - 4.5%
Cummins, Inc.	79,400	6,321,034
Ingersoll-Rand Co. Ltd.	74,600	2,794,516
Navistar International Corp. (a)	112,300	5,807,033
Oshkosh Co. (a)	107,700	3,702,726
Timken Co.	208,100	6,996,322
		25,621,631
Road & Rail - 1.0%
Kansas City Southern (a)	158,400	5,813,280
TOTAL INDUSTRIALS		60,490,678
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.5%
CommScope, Inc. (a)	141,500	2,878,110
Computers & Peripherals - 2.5%
Lexmark International, Inc. Class A (a)	143,800	5,284,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	122,800	$ 5,366,360
Western Digital Corp. (a)	141,600	3,736,824
		14,387,834
Electronic Equipment & Components - 0.8%
Vishay Intertechnology, Inc. (a)	566,800	4,812,132
IT Services - 0.9%
Computer Sciences Corp.	107,200	4,859,376
Office Electronics - 1.3%
Xerox Corp.	756,200	7,365,388
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	745,300	5,425,784
TOTAL INFORMATION TECHNOLOGY		39,728,624
MATERIALS - 5.7%
Chemicals - 2.9%
Ashland, Inc.	139,200	7,078,320
FMC Corp.	49,000	3,062,010
Solutia, Inc. (a)	199,900	2,820,589
W.R. Grace & Co. (a)	123,100	3,159,977
		16,120,896
Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	135,000	3,732,750
Pactiv Corp. (a)	185,300	5,636,826
Temple-Inland, Inc.	155,100	3,111,306
		12,480,882
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	57,100	3,230,147
TOTAL MATERIALS		31,831,925
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Qwest Communications International, Inc.	1,542,600	8,731,116
UTILITIES - 12.0%
Electric Utilities - 2.7%
Great Plains Energy, Inc.	341,000	6,117,540
PPL Corp.	326,600	8,912,914
		15,030,454
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.6%
Questar Corp.	222,600	$ 3,661,770
UGI Corp.	193,500	5,216,760
		8,878,530
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	481,800	4,967,358
Constellation Energy Group, Inc.	221,900	7,012,040
		11,979,398
Multi-Utilities - 5.6%
Alliant Energy Corp.	197,700	6,832,512
CMS Energy Corp. (d)	352,900	5,618,168
Integrys Energy Group, Inc.	118,000	5,587,300
Sempra Energy	167,500	8,333,125
TECO Energy, Inc.	335,100	5,475,534
		31,846,639
TOTAL UTILITIES		67,735,021
TOTAL COMMON STOCKS (Cost $507,225,712)		561,414,407
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.24% (b)	2,909,872	2,909,872
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	7,081,050	7,081,050
TOTAL MONEY MARKET FUNDS (Cost $9,990,922)		9,990,922
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $517,216,634)		571,405,329
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,147,043)
NET ASSETS - 100%		$ 564,258,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,518
Fidelity Securities Lending Cash Central Fund	8,753
Total	$ 12,271
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $227,509,930 of which $142,309,837 and $85,200,093 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,835,508) - See accompanying schedule: Unaffiliated issuers (cost $507,225,712)	$ 561,414,407
Fidelity Central Funds (cost $9,990,922)	9,990,922
Total Investments (cost $517,216,634)		$ 571,405,329
Receivable for fund shares sold		1,017,574
Dividends receivable		212,733
Distributions receivable from Fidelity Central Funds		1,708
Other receivables		13,673
Total assets		572,651,017

Liabilities
Payable for fund shares redeemed	$ 860,442
Accrued management fee	259,173
Distribution fees payable	10,267
Other affiliated payables	150,030
Other payables and accrued expenses	31,769
Collateral on securities loaned, at value	7,081,050
Total liabilities		8,392,731

Net Assets		$ 564,258,286
Net Assets consist of:
Paid in capital		$ 698,332,808
Undistributed net investment income		683,653
Accumulated undistributed net realized gain (loss) on investments		(188,946,870)
Net unrealized appreciation (depreciation) on investments		54,188,695
Net Assets		$ 564,258,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,132,117 ÷ 1,336,537 shares)	$ 13.57

Maximum offering price per share (100/94.25 of $13.57)	$ 14.40
Class T: Net Asset Value and redemption price per share ($5,553,228 ÷ 410,224 shares)	$ 13.54

Maximum offering price per share (100/96.50 of $13.54)	$ 14.03
Class B: Net Asset Value and offering price per share ($1,811,144 ÷ 134,333 shares)A	$ 13.48

Class C: Net Asset Value and offering price per share ($3,613,640 ÷ 269,073 shares)A	$ 13.43

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($531,893,335 ÷ 38,966,869 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,254,822 ÷ 239,385 shares)	$ 13.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,264,257
Income from Fidelity Central Funds		12,271
Total income		3,276,528

Expenses
Management fee Basic fee	$ 1,543,394
Performance adjustment	(5,486)
Transfer agent fees	792,042
Distribution fees	53,586
Accounting and security lending fees	105,893
Custodian fees and expenses	13,724
Independent trustees' compensation	1,524
Registration fees	72,875
Audit	25,285
Legal	841
Miscellaneous	3,793
Total expenses before reductions	2,607,471
Expense reductions	(14,596)	2,592,875
Net investment income (loss)		683,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,089,156
Change in net unrealized appreciation (depreciation) on investment securities		1,768,408
Net gain (loss)		45,857,564
Net increase (decrease) in net assets resulting from operations		$ 46,541,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 683,653	$ 3,858,596
Net realized gain (loss)	44,089,156	26,717,625
Change in net unrealized appreciation (depreciation)	1,768,408	139,387,730
Net increase (decrease) in net assets resulting from operations	46,541,217	169,963,951
Distributions to shareholders from net investment income	-	(4,284,750)
Share transactions - net increase (decrease)	26,963,048	(45,044,410)
Redemption fees	20,233	14,039
Total increase (decrease) in net assets	73,524,498	120,648,830

Net Assets
Beginning of period	490,733,788	370,084,958
End of period (including undistributed net investment income of $683,653 and $0, respectively)	$ 564,258,286	$ 490,733,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J	.07	.09	.03
Net realized and unrealized gain (loss)	1.22	3.84	(6.47)	(1.78)
Total from investment operations	1.22	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	- J	(.77)
Total distributions	-	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	9.88%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.17% A	1.20%	1.12%	1.13% A
Net investment income (loss)	.01% A	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,132	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.06	(.02)
Net realized and unrealized gain (loss)	1.22	3.84	(6.46)	(1.76)
Total from investment operations	1.20	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.54	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	9.72%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.46%	1.38%	1.39% A
Net investment income (loss)	(.25)% A	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,553	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	1.21	3.82	(6.40)	(1.76)
Total from investment operations	1.16	3.81	(6.41)	(1.86)
Distributions from net investment income	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.48	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	9.42%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.96%	1.87%	1.89% A
Net investment income (loss)	(.75)% A	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	1.21	3.80	(6.41)	(1.77)
Total from investment operations	1.16	3.79	(6.41)	(1.87)
Distributions from net investment income	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.43	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	9.45%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.94% A	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.94% A	1.95%	1.86%	1.90% A
Net investment income (loss)	(.75)% A	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.02	.09	.13	.08	.09	.16 G
Net realized and unrealized gain (loss)	1.22	3.86	(6.49)	(1.34)	1.98	2.59
Total from investment operations	1.24	3.95	(6.36)	(1.26)	2.07	2.75
Distributions from net investment income	-	(.11)	(.16)	(.06)	(.09)	(.10)
Distributions from net realized gain	-	-	- I	(.77)	(.45)	(1.15)
Total distributions	-	(.11)	(.16)	(.83)	(.54)	(1.24) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.65	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65
Total Return B,C	9.99%	46.06%	(42.19)%	(7.67)%	13.48%	19.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.92% A	.95%	.85%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.92% A	.95%	.84%	.82%	.84%	.86%
Expenses net of all reductions	.92% A	.94%	.84%	.82%	.84%	.81%
Net investment income (loss)	.27% A	.88%	.99%	.47%	.56%	1.08% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,893	$ 469,476	$ 358,380	$ 737,234	$ 678,794	$ 365,817
Portfolio turnover rate F	135% A	202%	268%	264%	187%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.02	.10	.12	.07
Net realized and unrealized gain (loss)	1.22	3.84	(6.48)	(1.78)
Total from investment operations	1.24	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 13.60	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	10.03%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.94% A	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.94% A	.96%	.87%	.89% A
Expenses net of all reductions	.93% A	.95%	.87%	.88% A
Net investment income (loss)	.25% A	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

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3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,663,771
Gross unrealized depreciation	(18,356,377)
Net unrealized appreciation (depreciation)	$ 52,307,394

Tax cost	$ 519,097,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $393,742,330 and $366,565,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,462	$ 613
Class T	.25%	.25%	12,610	84
Class B	.75%	.25%	8,043	6,039
Class C	.75%	.25%	15,471	4,829
			$ 53,586	$ 11,565

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,805
Class T	1,382
Class B*	803
Class C*	35
$ 9,025

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,580.29
Class T	7,802.31
Class B	2,459.31
Class C	4,764.31
Mid Cap Value	751,289.29
Institutional Class	5,148.30
	$ 792,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,089 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,753.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,596 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 74,628
Class T	-	21,222
Class B	-	1,384
Class C	-	3,068
Mid Cap Value	-	4,156,210
Institutional Class	-	28,238
Total	$ -	$ 4,284,750

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	655,084	405,327	$ 9,036,199	$ 4,046,751
Reinvestment of distributions	-	5,669	-	70,300
Shares redeemed	(180,056)	(299,931)	(2,437,861)	(3,199,239)
Net increase (decrease)	475,028	111,065	$ 6,598,338	$ 917,812
Class T
Shares sold	147,080	131,444	$ 2,026,425	$ 1,389,171
Reinvestment of distributions	-	1,669	-	20,679
Shares redeemed	(61,833)	(90,831)	(845,011)	(912,462)
Net increase (decrease)	85,247	42,282	$ 1,181,414	$ 497,388
Class B
Shares sold	55,934	30,513	$ 776,180	$ 313,997
Reinvestment of distributions	-	109	-	1,344
Shares redeemed	(15,249)	(26,417)	(207,606)	(267,301)
Net increase (decrease)	40,685	4,205	$ 568,574	$ 48,040
Class C
Shares sold	118,603	109,584	$ 1,628,152	$ 1,171,720
Reinvestment of distributions	-	231	-	2,846
Shares redeemed	(36,362)	(67,939)	(483,981)	(709,535)
Net increase (decrease)	82,241	41,876	$ 1,144,171	$ 465,031
Mid Cap Value
Shares sold	6,538,151	9,409,750	$ 90,824,296	$ 90,681,785
Reinvestment of distributions	-	323,763	-	4,034,150
Shares redeemed	(5,402,545)	(13,731,872)	(73,084,031)	(143,397,630)
Net increase (decrease)	1,135,606	(3,998,359)	$ 17,740,265	$ (48,681,695)
Institutional Class
Shares sold	92,246	206,853	$ 1,245,718	$ 2,282,721
Reinvestment of distributions	-	2,075	-	25,751
Shares redeemed	(108,603)	(57,780)	(1,515,432)	(599,458)
Net increase (decrease)	(16,357)	151,148	$ (269,714)	$ 1,709,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MCV-USAN-0910
1.900182.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity®
Mid Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.18%
Actual		$ 1,000.00	$ 1,098.80	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,097.20	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,094.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.94%
Actual		$ 1,000.00	$ 1,094.50	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Mid Cap Value	.92%
Actual		$ 1,000.00	$ 1,099.90	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,100.30	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SunTrust Banks, Inc.	1.7	1.3
Vornado Realty Trust	1.7	0.0
PPL Corp.	1.6	0.0
Regions Financial Corp.	1.6	1.0
Qwest Communications International, Inc.	1.6	1.4
Sempra Energy	1.5	1.8
Lincoln National Corp.	1.5	1.3
Unum Group	1.4	1.2
Comerica, Inc.	1.4	1.3
XL Capital Ltd. Class A	1.3	0.9
	15.3
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	28.3
Utilities	12.0	10.9
Energy	11.0	9.5
Industrials	10.7	10.8
Consumer Discretionary	10.5	12.3
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	5.6%	** Foreign investments	7.1%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.9%
Autoliv, Inc. (c)	93,100	$ 5,347,664
TRW Automotive Holdings Corp. (a)	152,800	5,361,752
		10,709,416
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	105,100	4,402,639
Wyndham Worldwide Corp.	246,400	6,290,592
		10,693,231
Media - 1.2%
Virgin Media, Inc.	316,700	6,818,551
Multiline Retail - 1.9%
Big Lots, Inc. (a)	117,900	4,045,149
Macy's, Inc.	346,000	6,452,900
		10,498,049
Specialty Retail - 2.2%
GameStop Corp. Class A (a)	183,500	3,679,175
RadioShack Corp.	238,600	5,139,444
Signet Jewelers Ltd. (a)	120,900	3,599,193
		12,417,812
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc. (a)	109,300	2,737,965
Phillips-Van Heusen Corp.	101,900	5,287,591
		8,025,556
TOTAL CONSUMER DISCRETIONARY		59,162,615
CONSUMER STAPLES - 6.9%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	175,400	5,033,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	285,600	4,872,336
Dr Pepper Snapple Group, Inc.	192,100	7,213,355
Molson Coors Brewing Co. Class B	106,100	4,775,561
		21,895,232
Food Products - 2.5%
Del Monte Foods Co.	275,400	3,822,552
Smithfield Foods, Inc. (a)	214,600	3,058,050
The J.M. Smucker Co.	114,800	7,052,164
		13,932,766
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	105,700	$ 3,010,336
TOTAL CONSUMER STAPLES		38,838,334
ENERGY - 11.0%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. (a)	116,900	3,179,680
Helmerich & Payne, Inc.	168,500	6,829,305
Nabors Industries Ltd. (a)	278,100	5,119,821
Noble Corp.	172,300	5,599,750
Oil States International, Inc. (a)	153,200	7,038,008
Unit Corp. (a)	112,900	4,617,610
		32,384,174
Oil, Gas & Consumable Fuels - 5.3%
Cimarex Energy Co.	72,400	4,986,188
Massey Energy Co.	122,400	3,742,992
Newfield Exploration Co. (a)	121,700	6,506,082
QEP Resources, Inc. (a)	144,800	4,984,016
Southern Union Co.	105,700	2,385,649
Sunoco, Inc.	202,400	7,219,608
		29,824,535
TOTAL ENERGY		62,208,709
FINANCIALS - 29.4%
Commercial Banks - 6.5%
City National Corp.	64,500	3,655,215
Comerica, Inc.	204,000	7,825,440
Regions Financial Corp.	1,215,400	8,908,882
SunTrust Banks, Inc.	379,700	9,853,216
TCF Financial Corp.	396,600	6,282,144
		36,524,897
Consumer Finance - 3.0%
Capital One Financial Corp.	124,500	5,270,085
Discover Financial Services	365,671	5,583,796
SLM Corp. (a)	510,900	6,130,800
		16,984,681
Insurance - 10.8%
Assurant, Inc.	198,200	7,390,878
Axis Capital Holdings Ltd.	168,500	5,252,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc. (a)	1,041,200	$ 5,591,244
Delphi Financial Group, Inc. Class A	227,700	5,908,815
Endurance Specialty Holdings Ltd.	77,400	2,986,866
Everest Re Group Ltd.	59,800	4,641,676
Genworth Financial, Inc. Class A (a)	418,400	5,681,872
Lincoln National Corp.	313,000	8,150,520
Unum Group	356,900	8,144,458
XL Capital Ltd. Class A	424,200	7,521,066
		61,269,540
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	96,600	6,815,130
AvalonBay Communities, Inc.	53,700	5,643,333
Glimcher Realty Trust	95,700	636,405
SL Green Realty Corp.	119,600	7,204,704
The Macerich Co.	180,034	7,462,409
Ventas, Inc.	147,100	7,460,912
Vornado Realty Trust	117,900	9,759,762
		44,982,655
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	80,800	6,258,768
TOTAL FINANCIALS		166,020,541
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.4%
Cooper Companies, Inc.	90,200	3,505,172
Hill-Rom Holdings, Inc.	49,700	1,642,088
Kinetic Concepts, Inc. (a)	87,200	3,096,472
		8,243,732
Health Care Providers & Services - 1.7%
CIGNA Corp.	171,800	5,284,568
Humana, Inc. (a)	87,900	4,133,058
		9,417,626
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	152,800	2,973,488
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	151,800	$ 3,644,718
Mylan, Inc. (a)(d)	137,200	2,387,280
		6,031,998
TOTAL HEALTH CARE		26,666,844
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.6%
Spirit AeroSystems Holdings, Inc. Class A (a)	161,400	3,284,490
Airlines - 1.4%
Alaska Air Group, Inc. (a)	71,300	3,678,367
Continental Airlines, Inc. Class B (a)	160,800	4,023,216
		7,701,583
Building Products - 0.6%
Owens Corning (a)	105,600	3,324,288
Construction & Engineering - 1.0%
KBR, Inc.	243,000	5,438,340
Electrical Equipment - 0.8%
General Cable Corp. (a)	173,900	4,615,306
Industrial Conglomerates - 0.8%
Textron, Inc.	226,000	4,691,760
Machinery - 4.5%
Cummins, Inc.	79,400	6,321,034
Ingersoll-Rand Co. Ltd.	74,600	2,794,516
Navistar International Corp. (a)	112,300	5,807,033
Oshkosh Co. (a)	107,700	3,702,726
Timken Co.	208,100	6,996,322
		25,621,631
Road & Rail - 1.0%
Kansas City Southern (a)	158,400	5,813,280
TOTAL INDUSTRIALS		60,490,678
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.5%
CommScope, Inc. (a)	141,500	2,878,110
Computers & Peripherals - 2.5%
Lexmark International, Inc. Class A (a)	143,800	5,284,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	122,800	$ 5,366,360
Western Digital Corp. (a)	141,600	3,736,824
		14,387,834
Electronic Equipment & Components - 0.8%
Vishay Intertechnology, Inc. (a)	566,800	4,812,132
IT Services - 0.9%
Computer Sciences Corp.	107,200	4,859,376
Office Electronics - 1.3%
Xerox Corp.	756,200	7,365,388
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	745,300	5,425,784
TOTAL INFORMATION TECHNOLOGY		39,728,624
MATERIALS - 5.7%
Chemicals - 2.9%
Ashland, Inc.	139,200	7,078,320
FMC Corp.	49,000	3,062,010
Solutia, Inc. (a)	199,900	2,820,589
W.R. Grace & Co. (a)	123,100	3,159,977
		16,120,896
Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	135,000	3,732,750
Pactiv Corp. (a)	185,300	5,636,826
Temple-Inland, Inc.	155,100	3,111,306
		12,480,882
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	57,100	3,230,147
TOTAL MATERIALS		31,831,925
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Qwest Communications International, Inc.	1,542,600	8,731,116
UTILITIES - 12.0%
Electric Utilities - 2.7%
Great Plains Energy, Inc.	341,000	6,117,540
PPL Corp.	326,600	8,912,914
		15,030,454
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.6%
Questar Corp.	222,600	$ 3,661,770
UGI Corp.	193,500	5,216,760
		8,878,530
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	481,800	4,967,358
Constellation Energy Group, Inc.	221,900	7,012,040
		11,979,398
Multi-Utilities - 5.6%
Alliant Energy Corp.	197,700	6,832,512
CMS Energy Corp. (d)	352,900	5,618,168
Integrys Energy Group, Inc.	118,000	5,587,300
Sempra Energy	167,500	8,333,125
TECO Energy, Inc.	335,100	5,475,534
		31,846,639
TOTAL UTILITIES		67,735,021
TOTAL COMMON STOCKS (Cost $507,225,712)		561,414,407
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.24% (b)	2,909,872	2,909,872
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	7,081,050	7,081,050
TOTAL MONEY MARKET FUNDS (Cost $9,990,922)		9,990,922
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $517,216,634)		571,405,329
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,147,043)
NET ASSETS - 100%		$ 564,258,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,518
Fidelity Securities Lending Cash Central Fund	8,753
Total	$ 12,271
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $227,509,930 of which $142,309,837 and $85,200,093 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,835,508) - See accompanying schedule: Unaffiliated issuers (cost $507,225,712)	$ 561,414,407
Fidelity Central Funds (cost $9,990,922)	9,990,922
Total Investments (cost $517,216,634)		$ 571,405,329
Receivable for fund shares sold		1,017,574
Dividends receivable		212,733
Distributions receivable from Fidelity Central Funds		1,708
Other receivables		13,673
Total assets		572,651,017

Liabilities
Payable for fund shares redeemed	$ 860,442
Accrued management fee	259,173
Distribution fees payable	10,267
Other affiliated payables	150,030
Other payables and accrued expenses	31,769
Collateral on securities loaned, at value	7,081,050
Total liabilities		8,392,731

Net Assets		$ 564,258,286
Net Assets consist of:
Paid in capital		$ 698,332,808
Undistributed net investment income		683,653
Accumulated undistributed net realized gain (loss) on investments		(188,946,870)
Net unrealized appreciation (depreciation) on investments		54,188,695
Net Assets		$ 564,258,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,132,117 ÷ 1,336,537 shares)	$ 13.57

Maximum offering price per share (100/94.25 of $13.57)	$ 14.40
Class T: Net Asset Value and redemption price per share ($5,553,228 ÷ 410,224 shares)	$ 13.54

Maximum offering price per share (100/96.50 of $13.54)	$ 14.03
Class B: Net Asset Value and offering price per share ($1,811,144 ÷ 134,333 shares)A	$ 13.48

Class C: Net Asset Value and offering price per share ($3,613,640 ÷ 269,073 shares)A	$ 13.43

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($531,893,335 ÷ 38,966,869 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,254,822 ÷ 239,385 shares)	$ 13.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,264,257
Income from Fidelity Central Funds		12,271
Total income		3,276,528

Expenses
Management fee Basic fee	$ 1,543,394
Performance adjustment	(5,486)
Transfer agent fees	792,042
Distribution fees	53,586
Accounting and security lending fees	105,893
Custodian fees and expenses	13,724
Independent trustees' compensation	1,524
Registration fees	72,875
Audit	25,285
Legal	841
Miscellaneous	3,793
Total expenses before reductions	2,607,471
Expense reductions	(14,596)	2,592,875
Net investment income (loss)		683,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,089,156
Change in net unrealized appreciation (depreciation) on investment securities		1,768,408
Net gain (loss)		45,857,564
Net increase (decrease) in net assets resulting from operations		$ 46,541,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 683,653	$ 3,858,596
Net realized gain (loss)	44,089,156	26,717,625
Change in net unrealized appreciation (depreciation)	1,768,408	139,387,730
Net increase (decrease) in net assets resulting from operations	46,541,217	169,963,951
Distributions to shareholders from net investment income	-	(4,284,750)
Share transactions - net increase (decrease)	26,963,048	(45,044,410)
Redemption fees	20,233	14,039
Total increase (decrease) in net assets	73,524,498	120,648,830

Net Assets
Beginning of period	490,733,788	370,084,958
End of period (including undistributed net investment income of $683,653 and $0, respectively)	$ 564,258,286	$ 490,733,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J	.07	.09	.03
Net realized and unrealized gain (loss)	1.22	3.84	(6.47)	(1.78)
Total from investment operations	1.22	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	- J	(.77)
Total distributions	-	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	9.88%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.17% A	1.20%	1.12%	1.13% A
Net investment income (loss)	.01% A	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,132	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.06	(.02)
Net realized and unrealized gain (loss)	1.22	3.84	(6.46)	(1.76)
Total from investment operations	1.20	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.54	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	9.72%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.46%	1.38%	1.39% A
Net investment income (loss)	(.25)% A	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,553	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	1.21	3.82	(6.40)	(1.76)
Total from investment operations	1.16	3.81	(6.41)	(1.86)
Distributions from net investment income	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.48	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	9.42%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.96%	1.87%	1.89% A
Net investment income (loss)	(.75)% A	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	1.21	3.80	(6.41)	(1.77)
Total from investment operations	1.16	3.79	(6.41)	(1.87)
Distributions from net investment income	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.43	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	9.45%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.94% A	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.94% A	1.95%	1.86%	1.90% A
Net investment income (loss)	(.75)% A	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.02	.09	.13	.08	.09	.16 G
Net realized and unrealized gain (loss)	1.22	3.86	(6.49)	(1.34)	1.98	2.59
Total from investment operations	1.24	3.95	(6.36)	(1.26)	2.07	2.75
Distributions from net investment income	-	(.11)	(.16)	(.06)	(.09)	(.10)
Distributions from net realized gain	-	-	- I	(.77)	(.45)	(1.15)
Total distributions	-	(.11)	(.16)	(.83)	(.54)	(1.24) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.65	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65
Total Return B,C	9.99%	46.06%	(42.19)%	(7.67)%	13.48%	19.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.92% A	.95%	.85%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.92% A	.95%	.84%	.82%	.84%	.86%
Expenses net of all reductions	.92% A	.94%	.84%	.82%	.84%	.81%
Net investment income (loss)	.27% A	.88%	.99%	.47%	.56%	1.08% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,893	$ 469,476	$ 358,380	$ 737,234	$ 678,794	$ 365,817
Portfolio turnover rate F	135% A	202%	268%	264%	187%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.02	.10	.12	.07
Net realized and unrealized gain (loss)	1.22	3.84	(6.48)	(1.78)
Total from investment operations	1.24	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 13.60	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	10.03%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.94% A	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.94% A	.96%	.87%	.89% A
Expenses net of all reductions	.93% A	.95%	.87%	.88% A
Net investment income (loss)	.25% A	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,663,771
Gross unrealized depreciation	(18,356,377)
Net unrealized appreciation (depreciation)	$ 52,307,394

Tax cost	$ 519,097,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $393,742,330 and $366,565,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,462	$ 613
Class T	.25%	.25%	12,610	84
Class B	.75%	.25%	8,043	6,039
Class C	.75%	.25%	15,471	4,829
			$ 53,586	$ 11,565

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,805
Class T	1,382
Class B*	803
Class C*	35
$ 9,025

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,580.29
Class T	7,802.31
Class B	2,459.31
Class C	4,764.31
Mid Cap Value	751,289.29
Institutional Class	5,148.30
	$ 792,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,089 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,753.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,596 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 74,628
Class T	-	21,222
Class B	-	1,384
Class C	-	3,068
Mid Cap Value	-	4,156,210
Institutional Class	-	28,238
Total	$ -	$ 4,284,750

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	655,084	405,327	$ 9,036,199	$ 4,046,751
Reinvestment of distributions	-	5,669	-	70,300
Shares redeemed	(180,056)	(299,931)	(2,437,861)	(3,199,239)
Net increase (decrease)	475,028	111,065	$ 6,598,338	$ 917,812
Class T
Shares sold	147,080	131,444	$ 2,026,425	$ 1,389,171
Reinvestment of distributions	-	1,669	-	20,679
Shares redeemed	(61,833)	(90,831)	(845,011)	(912,462)
Net increase (decrease)	85,247	42,282	$ 1,181,414	$ 497,388
Class B
Shares sold	55,934	30,513	$ 776,180	$ 313,997
Reinvestment of distributions	-	109	-	1,344
Shares redeemed	(15,249)	(26,417)	(207,606)	(267,301)
Net increase (decrease)	40,685	4,205	$ 568,574	$ 48,040
Class C
Shares sold	118,603	109,584	$ 1,628,152	$ 1,171,720
Reinvestment of distributions	-	231	-	2,846
Shares redeemed	(36,362)	(67,939)	(483,981)	(709,535)
Net increase (decrease)	82,241	41,876	$ 1,144,171	$ 465,031
Mid Cap Value
Shares sold	6,538,151	9,409,750	$ 90,824,296	$ 90,681,785
Reinvestment of distributions	-	323,763	-	4,034,150
Shares redeemed	(5,402,545)	(13,731,872)	(73,084,031)	(143,397,630)
Net increase (decrease)	1,135,606	(3,998,359)	$ 17,740,265	$ (48,681,695)
Institutional Class
Shares sold	92,246	206,853	$ 1,245,718	$ 2,282,721
Reinvestment of distributions	-	2,075	-	25,751
Shares redeemed	(108,603)	(57,780)	(1,515,432)	(599,458)
Net increase (decrease)	(16,357)	151,148	$ (269,714)	$ 1,709,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCV-USAN-0910
1.838442.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Mid Cap Value
Fund - Institutional Class

Semiannual Report

July 31, 2010

Institutional Class is a class of
Fidelity® Mid Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	1.18%
Actual		$ 1,000.00	$ 1,098.80	$ 6.14
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.44%
Actual		$ 1,000.00	$ 1,097.20	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.94%
Actual		$ 1,000.00	$ 1,094.20	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Class C	1.94%
Actual		$ 1,000.00	$ 1,094.50	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.69
Mid Cap Value	.92%
Actual		$ 1,000.00	$ 1,099.90	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,100.30	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
SunTrust Banks, Inc.	1.7	1.3
Vornado Realty Trust	1.7	0.0
PPL Corp.	1.6	0.0
Regions Financial Corp.	1.6	1.0
Qwest Communications International, Inc.	1.6	1.4
Sempra Energy	1.5	1.8
Lincoln National Corp.	1.5	1.3
Unum Group	1.4	1.2
Comerica, Inc.	1.4	1.3
XL Capital Ltd. Class A	1.3	0.9
	15.3
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	28.3
Utilities	12.0	10.9
Energy	11.0	9.5
Industrials	10.7	10.8
Consumer Discretionary	10.5	12.3
Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Stocks 99.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	5.6%	** Foreign investments	7.1%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.9%
Autoliv, Inc. (c)	93,100	$ 5,347,664
TRW Automotive Holdings Corp. (a)	152,800	5,361,752
		10,709,416
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	105,100	4,402,639
Wyndham Worldwide Corp.	246,400	6,290,592
		10,693,231
Media - 1.2%
Virgin Media, Inc.	316,700	6,818,551
Multiline Retail - 1.9%
Big Lots, Inc. (a)	117,900	4,045,149
Macy's, Inc.	346,000	6,452,900
		10,498,049
Specialty Retail - 2.2%
GameStop Corp. Class A (a)	183,500	3,679,175
RadioShack Corp.	238,600	5,139,444
Signet Jewelers Ltd. (a)	120,900	3,599,193
		12,417,812
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc. (a)	109,300	2,737,965
Phillips-Van Heusen Corp.	101,900	5,287,591
		8,025,556
TOTAL CONSUMER DISCRETIONARY		59,162,615
CONSUMER STAPLES - 6.9%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	175,400	5,033,980
Constellation Brands, Inc. Class A (sub. vtg.) (a)	285,600	4,872,336
Dr Pepper Snapple Group, Inc.	192,100	7,213,355
Molson Coors Brewing Co. Class B	106,100	4,775,561
		21,895,232
Food Products - 2.5%
Del Monte Foods Co.	275,400	3,822,552
Smithfield Foods, Inc. (a)	214,600	3,058,050
The J.M. Smucker Co.	114,800	7,052,164
		13,932,766
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	105,700	$ 3,010,336
TOTAL CONSUMER STAPLES		38,838,334
ENERGY - 11.0%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. (a)	116,900	3,179,680
Helmerich & Payne, Inc.	168,500	6,829,305
Nabors Industries Ltd. (a)	278,100	5,119,821
Noble Corp.	172,300	5,599,750
Oil States International, Inc. (a)	153,200	7,038,008
Unit Corp. (a)	112,900	4,617,610
		32,384,174
Oil, Gas & Consumable Fuels - 5.3%
Cimarex Energy Co.	72,400	4,986,188
Massey Energy Co.	122,400	3,742,992
Newfield Exploration Co. (a)	121,700	6,506,082
QEP Resources, Inc. (a)	144,800	4,984,016
Southern Union Co.	105,700	2,385,649
Sunoco, Inc.	202,400	7,219,608
		29,824,535
TOTAL ENERGY		62,208,709
FINANCIALS - 29.4%
Commercial Banks - 6.5%
City National Corp.	64,500	3,655,215
Comerica, Inc.	204,000	7,825,440
Regions Financial Corp.	1,215,400	8,908,882
SunTrust Banks, Inc.	379,700	9,853,216
TCF Financial Corp.	396,600	6,282,144
		36,524,897
Consumer Finance - 3.0%
Capital One Financial Corp.	124,500	5,270,085
Discover Financial Services	365,671	5,583,796
SLM Corp. (a)	510,900	6,130,800
		16,984,681
Insurance - 10.8%
Assurant, Inc.	198,200	7,390,878
Axis Capital Holdings Ltd.	168,500	5,252,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc. (a)	1,041,200	$ 5,591,244
Delphi Financial Group, Inc. Class A	227,700	5,908,815
Endurance Specialty Holdings Ltd.	77,400	2,986,866
Everest Re Group Ltd.	59,800	4,641,676
Genworth Financial, Inc. Class A (a)	418,400	5,681,872
Lincoln National Corp.	313,000	8,150,520
Unum Group	356,900	8,144,458
XL Capital Ltd. Class A	424,200	7,521,066
		61,269,540
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	96,600	6,815,130
AvalonBay Communities, Inc.	53,700	5,643,333
Glimcher Realty Trust	95,700	636,405
SL Green Realty Corp.	119,600	7,204,704
The Macerich Co.	180,034	7,462,409
Ventas, Inc.	147,100	7,460,912
Vornado Realty Trust	117,900	9,759,762
		44,982,655
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	80,800	6,258,768
TOTAL FINANCIALS		166,020,541
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.4%
Cooper Companies, Inc.	90,200	3,505,172
Hill-Rom Holdings, Inc.	49,700	1,642,088
Kinetic Concepts, Inc. (a)	87,200	3,096,472
		8,243,732
Health Care Providers & Services - 1.7%
CIGNA Corp.	171,800	5,284,568
Humana, Inc. (a)	87,900	4,133,058
		9,417,626
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	152,800	2,973,488
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	151,800	$ 3,644,718
Mylan, Inc. (a)(d)	137,200	2,387,280
		6,031,998
TOTAL HEALTH CARE		26,666,844
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.6%
Spirit AeroSystems Holdings, Inc. Class A (a)	161,400	3,284,490
Airlines - 1.4%
Alaska Air Group, Inc. (a)	71,300	3,678,367
Continental Airlines, Inc. Class B (a)	160,800	4,023,216
		7,701,583
Building Products - 0.6%
Owens Corning (a)	105,600	3,324,288
Construction & Engineering - 1.0%
KBR, Inc.	243,000	5,438,340
Electrical Equipment - 0.8%
General Cable Corp. (a)	173,900	4,615,306
Industrial Conglomerates - 0.8%
Textron, Inc.	226,000	4,691,760
Machinery - 4.5%
Cummins, Inc.	79,400	6,321,034
Ingersoll-Rand Co. Ltd.	74,600	2,794,516
Navistar International Corp. (a)	112,300	5,807,033
Oshkosh Co. (a)	107,700	3,702,726
Timken Co.	208,100	6,996,322
		25,621,631
Road & Rail - 1.0%
Kansas City Southern (a)	158,400	5,813,280
TOTAL INDUSTRIALS		60,490,678
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.5%
CommScope, Inc. (a)	141,500	2,878,110
Computers & Peripherals - 2.5%
Lexmark International, Inc. Class A (a)	143,800	5,284,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	122,800	$ 5,366,360
Western Digital Corp. (a)	141,600	3,736,824
		14,387,834
Electronic Equipment & Components - 0.8%
Vishay Intertechnology, Inc. (a)	566,800	4,812,132
IT Services - 0.9%
Computer Sciences Corp.	107,200	4,859,376
Office Electronics - 1.3%
Xerox Corp.	756,200	7,365,388
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	745,300	5,425,784
TOTAL INFORMATION TECHNOLOGY		39,728,624
MATERIALS - 5.7%
Chemicals - 2.9%
Ashland, Inc.	139,200	7,078,320
FMC Corp.	49,000	3,062,010
Solutia, Inc. (a)	199,900	2,820,589
W.R. Grace & Co. (a)	123,100	3,159,977
		16,120,896
Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	135,000	3,732,750
Pactiv Corp. (a)	185,300	5,636,826
Temple-Inland, Inc.	155,100	3,111,306
		12,480,882
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	57,100	3,230,147
TOTAL MATERIALS		31,831,925
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Qwest Communications International, Inc.	1,542,600	8,731,116
UTILITIES - 12.0%
Electric Utilities - 2.7%
Great Plains Energy, Inc.	341,000	6,117,540
PPL Corp.	326,600	8,912,914
		15,030,454
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.6%
Questar Corp.	222,600	$ 3,661,770
UGI Corp.	193,500	5,216,760
		8,878,530
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	481,800	4,967,358
Constellation Energy Group, Inc.	221,900	7,012,040
		11,979,398
Multi-Utilities - 5.6%
Alliant Energy Corp.	197,700	6,832,512
CMS Energy Corp. (d)	352,900	5,618,168
Integrys Energy Group, Inc.	118,000	5,587,300
Sempra Energy	167,500	8,333,125
TECO Energy, Inc.	335,100	5,475,534
		31,846,639
TOTAL UTILITIES		67,735,021
TOTAL COMMON STOCKS (Cost $507,225,712)		561,414,407
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.24% (b)	2,909,872	2,909,872
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	7,081,050	7,081,050
TOTAL MONEY MARKET FUNDS (Cost $9,990,922)		9,990,922
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $517,216,634)		571,405,329
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,147,043)
NET ASSETS - 100%		$ 564,258,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,518
Fidelity Securities Lending Cash Central Fund	8,753
Total	$ 12,271
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $227,509,930 of which $142,309,837 and $85,200,093 will expire on January 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,835,508) - See accompanying schedule: Unaffiliated issuers (cost $507,225,712)	$ 561,414,407
Fidelity Central Funds (cost $9,990,922)	9,990,922
Total Investments (cost $517,216,634)		$ 571,405,329
Receivable for fund shares sold		1,017,574
Dividends receivable		212,733
Distributions receivable from Fidelity Central Funds		1,708
Other receivables		13,673
Total assets		572,651,017

Liabilities
Payable for fund shares redeemed	$ 860,442
Accrued management fee	259,173
Distribution fees payable	10,267
Other affiliated payables	150,030
Other payables and accrued expenses	31,769
Collateral on securities loaned, at value	7,081,050
Total liabilities		8,392,731

Net Assets		$ 564,258,286
Net Assets consist of:
Paid in capital		$ 698,332,808
Undistributed net investment income		683,653
Accumulated undistributed net realized gain (loss) on investments		(188,946,870)
Net unrealized appreciation (depreciation) on investments		54,188,695
Net Assets		$ 564,258,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,132,117 ÷ 1,336,537 shares)	$ 13.57

Maximum offering price per share (100/94.25 of $13.57)	$ 14.40
Class T: Net Asset Value and redemption price per share ($5,553,228 ÷ 410,224 shares)	$ 13.54

Maximum offering price per share (100/96.50 of $13.54)	$ 14.03
Class B: Net Asset Value and offering price per share ($1,811,144 ÷ 134,333 shares)A	$ 13.48

Class C: Net Asset Value and offering price per share ($3,613,640 ÷ 269,073 shares)A	$ 13.43

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($531,893,335 ÷ 38,966,869 shares)	$ 13.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,254,822 ÷ 239,385 shares)	$ 13.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,264,257
Income from Fidelity Central Funds		12,271
Total income		3,276,528

Expenses
Management fee Basic fee	$ 1,543,394
Performance adjustment	(5,486)
Transfer agent fees	792,042
Distribution fees	53,586
Accounting and security lending fees	105,893
Custodian fees and expenses	13,724
Independent trustees' compensation	1,524
Registration fees	72,875
Audit	25,285
Legal	841
Miscellaneous	3,793
Total expenses before reductions	2,607,471
Expense reductions	(14,596)	2,592,875
Net investment income (loss)		683,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,089,156
Change in net unrealized appreciation (depreciation) on investment securities		1,768,408
Net gain (loss)		45,857,564
Net increase (decrease) in net assets resulting from operations		$ 46,541,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 683,653	$ 3,858,596
Net realized gain (loss)	44,089,156	26,717,625
Change in net unrealized appreciation (depreciation)	1,768,408	139,387,730
Net increase (decrease) in net assets resulting from operations	46,541,217	169,963,951
Distributions to shareholders from net investment income	-	(4,284,750)
Share transactions - net increase (decrease)	26,963,048	(45,044,410)
Redemption fees	20,233	14,039
Total increase (decrease) in net assets	73,524,498	120,648,830

Net Assets
Beginning of period	490,733,788	370,084,958
End of period (including undistributed net investment income of $683,653 and $0, respectively)	$ 564,258,286	$ 490,733,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 8.53	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	- J	.07	.09	.03
Net realized and unrealized gain (loss)	1.22	3.84	(6.47)	(1.78)
Total from investment operations	1.22	3.91	(6.38)	(1.75)
Distributions from net investment income	-	(.09)	(.14)	(.06)
Distributions from net realized gain	-	-	- J	(.77)
Total distributions	-	(.09)	(.14)	(.83)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.35	$ 8.53	$ 15.05
Total Return B,C,D	9.88%	45.79%	(42.40)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.21%	1.12%	1.14% A
Expenses net of fee waivers, if any	1.18% A	1.21%	1.12%	1.14% A
Expenses net of all reductions	1.17% A	1.20%	1.12%	1.13% A
Net investment income (loss)	.01% A	.62%	.71%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,132	$ 10,640	$ 6,404	$ 7,445
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 8.53	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.06	(.02)
Net realized and unrealized gain (loss)	1.22	3.84	(6.46)	(1.76)
Total from investment operations	1.20	3.88	(6.40)	(1.78)
Distributions from net investment income	-	(.07)	(.11)	(.04)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.07)	(.11)	(.81)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.54	$ 12.34	$ 8.53	$ 15.04
Total Return B,C,D	9.72%	45.44%	(42.57)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.47%	1.38%	1.39% A
Expenses net of fee waivers, if any	1.44% A	1.47%	1.38%	1.39% A
Expenses net of all reductions	1.44% A	1.46%	1.38%	1.39% A
Net investment income (loss)	(.25)% A	.36%	.45%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,553	$ 4,010	$ 2,413	$ 3,714
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 8.53	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	(.01)	(.10)
Net realized and unrealized gain (loss)	1.21	3.82	(6.40)	(1.76)
Total from investment operations	1.16	3.81	(6.41)	(1.86)
Distributions from net investment income	-	(.02)	(.05)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.05)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.48	$ 12.32	$ 8.53	$ 14.99
Total Return B,C,D	9.42%	44.61%	(42.79)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.97%	1.87%	1.89% A
Expenses net of fee waivers, if any	1.94% A	1.97%	1.87%	1.89% A
Expenses net of all reductions	1.94% A	1.96%	1.87%	1.89% A
Net investment income (loss)	(.75)% A	(.14)%	(.04)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,154	$ 763	$ 1,304
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 8.50	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)	-	(.10)
Net realized and unrealized gain (loss)	1.21	3.80	(6.41)	(1.77)
Total from investment operations	1.16	3.79	(6.41)	(1.87)
Distributions from net investment income	-	(.02)	(.07)	(.01)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.02)	(.07)	(.78)
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 13.43	$ 12.27	$ 8.50	$ 14.98
Total Return B,C,D	9.45%	44.56%	(42.79)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.96%	1.86%	1.90% A
Expenses net of fee waivers, if any	1.94% A	1.96%	1.86%	1.90% A
Expenses net of all reductions	1.94% A	1.95%	1.86%	1.90% A
Net investment income (loss)	(.75)% A	(.13)%	(.03)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 2,293	$ 1,232	$ 1,658
Portfolio turnover rate G	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.02	.09	.13	.08	.09	.16 G
Net realized and unrealized gain (loss)	1.22	3.86	(6.49)	(1.34)	1.98	2.59
Total from investment operations	1.24	3.95	(6.36)	(1.26)	2.07	2.75
Distributions from net investment income	-	(.11)	(.16)	(.06)	(.09)	(.10)
Distributions from net realized gain	-	-	- I	(.77)	(.45)	(1.15)
Total distributions	-	(.11)	(.16)	(.83)	(.54)	(1.24) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.65	$ 12.41	$ 8.57	$ 15.09	$ 17.18	$ 15.65
Total Return B,C	9.99%	46.06%	(42.19)%	(7.67)%	13.48%	19.97%
Ratios to Average Net Assets E,H
Expenses before reductions	.92% A	.95%	.85%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.92% A	.95%	.84%	.82%	.84%	.86%
Expenses net of all reductions	.92% A	.94%	.84%	.82%	.84%	.81%
Net investment income (loss)	.27% A	.88%	.99%	.47%	.56%	1.08% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,893	$ 469,476	$ 358,380	$ 737,234	$ 678,794	$ 365,817
Portfolio turnover rate F	135% A	202%	268%	264%	187%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 8.54	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.02	.10	.12	.07
Net realized and unrealized gain (loss)	1.22	3.84	(6.48)	(1.78)
Total from investment operations	1.24	3.94	(6.36)	(1.71)
Distributions from net investment income	-	(.12)	(.16)	(.09)
Distributions from net realized gain	-	-	-	(.77)
Total distributions	-	(.12)	(.16)	(.86)
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 13.60	$ 12.36	$ 8.54	$ 15.06
Total Return B,C	10.03%	46.12%	(42.26)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.94% A	.96%	.87%	.89% A
Expenses net of fee waivers, if any	.94% A	.96%	.87%	.89% A
Expenses net of all reductions	.93% A	.95%	.87%	.88% A
Net investment income (loss)	.25% A	.87%	.96%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,255	$ 3,162	$ 894	$ 1,452
Portfolio turnover rate F	135% A	202%	268%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mid Cap Value, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,663,771
Gross unrealized depreciation	(18,356,377)
Net unrealized appreciation (depreciation)	$ 52,307,394

Tax cost	$ 519,097,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $393,742,330 and $366,565,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid Cap Value as compared to an appropriate benchmark index. For the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 17,462	$ 613
Class T	.25%	.25%	12,610	84
Class B	.75%	.25%	8,043	6,039
Class C	.75%	.25%	15,471	4,829
			$ 53,586	$ 11,565

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,805
Class T	1,382
Class B*	803
Class C*	35
$ 9,025

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,580.29
Class T	7,802.31
Class B	2,459.31
Class C	4,764.31
Mid Cap Value	751,289.29
Institutional Class	5,148.30
	$ 792,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,089 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,753.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,596 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
Class A	$ -	$ 74,628
Class T	-	21,222
Class B	-	1,384
Class C	-	3,068
Mid Cap Value	-	4,156,210
Institutional Class	-	28,238
Total	$ -	$ 4,284,750

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010	Six months ended July 31, 2010	Year ended January 31, 2010
Class A
Shares sold	655,084	405,327	$ 9,036,199	$ 4,046,751
Reinvestment of distributions	-	5,669	-	70,300
Shares redeemed	(180,056)	(299,931)	(2,437,861)	(3,199,239)
Net increase (decrease)	475,028	111,065	$ 6,598,338	$ 917,812
Class T
Shares sold	147,080	131,444	$ 2,026,425	$ 1,389,171
Reinvestment of distributions	-	1,669	-	20,679
Shares redeemed	(61,833)	(90,831)	(845,011)	(912,462)
Net increase (decrease)	85,247	42,282	$ 1,181,414	$ 497,388
Class B
Shares sold	55,934	30,513	$ 776,180	$ 313,997
Reinvestment of distributions	-	109	-	1,344
Shares redeemed	(15,249)	(26,417)	(207,606)	(267,301)
Net increase (decrease)	40,685	4,205	$ 568,574	$ 48,040
Class C
Shares sold	118,603	109,584	$ 1,628,152	$ 1,171,720
Reinvestment of distributions	-	231	-	2,846
Shares redeemed	(36,362)	(67,939)	(483,981)	(709,535)
Net increase (decrease)	82,241	41,876	$ 1,144,171	$ 465,031
Mid Cap Value
Shares sold	6,538,151	9,409,750	$ 90,824,296	$ 90,681,785
Reinvestment of distributions	-	323,763	-	4,034,150
Shares redeemed	(5,402,545)	(13,731,872)	(73,084,031)	(143,397,630)
Net increase (decrease)	1,135,606	(3,998,359)	$ 17,740,265	$ (48,681,695)
Institutional Class
Shares sold	92,246	206,853	$ 1,245,718	$ 2,282,721
Reinvestment of distributions	-	2,075	-	25,751
Shares redeemed	(108,603)	(57,780)	(1,515,432)	(599,458)
Net increase (decrease)	(16,357)	151,148	$ (269,714)	$ 1,709,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

AMCVI-USAN-0910
1.838435.101

Fidelity®
Series Large Cap Value Fund

and

Fidelity
Series All-Sector Equity Fund

Fidelity Series Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Class F

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Series Large Cap Value Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investment's over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series All-Sector Equity Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investment's over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Fidelity Series Large Cap Value Fund
Series Large Cap Value	.75%
Actual		$ 1,000.00	$ 1,017.30	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class F	.52%
Actual		$ 1,000.00	$ 1,018.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.91%
Actual		$ 1,000.00	$ 1,045.30	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Class F	.68%
Actual		$ 1,000.00	$ 1,046.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	3.7	4.9
JPMorgan Chase & Co.	3.4	3.3
Chevron Corp.	3.2	1.8
Bank of America Corp.	2.6	2.9
General Electric Co.	2.3	2.2
Sprint Nextel Corp.	2.2	2.4
Merck & Co., Inc.	2.1	2.5
AT&T, Inc.	1.8	1.8
Citigroup, Inc.	1.7	0.5
Johnson & Johnson	1.7	0.0
	24.7
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.1	24.7
Energy	12.4	16.4
Health Care	11.9	10.3
Industrials	10.2	8.4
Consumer Staples	8.2	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks 96.7%		Stocks 98.4%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	9.9%	** Foreign investments	11.9%

Semiannual Report

Fidelity Series Large Cap Value Fund

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	658,800	$ 23,117,292
Automobiles - 0.5%
Ford Motor Co. (a)	3,181,100	40,622,647
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	942,292	24,056,715
Household Durables - 0.2%
D.R. Horton, Inc.	1,654,900	18,236,998
Media - 3.4%
Comcast Corp.:
Class A	2,971,100	57,847,317
Class A (special) (non-vtg.)	4,161,041	76,812,817
Madison Square Garden, Inc. Class A (a)	301,043	5,792,067
The Walt Disney Co.	185,200	6,239,388
Time Warner, Inc.	2,848,466	89,612,740
Viacom, Inc. Class B (non-vtg.)	1,528,277	50,494,272
		286,798,601
Multiline Retail - 0.6%
Macy's, Inc.	1,877,700	35,019,105
Target Corp.	403,900	20,728,148
		55,747,253
Specialty Retail - 0.1%
Staples, Inc.	420,800	8,554,864
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	308,100	24,441,573
TOTAL CONSUMER DISCRETIONARY		481,575,943
CONSUMER STAPLES - 8.2%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	192,796	10,210,790
Coca-Cola Enterprises, Inc.	716,400	20,560,680
Dr Pepper Snapple Group, Inc.	902,800	33,900,140
Grupo Modelo SAB de CV Series C	16,778,400	91,073,427
Molson Coors Brewing Co. Class B	685,774	30,866,688
The Coca-Cola Co.	391,030	21,549,663
		208,161,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	950,000	$ 29,155,500
Kroger Co.	1,433,200	30,355,176
		59,510,676
Food Products - 2.0%
Archer Daniels Midland Co.	1,237,900	33,868,944
Bunge Ltd.	180,531	8,963,364
Dean Foods Co. (a)	1,508,514	17,287,570
Kraft Foods, Inc. Class A	1,470,400	42,950,384
Ralcorp Holdings, Inc. (a)	391,000	22,834,400
Smithfield Foods, Inc. (a)	1,347,504	19,201,932
The J.M. Smucker Co.	403,835	24,807,584
		169,914,178
Household Products - 2.3%
Energizer Holdings, Inc. (a)	430,900	26,508,968
Kimberly-Clark Corp.	699,200	44,832,704
Procter & Gamble Co.	2,051,313	125,458,303
		196,799,975
Tobacco - 0.8%
Altria Group, Inc.	1,570,000	34,791,200
Philip Morris International, Inc.	629,100	32,109,264
		66,900,464
TOTAL CONSUMER STAPLES		701,286,681
ENERGY - 12.4%
Energy Equipment & Services - 1.3%
Dresser-Rand Group, Inc. (a)	592,900	22,061,809
Halliburton Co.	1,032,300	30,845,124
Noble Corp.	1,260,100	40,953,250
Transocean Ltd. (a)	311,645	14,401,115
		108,261,298
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	406,427	19,979,951
Apache Corp.	753,400	72,009,972
Arch Coal, Inc.	493,063	11,680,662
BP PLC sponsored ADR	2,445,954	94,095,850
Chevron Corp.	3,579,684	272,807,718
ConocoPhillips	2,198,455	121,398,685
Exxon Mobil Corp.	307,383	18,344,617
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	3,050,200	$ 102,029,190
Occidental Petroleum Corp.	462,300	36,027,039
Petrobank Energy & Resources Ltd. (a)	339,300	13,978,652
Southwestern Energy Co. (a)	109,008	3,973,342
Suncor Energy, Inc.	1,326,160	43,721,545
Sunoco, Inc.	3,355,594	119,694,038
Total SA sponsored ADR	403,300	20,419,079
		950,160,340
TOTAL ENERGY		1,058,421,638
FINANCIALS - 27.1%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	1,772,600	44,439,082
Goldman Sachs Group, Inc.	889,439	134,145,190
Invesco Ltd.	1,116,567	21,817,719
Morgan Stanley	1,682,300	45,405,277
Northern Trust Corp.	708,800	33,306,512
State Street Corp.	752,512	29,287,767
UBS AG (a)	435,952	7,401,431
		315,802,978
Commercial Banks - 5.0%
Aozora Bank Ltd.	7,000,000	9,314,434
BB&T Corp.	1,161,200	28,832,596
Comerica, Inc.	658,600	25,263,896
KeyCorp	1,000,000	8,460,000
PNC Financial Services Group, Inc.	1,906,000	113,197,340
Regions Financial Corp.	3,830,400	28,076,832
Sumitomo Mitsui Financial Group, Inc.	1,418,300	43,915,196
SunTrust Banks, Inc.	1,502,200	38,982,090
Wells Fargo & Co.	4,615,706	127,993,527
		424,035,911
Consumer Finance - 1.0%
Capital One Financial Corp.	1,401,600	59,329,728
Discover Financial Services	1,569,500	23,966,265
		83,295,993
Diversified Financial Services - 8.2%
Bank of America Corp.	15,437,235	216,738,779
Citigroup, Inc. (a)	36,189,500	148,376,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,694,668	$ 16,254,170
JPMorgan Chase & Co.	7,262,886	292,549,048
Moody's Corp. (d)	910,200	21,435,210
		695,354,157
Insurance - 7.9%
Allstate Corp.	1,883,200	53,181,568
Alterra Capital Holdings Ltd.	1,044,000	20,201,400
Assurant, Inc.	1,212,553	45,216,101
Berkshire Hathaway, Inc. Class B (a)	1,689,311	131,968,975
Everest Re Group Ltd.	537,500	41,720,750
First American Financial Corp.	1,547,600	22,827,100
Genworth Financial, Inc. Class A (a)	2,191,200	29,756,496
Lincoln National Corp.	2,755,000	71,740,200
MetLife, Inc.	1,475,000	62,038,500
RenaissanceRe Holdings Ltd.	398,142	22,781,685
The Travelers Companies, Inc.	1,405,132	70,888,909
Torchmark Corp.	455,700	24,183,999
Unum Group	1,390,400	31,728,928
XL Capital Ltd. Class A	2,698,759	47,848,997
		676,083,608
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.	360,000	37,832,400
SL Green Realty Corp.	437,000	26,324,880
The Macerich Co.	510,435	21,157,531
		85,314,811
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	2,732,565	23,500,059
TOTAL FINANCIALS		2,303,387,517
HEALTH CARE - 11.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	650,400	35,466,312
Gilead Sciences, Inc. (a)	1,139,429	37,965,774
		73,432,086
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	549,900	24,069,123
Cooper Companies, Inc.	502,200	19,515,492
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	529,400	$ 19,757,208
Hill-Rom Holdings, Inc.	657,900	21,737,016
Zimmer Holdings, Inc. (a)	527,400	27,946,926
		113,025,765
Health Care Providers & Services - 1.2%
CIGNA Corp.	1,158,300	35,629,308
Humana, Inc. (a)	602,500	28,329,550
UnitedHealth Group, Inc.	1,159,482	35,306,227
		99,265,085
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	1,928,800	37,534,448
Pharmaceuticals - 8.1%
Endo Pharmaceuticals Holdings, Inc. (a)	970,500	23,301,705
Johnson & Johnson	2,470,500	143,511,345
Merck & Co., Inc.	5,128,050	176,712,603
Pfizer, Inc.	20,933,371	314,000,572
Sanofi-Aventis sponsored ADR	156,738	4,567,345
Watson Pharmaceuticals, Inc. (a)	644,700	26,110,350
		688,203,920
TOTAL HEALTH CARE		1,011,461,304
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.1%
Raytheon Co.	1,045,000	48,352,150
United Technologies Corp.	657,700	46,762,470
		95,114,620
Airlines - 0.2%
Alaska Air Group, Inc. (a)	413,900	21,353,101
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	139,508	5,100,412
Owens Corning (a)	733,866	23,102,102
		28,202,514
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,018,500	32,449,410
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	1,261,590	$ 46,136,346
KBR, Inc.	2,788,445	62,405,399
		108,541,745
Electrical Equipment - 0.4%
AMETEK, Inc.	691,931	30,631,785
Industrial Conglomerates - 3.5%
General Electric Co.	11,883,885	191,568,226
Siemens AG sponsored ADR	205,500	20,013,645
Textron, Inc.	4,188,114	86,945,247
		298,527,118
Machinery - 1.3%
Ingersoll-Rand Co. Ltd.	765,900	28,690,614
Navistar International Corp. (a)	1,103,400	57,056,814
Timken Co.	738,200	24,818,284
		110,565,712
Road & Rail - 1.7%
CSX Corp.	1,401,100	73,865,992
Hertz Global Holdings, Inc. (a)(d)	975,600	11,453,544
Kansas City Southern (a)	594,700	21,825,490
Union Pacific Corp.	499,800	37,320,066
		144,465,092
TOTAL INDUSTRIALS		869,851,097
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	717,500	16,552,725
Comverse Technology, Inc. (a)	8,501,284	63,759,630
		80,312,355
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,186,000	28,942,640
Hewlett-Packard Co.	1,151,100	52,996,644
Lexmark International, Inc. Class A (a)	630,200	23,159,850
Seagate Technology (a)	7,738,534	97,118,602
Western Digital Corp. (a)	1,083,600	28,596,204
		230,813,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	2,262,666	$ 56,906,050
Corning, Inc.	600,000	10,872,000
		67,778,050
Internet Software & Services - 0.5%
eBay, Inc. (a)	1,923,800	40,226,658
IT Services - 0.2%
CoreLogic, Inc. (a)	1,007,600	20,182,228
Office Electronics - 1.1%
Xerox Corp.	9,499,253	92,522,724
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)(d)	3,043,100	22,792,819
Intel Corp.	330,500	6,808,300
MEMC Electronic Materials, Inc. (a)	2,179,456	20,835,599
Micron Technology, Inc. (a)	4,160,300	30,286,984
		80,723,702
Software - 0.5%
CA, Inc.	1,079,800	21,120,888
Electronic Arts, Inc. (a)	1,043,673	16,625,711
Microsoft Corp.	237,900	6,140,199
		43,886,798
TOTAL INFORMATION TECHNOLOGY		656,446,455
MATERIALS - 2.5%
Chemicals - 1.5%
Ashland, Inc.	497,800	25,313,130
Clariant AG (Reg.) (a)	1,925,000	25,505,257
Dow Chemical Co.	2,764,700	75,559,251
		126,377,638
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	785,800	21,727,370
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	338,900	24,244,906
Goldcorp, Inc.	954,200	37,408,687
		61,653,593
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	400,000	$ 6,488,000
TOTAL MATERIALS		216,246,601
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	5,757,886	149,359,563
Frontier Communications Corp.	303,291	2,317,143
Qwest Communications International, Inc.	19,138,200	108,322,212
Verizon Communications, Inc.	2,678,683	77,842,528
		337,841,446
Wireless Telecommunication Services - 2.7%
Sprint Nextel Corp. (a)	41,188,553	188,231,687
Vodafone Group PLC sponsored ADR	1,819,200	42,714,816
		230,946,503
TOTAL TELECOMMUNICATION SERVICES		568,787,949
UTILITIES - 4.3%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	2,410,163	54,951,716
Entergy Corp.	548,100	42,483,231
FirstEnergy Corp.	871,402	32,851,855
PPL Corp.	1,464,600	39,968,934
		170,255,736
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	1,642,600	22,175,100
Constellation Energy Group, Inc.	886,300	28,007,080
		50,182,180
Multi-Utilities - 1.7%
PG&E Corp.	1,200,800	53,315,520
Public Service Enterprise Group, Inc.	1,556,000	51,192,400
Sempra Energy	801,394	39,869,352
		144,377,272
TOTAL UTILITIES		364,815,188
TOTAL COMMON STOCKS (Cost $7,278,263,355)		8,232,280,373
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	246,465,409	$ 246,465,409
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	9,828,675	9,828,675
TOTAL MONEY MARKET FUNDS (Cost $256,294,084)		256,294,084
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,197,000)	$ 2,197,038	2,197,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,536,754,439)		8,490,771,457
NET OTHER ASSETS (LIABILITIES) - 0.2%		21,090,195
NET ASSETS - 100%		$ 8,511,861,652
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,197,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 877,824
Banc of America Securities LLC	332,118
Barclays Capital, Inc.	987,058
$ 2,197,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,845
Fidelity Securities Lending Cash Central Fund	157,346
Total	$ 299,191
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 481,575,943	$ 481,575,943	$ -	$ -
Consumer Staples	701,286,681	701,286,681	-	-
Energy	1,058,421,638	1,058,421,638	-	-
Financials	2,303,387,517	2,279,731,916	23,655,601	-
Health Care	1,011,461,304	1,011,461,304	-	-
Industrials	869,851,097	869,851,097	-	-
Information Technology	656,446,455	656,446,455	-	-
Materials	216,246,601	216,246,601	-	-
Telecommunication Services	568,787,949	568,787,949	-	-
Utilities	364,815,188	364,815,188	-	-
Money Market Funds	256,294,084	256,294,084	-	-
Cash Equivalents	2,197,000	-	2,197,000	-
Total Investments in Securities:	$ 8,490,771,457	$ 8,464,918,856	$ 25,852,601	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,716,709 and repurchase agreements of $2,197,000) - See accompanying schedule: Unaffiliated issuers (cost $7,280,460,355)	$ 8,234,477,373
Fidelity Central Funds (cost $256,294,084)	256,294,084
Total Investments (cost $7,536,754,439)		$ 8,490,771,457
Cash		625
Receivable for investments sold		119,540,480
Receivable for fund shares sold		11,776,906
Dividends receivable		17,342,494
Distributions receivable from Fidelity Central Funds		42,935
Other receivables		324,246
Total assets		8,639,799,143

Liabilities
Payable for investments purchased	$ 112,615,351
Payable for fund shares redeemed	619,677
Accrued management fee	3,312,677
Other affiliated payables	1,500,969
Other payables and accrued expenses	60,142
Collateral on securities loaned, at value	9,828,675
Total liabilities		127,937,491

Net Assets		$ 8,511,861,652
Net Assets consist of:
Paid in capital		$ 7,240,559,225
Undistributed net investment income		55,321,353
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		261,964,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		954,016,708
Net Assets		$ 8,511,861,652

Series Large Cap Value: Net Asset Value, offering price and redemption price per share ($7,463,413,377 ÷ 675,115,292 shares)		$ 11.06

Class F: Net Asset Value, offering price and redemption price per share ($1,048,448,275 ÷ 94,746,772 shares)		$ 11.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 85,380,487
Interest		985
Income from Fidelity Central Funds		299,191
Total income		85,680,663

Expenses
Management fee Basic fee	$ 23,341,080
Performance adjustment	(2,427,751)
Transfer agent fees	8,761,311
Accounting and security lending fees	613,255
Custodian fees and expenses	96,029
Independent trustees' compensation	23,252
Audit	29,208
Legal	13,355
Miscellaneous	58,595
Total expenses before reductions	30,508,334
Expense reductions	(472,320)	30,036,014
Net investment income (loss)		55,644,649
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,250,376
Foreign currency transactions	60,277
Total net realized gain (loss)		321,310,653
Change in net unrealized appreciation (depreciation) on: Investment securities	(236,448,692)
Assets and liabilities in foreign currencies	1,904
Total change in net unrealized appreciation (depreciation)		(236,446,788)
Net gain (loss)		84,863,865
Net increase (decrease) in net assets resulting from operations		$ 140,508,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,644,649	$ 77,450,111
Net realized gain (loss)	321,310,653	364,047,555
Change in net unrealized appreciation (depreciation)	(236,446,788)	1,331,691,507
Net increase (decrease) in net assets resulting from operations	140,508,514	1,773,189,173
Distributions to shareholders from net investment income	(2,956,983)	(74,852,501)
Distributions to shareholders from net realized gain	(133,075,035)	(265,769,351)
Total distributions	(136,032,018)	(340,621,852)
Share transactions - net increase (decrease)	671,747,292	4,346,174,522
Total increase (decrease) in net assets	676,223,788	5,778,741,843

Net Assets
Beginning of period	7,835,637,864	2,056,896,021
End of period (including undistributed net investment income of $55,321,353 and undistributed net investment income of $2,633,687, respectively)	$ 8,511,861,652	$ 7,835,637,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Large Cap Value

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.13	.05
Net realized and unrealized gain (loss)	.13	2.35	(.90)
Total from investment operations	.20	2.48	(.85)
Distributions from net investment income	- I	(.11)	(.04)
Distributions from net realized gain	(.19)	(.43)	-
Total distributions	(.19) J	(.54)	(.04)
Net asset value, end of period	$ 11.06	$ 11.05	$ 9.11
Total Return B, C	1.73%	27.43%	(8.58)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.85%	.90% A
Expenses net of fee waivers, if any	.75% A	.85%	.90% A
Expenses net of all reductions	.74% A	.84%	.90% A
Net investment income (loss)	1.31% A	1.24%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,463,413	$ 7,388,558	$ 2,056,896
Portfolio turnover rate F	114% A	138%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.186 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2010	Year ended January 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.09	.05
Net realized and unrealized gain (loss)	.12	1.77
Total from investment operations	.21	1.82
Distributions from net investment income	(.01)	(.13)
Distributions from net realized gain	(.19)	(.36)
Total distributions	(.19) I	(.49)
Net asset value, end of period	$ 11.07	$ 11.05
Total Return B, C	1.84%	18.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.58% A
Expenses net of fee waivers, if any	.52% A	.58% A
Expenses net of all reductions	.51% A	.57% A
Net investment income (loss)	1.54% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,048,448	$ 447,080
Portfolio turnover rate F	114% A	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.186 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	0.6
JPMorgan Chase & Co.	2.3	2.4
Microsoft Corp.	2.2	3.0
Wells Fargo & Co.	1.8	2.1
The Coca-Cola Co.	1.6	1.0
General Electric Co.	1.6	1.5
Citigroup, Inc.	1.6	0.9
Procter & Gamble Co.	1.5	2.0
ASML Holding NV	1.3	1.3
Merck & Co., Inc.	1.3	1.7
	17.9
Top Five Market Sectors as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.2
Financials	16.3	14.6
Consumer Staples	10.7	11.4
Energy	10.7	10.7
Industrials	10.6	10.5
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks and Equity Futures 97.8%		Stocks and Equity Futures 97.8%
	Convertible Securities 0.0%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	14.3%	** Foreign investments	14.5%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.4%
Johnson Controls, Inc.	915,100	$ 26,364,031
TRW Automotive Holdings Corp. (a)	245,323	8,608,384
		34,972,415
Automobiles - 0.8%
BYD Co. Ltd. (H Shares) (d)	828,000	5,697,663
Daimler AG (United States) (a)	190,900	10,318,145
Ford Motor Co. (a)	2,409,435	30,768,485
Harley-Davidson, Inc.	534,700	14,559,881
Toyota Motor Corp. sponsored ADR	97,500	6,847,425
		68,191,599
Distributors - 0.1%
Li & Fung Ltd.	2,007,000	9,198,481
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	241,700	10,124,813
Las Vegas Sands Corp. (a)	427,900	11,493,394
Marriott International, Inc. Class A	507,239	17,200,474
McDonald's Corp.	1,098,300	76,584,459
Royal Caribbean Cruises Ltd. (a)	308,600	8,906,196
Starwood Hotels & Resorts Worldwide, Inc.	456,300	22,107,735
Yum! Brands, Inc.	108,200	4,468,660
		150,885,731
Household Durables - 0.3%
D.R. Horton, Inc.	793,797	8,747,643
M.D.C. Holdings, Inc.	258,620	7,531,014
Stanley Black & Decker, Inc.	217,699	12,630,896
		28,909,553
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	266,078	31,367,935
Expedia, Inc.	843,000	19,119,240
Rakuten, Inc.	6,773	5,187,997
		55,675,172
Leisure Equipment & Products - 0.1%
Brunswick Corp.	350,397	5,928,717
Eastman Kodak Co. (a)(d)	904,200	3,589,674
		9,518,391
Media - 2.9%
DIRECTV (a)	1,255,300	46,646,948
DreamWorks Animation SKG, Inc. Class A (a)	47,190	1,470,440
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)(d)	373,500	$ 10,924,875
Naspers Ltd. Class N	130,400	5,559,738
The Walt Disney Co.	2,308,700	77,780,103
Time Warner Cable, Inc.	582,933	33,326,280
Time Warner, Inc.	1,502,831	47,279,063
Viacom, Inc. Class B (non-vtg.)	991,300	32,752,552
		255,739,999
Multiline Retail - 0.5%
Target Corp.	836,300	42,918,916
Specialty Retail - 2.1%
Best Buy Co., Inc.	535,158	18,548,576
Hengdeli Holdings Ltd.	12,080,000	5,536,505
Home Depot, Inc.	1,931,500	55,067,065
Inditex SA	176,310	11,662,027
Lowe's Companies, Inc.	1,859,800	38,572,252
Ross Stores, Inc.	142,300	7,493,518
Sally Beauty Holdings, Inc. (a)	1,023,500	9,682,310
Tiffany & Co., Inc.	220,800	9,289,056
TJX Companies, Inc.	427,300	17,741,496
Urban Outfitters, Inc. (a)	246,800	7,937,088
		181,529,893
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	67,259	8,206,918
Ports Design Ltd.	1,049,500	2,699,583
Trinity Ltd.	4,932,000	3,168,417
		14,074,918
TOTAL CONSUMER DISCRETIONARY		851,615,068
CONSUMER STAPLES - 10.7%
Beverages - 3.8%
Anheuser-Busch InBev SA NV	457,465	24,228,091
Coca-Cola Bottling Co. Consolidated	98,140	5,064,024
Coca-Cola FEMSA SAB de CV sponsored ADR	73,553	5,038,381
Coca-Cola Icecek AS	248,464	2,587,995
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	44,914	4,905,507
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,667,247	28,443,234
Diageo PLC sponsored ADR	355,516	24,843,458
Embotelladora Andina SA sponsored ADR (d)	188,597	5,009,136
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	677,109	$ 30,476,676
PepsiCo, Inc.	1,063,237	69,014,714
The Coca-Cola Co.	2,526,940	139,259,663
		338,870,879
Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc. (a)	273,860	12,474,323
CVS Caremark Corp.	1,445,807	44,371,817
Kroger Co.	1,418,068	30,034,680
Safeway, Inc.	100,672	2,067,803
Wal-Mart Stores, Inc.	1,056,428	54,078,549
Walgreen Co.	1,799,381	51,372,328
		194,399,500
Food Products - 1.1%
Archer Daniels Midland Co.	557,962	15,265,840
Ausnutria Dairy Hunan Co. Ltd. Class H	3,697,000	2,237,000
Bunge Ltd.	64,200	3,187,530
Dean Foods Co. (a)	1,553,974	17,808,542
Green Mountain Coffee Roasters, Inc. (a)	259,073	7,976,858
Nestle SA	416,995	20,618,542
Unilever NV unit	819,760	24,174,722
Viterra, Inc. (a)	341,700	2,675,894
		93,944,928
Household Products - 1.7%
Colgate-Palmolive Co.	141,533	11,178,276
Energizer Holdings, Inc. (a)	152,400	9,375,648
Procter & Gamble Co.	2,116,641	129,453,764
		150,007,688
Personal Products - 0.5%
Avon Products, Inc.	1,342,720	41,798,874
Tobacco - 1.4%
Altria Group, Inc.	1,453,186	32,202,602
British American Tobacco PLC sponsored ADR	715,175	49,297,013
Philip Morris International, Inc.	712,431	36,362,478
Souza Cruz Industria Comerico	62,400	2,860,074
		120,722,167
TOTAL CONSUMER STAPLES		939,744,036
Common Stocks - continued
	Shares	Value
ENERGY - 10.7%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	1,520,978	$ 73,417,608
Cameron International Corp. (a)	166,331	6,585,044
Ensco International Ltd. ADR	306,345	12,808,284
Halliburton Co.	1,559,189	46,588,567
National Oilwell Varco, Inc.	212,324	8,314,608
Noble Corp.	591,457	19,222,353
Oceaneering International, Inc. (a)	144,675	7,158,519
Pride International, Inc. (a)	595,205	14,159,927
Saipem SpA	194,684	7,003,262
Schlumberger Ltd.	174,526	10,412,221
Smith International, Inc.	1,101,359	45,684,371
Transocean Ltd. (a)	235,592	10,886,706
Vantage Drilling Co. (a)	1,058,100	1,407,273
Weatherford International Ltd. (a)	474,434	7,685,831
		271,334,574
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	392,400	15,040,692
Anadarko Petroleum Corp.	415,309	20,416,590
Apache Corp.	350,188	33,470,969
BG Group PLC	1,505,702	24,123,162
BP PLC	633,500	4,049,354
BP PLC sponsored ADR	475,255	18,283,060
Chevron Corp.	1,007,389	76,773,116
China Shenhua Energy Co. Ltd. (H Shares)	877,500	3,377,824
Concho Resources, Inc. (a)	151,454	9,084,211
Concho Resources, Inc. (a)(g)	86,347	4,661,184
Denbury Resources, Inc. (a)	1,610,099	25,503,968
Exxon Mobil Corp.	1,527,265	91,147,175
Falkland Oil & Gas Ltd. (a)	677,900	1,350,287
Frontier Oil Corp.	321,700	3,953,693
Imperial Oil Ltd.	90,300	3,533,115
InterOil Corp. (a)	84,800	5,088,000
Marathon Oil Corp.	1,191,367	39,851,226
Mariner Energy, Inc. (a)	98,100	2,343,609
Massey Energy Co.	307,100	9,391,118
Niko Resources Ltd.	24,200	2,610,337
Occidental Petroleum Corp.	407,902	31,787,803
OPTI Canada, Inc. (a)	577,700	927,287
Peabody Energy Corp.	85,100	3,842,265
Petrobank Energy & Resources Ltd. (a)	352,900	14,538,951
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	653,759	$ 10,309,779
Plains Exploration & Production Co. (a)	628,977	14,183,431
Royal Dutch Shell PLC Class B ADR	1,159,200	61,924,464
Southwestern Energy Co. (a)	895,491	32,640,647
Suncor Energy, Inc.	1,375,992	45,364,433
Talisman Energy, Inc.	1,518,100	25,918,240
Ultra Petroleum Corp. (a)	199,945	8,471,670
Whiting Petroleum Corp. (a)	242,386	21,332,392
		665,294,052
TOTAL ENERGY		936,628,626
FINANCIALS - 16.3%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	460,309	19,512,499
Charles Schwab Corp.	1,062,333	15,711,905
Evercore Partners, Inc. Class A	78,900	1,852,572
Franklin Resources, Inc.	179,806	18,084,887
Invesco Ltd.	618,349	12,082,539
MF Global Holdings Ltd. (a)	1,003,400	6,451,862
Morgan Stanley	2,743,150	74,037,619
State Street Corp.	1,880,626	73,193,964
TD Ameritrade Holding Corp. (a)	475,000	7,476,500
UBS AG (a)	977,040	16,587,822
		244,992,169
Commercial Banks - 5.1%
Banco Macro SA sponsored ADR	84,000	3,189,480
BB&T Corp.	860,087	21,355,960
DnB NOR ASA	393,064	4,882,964
FirstMerit Corp.	593,778	11,703,364
HDFC Bank Ltd.	47,280	2,189,068
HDFC Bank Ltd. sponsored ADR	10,600	1,744,548
Huntington Bancshares, Inc.	2,679,754	16,239,309
Industrial & Commercial Bank of China Ltd. (H Shares)	7,072,000	5,399,029
Itau Unibanco Banco Multiplo SA ADR	193,200	4,325,748
KeyCorp	458,026	3,874,900
PNC Financial Services Group, Inc.	1,646,516	97,786,585
PT Bank Rakyat Indonesia Tbk	3,486,000	3,860,342
Regions Financial Corp.	1,634,589	11,981,537
Shinhan Financial Group Co. Ltd.	117,800	4,836,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	294,900	$ 4,588,672
Standard Chartered PLC (United Kingdom)	172,090	4,971,668
SunTrust Banks, Inc.	614,958	15,958,160
Synovus Financial Corp.	1,759,400	4,609,628
Turkiye Garanti Bankasi AS	2,044,000	10,577,324
U.S. Bancorp, Delaware	2,029,234	48,498,693
Wells Fargo & Co.	5,682,342	157,571,344
Zions Bancorporation	217,210	4,819,890
		444,964,944
Consumer Finance - 1.5%
American Express Co.	1,351,167	60,316,095
Capital One Financial Corp.	1,018,168	43,099,051
Discover Financial Services	1,148,659	17,540,023
Promise Co. Ltd.	876,150	6,974,732
		127,929,901
Diversified Financial Services - 4.1%
African Bank Investments Ltd.	1,523,796	6,998,227
Citigroup, Inc. (a)	33,445,659	137,127,202
CME Group, Inc.	9,438	2,631,314
IntercontinentalExchange, Inc. (a)	18,773	1,982,804
JPMorgan Chase & Co.	5,033,075	202,732,261
NBH Holdings Corp. Class A (a)(e)	361,500	7,049,250
		358,521,058
Insurance - 1.7%
Allstate Corp.	239,946	6,776,075
CNO Financial Group, Inc. (a)	1,871,573	10,050,347
First American Financial Corp.	212,464	3,133,844
Genworth Financial, Inc. Class A (a)	535,262	7,268,858
Marsh & McLennan Companies, Inc.	758,048	17,829,289
MetLife, Inc.	1,754,371	73,788,844
Protective Life Corp.	334,200	7,516,158
Sony Financial Holdings, Inc.	1,844	6,688,967
Unum Group	663,300	15,136,506
		148,188,888
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.	95,300	10,015,077
Boston Properties, Inc.	117,100	9,590,490
ProLogis Trust	847,474	9,203,568
Public Storage	217,524	21,343,455
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
The Macerich Co.	247,600	$ 10,263,020
U-Store-It Trust	698,079	5,633,498
		66,049,108
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	701,700	10,550,440
Forest City Enterprises, Inc. Class A (a)	304,184	3,863,137
Indiabulls Real Estate Ltd. (a)	2,477,528	8,746,259
		23,159,836
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	46,097	2,969,253
Ocwen Financial Corp. (a)	978,100	10,328,736
		13,297,989
TOTAL FINANCIALS		1,427,103,893
HEALTH CARE - 10.5%
Biotechnology - 2.0%
Abraxis BioScience, Inc. (a)	129,536	9,752,765
Acorda Therapeutics, Inc. (a)	109,896	3,554,037
AMAG Pharmaceuticals, Inc. (a)	211,740	6,665,575
Amgen, Inc. (a)	348,850	19,022,791
AVEO Pharmaceuticals, Inc.	278,300	2,154,042
Biogen Idec, Inc. (a)	578,579	32,330,995
BioMarin Pharmaceutical, Inc. (a)	617,578	13,494,079
Genzyme Corp. (a)	753,400	52,406,504
Gilead Sciences, Inc. (a)	911,147	30,359,418
Human Genome Sciences, Inc. (a)	192,542	4,994,539
		174,734,745
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	20,700	3,210,156
American Medical Systems Holdings, Inc. (a)	351,657	7,863,051
C. R. Bard, Inc.	165,926	13,030,169
Covidien PLC	569,196	21,242,395
Edwards Lifesciences Corp. (a)	528,252	30,532,966
Mako Surgical Corp. (a)	544,825	5,976,730
Quidel Corp. (a)(d)	663,379	8,225,900
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	572,000	2,577,406
Stryker Corp.	333,003	15,507,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	31,300	$ 1,151,214
William Demant Holding AS (a)	188,044	13,781,780
		123,099,717
Health Care Providers & Services - 2.3%
CIGNA Corp.	727,036	22,363,627
Diagnosticos da America SA	288,600	2,793,274
Express Scripts, Inc. (a)	871,716	39,384,129
Henry Schein, Inc. (a)	552,087	28,979,047
McKesson Corp.	448,875	28,198,328
Medco Health Solutions, Inc. (a)	757,640	36,366,720
UnitedHealth Group, Inc.	1,341,902	40,860,916
		198,946,041
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	422,475	7,051,108
Life Sciences Tools & Services - 0.5%
Covance, Inc. (a)	224,850	8,715,186
Illumina, Inc. (a)	392,887	17,613,124
Life Technologies Corp. (a)	205,580	8,837,884
Lonza Group AG	29,347	2,279,461
QIAGEN NV (a)	379,153	7,097,744
		44,543,399
Pharmaceuticals - 4.2%
Abbott Laboratories	736,323	36,138,733
Allergan, Inc.	489,065	29,862,309
Biovail Corp.	535,000	11,684,177
Johnson & Johnson	498,669	28,967,682
Lupin Ltd.	46,956	1,901,068
Merck & Co., Inc.	3,240,378	111,663,426
Novo Nordisk AS Series B	235,107	20,120,085
Perrigo Co.	170,413	9,544,832
Pfizer, Inc.	5,430,197	81,452,955
Shire PLC sponsored ADR	425,667	29,315,686
Valeant Pharmaceuticals International (a)	120,900	6,809,088
		367,460,041
TOTAL HEALTH CARE		915,835,051
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
Goodrich Corp.	445,178	$ 32,440,121
Honeywell International, Inc.	361,794	15,506,491
Precision Castparts Corp.	76,518	9,349,734
Raytheon Co.	690,100	31,930,927
The Boeing Co.	701,700	47,813,838
United Technologies Corp.	946,765	67,314,992
		204,356,103
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	90,800	5,920,160
United Parcel Service, Inc. Class B	489,300	31,804,500
		37,724,660
Airlines - 0.2%
Southwest Airlines Co.	1,411,260	17,005,683
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	156,500	5,721,640
Owens Corning (a)	333,429	10,496,345
		16,217,985
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	385,063	12,268,107
Stericycle, Inc. (a)	161,200	10,155,600
		22,423,707
Construction & Engineering - 0.2%
Fluor Corp.	372,614	17,993,530
Granite Construction, Inc.	138,495	3,220,009
		21,213,539
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	488,205	22,042,456
Regal-Beloit Corp.	402,074	24,458,161
Saft Groupe SA	212,695	7,292,168
		53,792,785
Industrial Conglomerates - 2.0%
3M Co.	227,400	19,451,796
General Electric Co.	8,554,077	137,891,721
Tyco International Ltd.	475,400	18,198,312
		175,541,829
Machinery - 3.2%
Caterpillar, Inc.	818,308	57,076,983
Cummins, Inc.	592,955	47,205,148
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	1,092,900	$ 41,978,289
Deere & Co.	728,200	48,556,376
Dover Corp.	174,700	8,380,359
Ingersoll-Rand Co. Ltd.	469,100	17,572,486
Navistar International Corp. (a)	448,286	23,180,869
NSK Ltd.	387,000	2,753,891
PACCAR, Inc.	264,500	12,119,390
Timken Co.	87,800	2,951,836
Toro Co.	110,659	5,759,801
Vallourec SA (d)	83,990	8,178,382
		275,713,810
Road & Rail - 1.2%
CSX Corp.	828,600	43,683,792
Union Pacific Corp.	787,900	58,832,493
		102,516,285
TOTAL INDUSTRIALS		926,506,386
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.2%
Aruba Networks, Inc. (a)(d)	1,374,457	23,338,280
Ciena Corp. (a)(d)	1,058,984	13,862,101
Meru Networks, Inc. (a)(d)	291,328	3,548,375
Motorola, Inc. (a)	459,600	3,442,404
QUALCOMM, Inc.	1,399,855	53,306,478
ViaSat, Inc. (a)	137,823	4,980,923
		102,478,561
Computers & Peripherals - 3.8%
A-DATA Technology Co. Ltd.	2,973,000	5,065,369
Apple, Inc. (a)	912,718	234,796,706
EMC Corp. (a)	1,179,659	23,345,452
SanDisk Corp. (a)	1,627,926	71,140,366
		334,347,893
Electronic Equipment & Components - 0.2%
Agilent Technologies, Inc. (a)	595,633	16,636,030
Internet Software & Services - 1.5%
eBay, Inc. (a)	2,397,523	50,132,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	90,672	$ 43,962,319
WebMD Health Corp. (a)	844,984	39,097,410
		133,191,935
IT Services - 0.1%
CoreLogic, Inc. (a)	237,704	4,761,211
Heartland Payment Systems, Inc.	150,755	2,378,914
		7,140,125
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	1,821,796	13,645,252
Analog Devices, Inc.	1,833,300	54,467,343
Applied Materials, Inc.	6,916,909	81,619,526
Applied Micro Circuits Corp. (a)	166,000	1,985,360
ASML Holding NV	3,656,099	117,689,827
ATMI, Inc. (a)	953,841	14,155,000
Avago Technologies Ltd.	702,194	15,279,741
Broadcom Corp. Class A	1,359,770	48,992,513
Brooks Automation, Inc. (a)	1,290,331	9,845,226
First Solar, Inc. (a)(d)	495,674	62,182,303
Inotera Memories, Inc. (a)	41,656,470	22,008,420
Intel Corp.	1,451,120	29,893,072
Intersil Corp. Class A	28,251	320,931
JA Solar Holdings Co. Ltd. ADR (a)	3,102,701	18,461,071
KLA-Tencor Corp.	776,664	24,596,949
Kulicke & Soffa Industries, Inc. (a)	832,396	5,593,701
Lam Research Corp. (a)	1,337,299	56,420,645
Marvell Technology Group Ltd. (a)	978,281	14,595,953
Micron Technology, Inc. (a)	10,341,015	75,282,589
Nanya Technology Corp. (a)	13,053,000	8,834,621
Photronics, Inc. (a)	886,515	4,007,048
ReneSola Ltd. sponsored ADR (a)(d)	1,052,229	7,975,896
Samsung Electronics Co. Ltd.	110,733	75,834,883
Skyworks Solutions, Inc. (a)	126,600	2,219,298
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	1,729,309	16,359,263
Texas Instruments, Inc.	198,000	4,888,620
Varian Semiconductor Equipment Associates, Inc. (a)	799,202	22,585,449
		809,740,500
Software - 2.4%
Microsoft Corp.	7,651,422	197,483,202
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	416,730	$ 6,880,212
Oracle Corp.	321,132	7,591,560
		211,954,974
TOTAL INFORMATION TECHNOLOGY		1,615,490,018
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	110,700	8,034,606
Albemarle Corp.	258,900	11,293,218
CF Industries Holdings, Inc.	47,200	3,832,168
Clariant AG (Reg.) (a)	405,500	5,372,666
Dow Chemical Co.	1,525,982	41,705,088
E.I. du Pont de Nemours & Co.	292,600	11,900,042
Ecolab, Inc.	78,700	3,849,217
LyondellBasell Industries NV:
Class A (a)	96,183	1,731,294
Class B (a)	73,590	1,324,620
Monsanto Co.	521,365	30,155,752
Praxair, Inc.	240,400	20,871,528
Solutia, Inc. (a)	689,000	9,721,790
The Mosaic Co.	138,246	6,587,422
Wacker Chemie AG	48,924	7,852,671
		164,232,082
Construction Materials - 0.0%
HeidelbergCement AG	72,539	3,653,641
Containers & Packaging - 0.4%
Ball Corp.	154,600	9,003,904
Owens-Illinois, Inc. (a)	384,738	10,638,006
Pactiv Corp. (a)	157,200	4,782,024
Rexam PLC	1,434,800	6,953,552
		31,377,486
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	741,700	30,053,684
Carpenter Technology Corp.	178,278	6,230,816
Commercial Metals Co.	332,993	4,791,769
Freeport-McMoRan Copper & Gold, Inc.	414,458	29,650,325
Globe Specialty Metals, Inc.	336,200	3,876,386
Ivanhoe Mines Ltd. (a)	224,000	3,952,877
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Pan American Silver Corp.	74,500	$ 1,710,521
POSCO	19,665	8,180,544
Walter Energy, Inc.	58,900	4,199,570
		92,646,492
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	300,100	4,867,622
TOTAL MATERIALS		296,777,323
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	326,175	8,460,980
Qwest Communications International, Inc.	16,547,243	93,657,395
Verizon Communications, Inc.	1,407,965	40,915,463
		143,033,838
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L sponsored ADR	75,900	3,765,399
American Tower Corp. Class A (a)	1,402,301	64,842,398
Clearwire Corp. Class A (a)	2,598,786	18,139,526
NII Holdings, Inc. (a)	273,881	10,259,582
Sprint Nextel Corp. (a)	3,696,556	16,893,261
Vodafone Group PLC	3,559,800	8,296,396
		122,196,562
TOTAL TELECOMMUNICATION SERVICES		265,230,400
UTILITIES - 3.7%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	990,300	35,630,994
Entergy Corp.	469,756	36,410,788
NextEra Energy, Inc.	1,153,191	60,311,889
PPL Corp.	914,979	24,969,777
		157,323,448
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	656,270	6,766,144
Multi-Utilities - 1.8%
CMS Energy Corp. (d)	1,158,344	18,440,836
PG&E Corp.	1,035,027	45,955,199
Public Service Enterprise Group, Inc.	1,197,116	39,385,116
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	855,914	$ 42,581,722
TECO Energy, Inc.	581,288	9,498,246
		155,861,119
TOTAL UTILITIES		319,950,711
TOTAL COMMON STOCKS (Cost $7,398,580,795)		8,494,881,512
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	95,800	4,847,101
Volkswagen AG	85,268	9,036,309
		13,883,410
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,942,705)		13,883,410
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.16% 8/12/10 (f) (Cost $11,474,414)	$ 11,475,000	11,474,656
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	224,483,520	224,483,520
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	91,617,835	91,617,835
TOTAL MONEY MARKET FUNDS (Cost $316,101,355)		316,101,355
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,740,099,269)		8,836,340,933
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(79,843,008)
NET ASSETS - 100%		$ 8,756,497,925
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
889 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 48,819,435	$ 1,798,867
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,049,250 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,999,880.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,661,184 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	7/20/10	$ 3,911,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233,176
Fidelity Securities Lending Cash Central Fund	552,286
Total	$ 785,462
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 865,498,478	$ 865,498,478	$ -	$ -
Consumer Staples	939,744,036	939,744,036	-	-
Energy	936,628,626	927,918,088	8,710,538	-
Financials	1,427,103,893	1,393,471,769	26,582,874	7,049,250
Health Care	915,835,051	895,714,966	20,120,085	-
Industrials	926,506,386	926,506,386	-	-
Information Technology	1,615,490,018	1,615,490,018	-	-
Materials	296,777,323	288,596,779	8,180,544	-
Telecommunication Services	265,230,400	256,934,004	8,296,396	-
Utilities	319,950,711	319,950,711	-	-
U.S. Government and Government Agency Obligations	11,474,656	-	11,474,656	-
Money Market Funds	316,101,355	316,101,355	-	-
Total Investments in Securities:	$ 8,836,340,933	$ 8,745,926,590	$ 83,365,093	$ 7,049,250
Derivative Instruments:
Assets
Futures Contracts	$ 1,798,867	$ 1,798,867	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,230,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(180,750)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,049,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (180,750)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,798,867	$ -
Total Value of Derivatives	$ 1,798,867	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.7%
United Kingdom	2.7%
Netherlands	1.7%
Canada	1.4%
Switzerland	1.1%
Korea (South)	1.1%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,510,687) - See accompanying schedule: Unaffiliated issuers (cost $7,423,997,914)	$ 8,520,239,578
Fidelity Central Funds (cost $316,101,355)	316,101,355
Total Investments (cost $7,740,099,269)		$ 8,836,340,933
Foreign currency held at value (cost $26,027)		26,027
Receivable for investments sold		130,635,456
Receivable for fund shares sold		12,648,061
Dividends receivable		13,914,422
Distributions receivable from Fidelity Central Funds		108,012
Receivable for daily variation on futures contracts		88,037
Other receivables		578,624
Total assets		8,994,339,572
Liabilities
Payable to custodian bank	$ 1,301,525
Payable for investments purchased	137,950,717
Payable for fund shares redeemed	603,569
Accrued management fee	4,725,577
Other affiliated payables	1,526,557
Other payables and accrued expenses	115,867
Collateral on securities loaned, at value	91,617,835
Total liabilities		237,841,647

Net Assets		$ 8,756,497,925
Net Assets consist of:
Paid in capital		$ 7,381,032,982
Undistributed net investment income		37,679,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		239,728,146
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,098,057,795
Net Assets		$ 8,756,497,925
Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($7,699,326,143 ÷ 672,954,063 shares)		$ 11.44

Class F: Net Asset Value, offering price and redemption price per share ($1,057,171,782 ÷ 92,307,925 shares)		$ 11.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 72,670,275
Interest		4,491
Income from Fidelity Central Funds		785,462
Total income		73,460,228

Expenses
Management fee Basic fee	$ 23,259,387
Performance adjustment	4,006,820
Transfer agent fees	8,728,435
Accounting and security lending fees	617,164
Custodian fees and expenses	237,947
Independent trustees' compensation	22,894
Audit	37,074
Legal	12,828
Miscellaneous	57,679
Total expenses before reductions	36,980,228
Expense reductions	(727,700)	36,252,528
Net investment income (loss)		37,207,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	283,244,388
Foreign currency transactions	150,626
Futures contracts	647,710
Total net realized gain (loss)		284,042,724
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $31,960)	38,245,834
Assets and liabilities in foreign currencies	28,028
Futures contracts	5,072,335
Total change in net unrealized appreciation (depreciation)		43,346,197
Net gain (loss)		327,388,921
Net increase (decrease) in net assets resulting from operations		$ 364,596,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,207,700	$ 53,360,857
Net realized gain (loss)	284,042,724	734,097,745
Change in net unrealized appreciation (depreciation)	43,346,197	1,170,479,858
Net increase (decrease) in net assets resulting from operations	364,596,621	1,957,938,460
Distributions to shareholders from net investment income	(85,571)	(52,788,152)
Distributions to shareholders from net realized gain	(273,159,640)	(222,836,428)
Total distributions	(273,245,211)	(275,624,580)
Share transactions - net increase (decrease)	1,121,676,275	2,804,422,883
Total increase (decrease) in net assets	1,213,027,685	4,486,736,763

Net Assets
Beginning of period	7,543,470,240	3,056,733,477
End of period (including undistributed net investment income of $37,679,002 and undistributed net investment income of $556,873, respectively)	$ 8,756,497,925	$ 7,543,470,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 8.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.09	.03
Net realized and unrealized gain (loss)	.47	3.18	(1.52)
Total from investment operations	.52	3.27	(1.49)
Distributions from net investment income	-	(.08)	(.03)
Distributions from net realized gain	(.40)	(.35)	-
Total distributions	(.40)	(.43)	(.03)
Net asset value, end of period	$ 11.44	$ 11.32	$ 8.48
Total Return B, C	4.53%	38.51%	(14.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.90%	.95% A
Expenses net of fee waivers, if any	.91% A	.90%	.95% A
Expenses net of all reductions	.89% A	.88%	.95% A
Net investment income (loss)	.87% A	.88%	1.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,699,326	$ 7,142,899	$ 3,056,733
Portfolio turnover rate F	116% A	144%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 17, 2008 (commencement of operations) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2010	Year ended January 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 9.84
Income from Investment Operations
Net investment income (loss) D	.06	.04
Net realized and unrealized gain (loss)	.47	1.89
Total from investment operations	.53	1.93
Distributions from net investment income	- I	(.10)
Distributions from net realized gain	(.40)	(.35)
Total distributions	(.40)	(.45)
Net asset value, end of period	$ 11.45	$ 11.32
Total Return B, C	4.64%	19.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.63% A
Expenses net of fee waivers, if any	.68% A	.63% A
Expenses net of all reductions	.66% A	.61% A
Net investment income (loss)	1.10% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,172	$ 400,571
Portfolio turnover rate F	116% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Large Cap Value Fund offers Series Large Cap Value shares and Class F shares, each of which has equal rights as to assets and voting privileges. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar

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3. Significant Accounting Policies - continued

Security Valuation - continued

securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Large Cap Value Fund	$ 7,577,313,251	$ 1,098,352,806	$ (184,894,600)	$ 913,458,206
Fidelity Series All-Sector Equity Fund	7,785,055,449	1,277,127,284	(225,841,800)	1,051,285,484

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$ 647,710	$ 5,072,335
Totals (a)	$ 647,710	$ 5,072,335

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Fund	5,065,823,112	4,639,896,191
Fidelity Series All-Sector Equity Fund	5,487,407,150	4,646,129,299

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7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Funds, Series Large Cap Value and Series All-Sector Equity, as compared to an appropriate benchmark index. Fidelity Series Large Cap Value Fund and Fidelity Series All-Sector Equity Funds' performance adjustment took effect in October, 2009. Subsequent months will be added until the performance period includes 36 months. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Large Cap Value Fund	.30%	.26%	.50%
Fidelity Series All-Sector Equity Fund	.30%	.26%	.65%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Series Large Cap Value	$ 8,761,311.23
Series All-Sector Equity	8,728,435.23

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Value Fund	$ 247,222
Fidelity Series All-Sector Equity Fund	210,664

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Large Cap Value Fund	$ 16,644
Fidelity Series All-Sector Equity Fund	16,371

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Series Large Cap Value Fund	$ 157,346
Fidelity Series All-Sector Equity Fund	$ 552,286

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10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services of these Funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Fidelity Series Large Cap Value Fund	$ 472,320
Fidelity Series All-Sector Equity Fund	727,700

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010 A
Fidelity Series Large Cap Value Fund
From net investment income
Series Large Cap Value	$ 2,671,521	$ 73,288,434
Class F	285,462	1,564,067
Total	$ 2,956,983	$ 74,852,501
From net realized gain
Series Large Cap Value	$ 124,225,701	$ 261,300,589
Class F	8,849,334	4,468,762
Total	$ 133,075,035	$ 265,769,351
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$ -	$ 51,732,502
Class F	85,571	1,055,650
Total	$ 85,571	$ 52,788,152
From net realized gain
Series All-Sector Equity	$ 256,045,354	$ 219,066,251
Class F	17,114,286	3,770,177
Total	$ 273,159,640	$ 222,836,428

A Distributions for Class F are for the period June, 26 2009 (commencement of sale of shares) to July 31, 2010.

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2010	Year ended January 31, 2010 A	Six months ended July 31, 2010	Year ended January 31, 2010 A
Fidelity Series Large Cap Value Fund
Series Large Cap Value
Shares sold	83,500,507	488,851,765	$ 941,562,261	$ 4,419,609,757
Reinvestment of distributions	10,967,781	30,331,893	126,897,222	334,589,023
Shares redeemed	(87,813,078)	(76,623,799)	(1,007,856,504)	(873,903,882)
Net increase (decrease)	6,655,210	442,559,859	$ 60,602,979	$ 3,880,294,898
Class F
Shares sold	57,099,167	40,893,727	$ 644,225,615	$ 471,198,977
Reinvestment of distributions	789,524	531,995	9,134,796	6,032,829
Shares redeemed	(3,590,485)	(977,156)	(42,216,098)	(11,352,182)
Net increase (decrease)	54,298,206	40,448,566	$ 611,144,313	$ 465,879,624
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	90,840,529	308,105,922	$ 1,038,213,968	$ 2,828,762,888
Reinvestment of distributions	21,959,293	23,381,311	256,045,354	270,798,753
Shares redeemed	(70,985,319)	(60,850,629)	(827,791,738)	(711,008,425)
Net increase (decrease)	41,814,503	270,636,604	$ 466,467,584	$ 2,388,553,216
Class F
Shares sold	56,974,011	35,440,494	$ 656,333,323	$ 416,551,627
Reinvestment of distributions	1,475,116	416,379	17,199,857	4,825,827
Shares redeemed	(1,534,157)	(463,918)	(18,324,489)	(5,507,787)
Net increase (decrease)	56,914,970	35,392,955	$ 655,208,691	$ 415,869,667

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to July 31, 2010.

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13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Series Large Cap Value Fund	100%
Fidelity Series All-Sector Equity Fund	100%

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance (Series All-Sector Equity Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of the retail class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the

Semiannual Report

percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Fidelity Series All-Sector Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Series Large Cap Value Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of the retail class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Series Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the period shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Series All-Sector Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the period shown in the performance chart above.

Fidelity Series Large Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the period shown in the performance chart above.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses each class of each fund ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other funds advised by FMR or an affiliate, each fund continues to incur management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY
Series Large Cap Value Fund

The Northern Trust Company

Chicago, IL
Series All-Sector Equity Fund

DLF-SANN-0910
1.873098.101

Fidelity®
Telecom and Utilities
Fund

Semiannual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Actual	.65%	$ 1,000.00	$ 1,100.10	$ 3.38
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.57	$ 3.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	18.7	5.1
NextEra Energy, Inc.	9.1	5.3
Sempra Energy	7.7	0.0
American Electric Power Co., Inc.	6.9	9.7
Public Service Enterprise Group, Inc.	6.0	0.0
NV Energy, Inc.	4.8	4.6
PG&E Corp.	4.8	5.1
Qwest Communications International, Inc.	4.7	6.9
Entergy Corp.	4.4	6.0
CMS Energy Corp.	3.8	4.1
	70.9
Top Five Industries as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	35.9	36.7
Multi-Utilities	25.5	19.0
Diversified Telecommunication Services	24.4	14.6
Wireless Telecommunication Services	5.5	12.7
Independent Power Producers & Energy Traders	3.5	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Stocks 100.0%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	3.1%	** Foreign investments	3.1%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	882,300	$ 16,287
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Massey Energy Co.	137,800	4,214
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CommScope, Inc. (a)	169,600	3,450
TELECOMMUNICATION SERVICES - 29.9%
Diversified Telecommunication Services - 24.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	592,300	8,079
Qwest Communications International, Inc.	6,634,600	37,552
Verizon Communications, Inc.	5,146,200	149,548
		195,179
Wireless Telecommunication Services - 5.5%
NII Holdings, Inc. (a)	164,200	6,151
Sprint Nextel Corp. (a)	4,714,900	21,547
Vodafone Group PLC	7,116,200	16,585
		44,283
TOTAL TELECOMMUNICATION SERVICES		239,462
UTILITIES - 67.1%
Electric Utilities - 35.9%
American Electric Power Co., Inc.	1,530,900	55,082
Entergy Corp.	456,723	35,401
FirstEnergy Corp.	483,300	18,220
ITC Holdings Corp.	338,200	19,189
NextEra Energy, Inc.	1,397,200	73,074
NV Energy, Inc.	3,032,500	38,513
Pinnacle West Capital Corp.	497,800	18,961
PPL Corp.	1,069,200	29,178
		287,618
Gas Utilities - 2.2%
National Fuel Gas Co. New Jersey	144,100	6,924
ONEOK, Inc.	100	5
Questar Corp.	631,500	10,388
		17,317
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	1,405,600	$ 14,492
Calpine Corp. (a)	497,643	6,718
NRG Energy, Inc. (a)	255,900	5,804
RRI Energy, Inc. (a)	347,000	1,371
		28,385
Multi-Utilities - 25.5%
CMS Energy Corp. (d)	1,897,637	30,210
PG&E Corp.	867,400	38,513
Public Service Enterprise Group, Inc.	1,458,300	47,978
Sempra Energy	1,243,500	61,864
TECO Energy, Inc.	1,575,600	25,745
		204,310
TOTAL UTILITIES		537,630
TOTAL COMMON STOCKS (Cost $770,831)		801,043
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.24% (b)	9,472,237	9,472
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	9,258,150	9,258
TOTAL MONEY MARKET FUNDS (Cost $18,730)		18,730
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $789,561)		819,773
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(18,231)
NET ASSETS - 100%		$ 801,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	16
Total	$ 23
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,287	$ 16,287	$ -	$ -
Energy	4,214	4,214	-	-
Information Technology	3,450	3,450	-	-
Telecommunication Services	239,462	222,877	16,585	-
Utilities	537,630	537,630	-	-
Money Market Funds	18,730	18,730	-	-
Total Investments in Securities:	$ 819,773	$ 803,188	$ 16,585	$ -
Income Tax Information

At January 31, 2010, the Fund had a capital loss carryforward of approximately $544,323,000 of which $190,886,000, $11,065,000, $132,542,000 and $209,830,000 will expire on January 31, 2011, 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,933) - See accompanying schedule: Unaffiliated issuers (cost $770,831)	$ 801,043
Fidelity Central Funds (cost $18,730)	18,730
Total Investments (cost $789,561)		$ 819,773
Receivable for investments sold		147,359
Receivable for fund shares sold		354
Dividends receivable		2,663
Distributions receivable from Fidelity Central Funds		5
Other receivables		204
Total assets		970,358

Liabilities
Payable for investments purchased	$ 158,406
Payable for fund shares redeemed	701
Accrued management fee	230
Other affiliated payables	170
Other payables and accrued expenses	51
Collateral on securities loaned, at value	9,258
Total liabilities		168,816

Net Assets		$ 801,542
Net Assets consist of:
Paid in capital		$ 1,272,766
Undistributed net investment income		2,697
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(504,133)
Net unrealized appreciation (depreciation) on investments		30,212
Net Assets, for 55,406 shares outstanding		$ 801,542
Net Asset Value, offering price and redemption price per share ($801,542 ÷ 55,406 shares)		$ 14.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)

Investment Income
Dividends		$ 14,238
Income from Fidelity Central Funds		23
Total income		14,261

Expenses
Management fee Basic fee	$ 1,667
Performance adjustment	(376)
Transfer agent fees	869
Accounting and security lending fees	130
Custodian fees and expenses	12
Independent trustees' compensation	2
Registration fees	18
Audit	26
Legal	3
Miscellaneous	7
Total expenses before reductions	2,358
Expense reductions	(284)	2,074
Net investment income (loss)		12,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,099
Foreign currency transactions	(70)
Total net realized gain (loss)		53,029
Change in net unrealized appreciation (depreciation) on: Investment securities	5,868
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		5,850
Net gain (loss)		58,879
Net increase (decrease) in net assets resulting from operations		$ 71,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,187	$ 21,801
Net realized gain (loss)	53,029	(172,251)
Change in net unrealized appreciation (depreciation)	5,850	223,024
Net increase (decrease) in net assets resulting from operations	71,066	72,574
Distributions to shareholders from net investment income	(9,892)	(24,397)
Share transactions Proceeds from sales of shares	100,583	65,438
Reinvestment of distributions	8,987	22,111
Cost of shares redeemed	(74,472)	(173,577)
Net increase (decrease) in net assets resulting from share transactions	35,098	(86,028)
Total increase (decrease) in net assets	96,272	(37,851)

Net Assets
Beginning of period	705,270	743,121
End of period (including undistributed net investment income of $2,697 and undistributed net investment income of $402, respectively)	$ 801,542	$ 705,270
Other Information Shares
Sold	7,188	5,053
Issued in reinvestment of distributions	632	1,763
Redeemed	(5,334)	(13,690)
Net increase (decrease)	2,486	(6,874)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.43	$ 19.00	$ 19.29	$ 15.44	$ 13.28
Income from Investment Operations
Net investment income (loss) D	.23	.39	.44	.32	.33	.22
Net realized and unrealized gain (loss)	1.10	.95	(6.58)	(.24)	3.77	2.20
Total from investment operations	1.33	1.34	(6.14)	.08	4.10	2.42
Distributions from net investment income	(.19)	(.44)	(.43)	(.37)	(.25)	(.26)
Net asset value, end of period	$ 14.47	$ 13.33	$ 12.43	$ 19.00	$ 19.29	$ 15.44
Total Return B, C	10.01%	11.05%	(32.68)%	.24%	26.77%	18.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.65% A	.58%	.77%	.82%	.85%	.87%
Expenses net of fee waivers, if any	.65% A	.58%	.77%	.82%	.85%	.87%
Expenses net of all reductions	.57% A	.56%	.77%	.82%	.84%	.84%
Net investment income (loss)	3.35% A	3.06%	2.72%	1.56%	1.92%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 802	$ 705	$ 743	$ 1,233	$ 1,635	$ 1,029
Portfolio turnover rate F	264% A	224%	110%	56%	104%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Telecom and Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 38,112
Gross unrealized depreciation	(13,322)
Net unrealized appreciation (depreciation)	$ 24,790

Tax cost	$ 794,983

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $996,866 and $952,978, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred and eighty-one dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 12,186.42%

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $284 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Telecom and Utilities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Telecom and Utilities Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Telecom and Utilities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

UIF-USAN-0910
1.789296.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2010